Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	CALVERT SOCIAL INVESTMENT FUND
Entity Central Index Key	0000356682
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000023754
Shareholder Report [Line Items]
Fund Name	Calvert Balanced Fund
Class Name	Class A
Trading Symbol	CSIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Balanced Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$103	0.90%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Index (the Index) and the Bloomberg U.S. Aggregate Bond Index (the Secondary Index):

↓ Not owning Meta Platforms, Inc. detracted from returns relative to the Index as Meta’s stock price rose on strong advertising revenue and user growth

↓ An overweight exposure to health insurer Humana, Inc. hurt returns in the Fund’s equity portfolio as government reimbursements were lower than expected

↓ In the Fund’s fixed-income portfolio, comparatively short interest rate durations weighed on returns relative to the Secondary Index during the period

↑ The equity portion of the Fund’s portfolio outperformed the Index; and the fixed-income portion of the Fund outperformed the Secondary Index

↑ In the equity portion of the Fund’s portfolio, an overweight position in microchip supplier NVIDIA Corp. helped performance relative to the Index

↑ Selections and an overweight position in the information technology sector contributed most to relative returns in the equity portion of the Fund’s portfolio

↑ In the Fund’s fixed-income portion, security selections ― especially in investment-grade corporate bonds ― helped returns relative to the Secondary Index

↑ The use of U.S. Treasury futures contracts to manage interest rate movements contributed to relative returns in the fixed-income portion of the Fund’s portfolio

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Russell 1000® Index	Bloomberg U.S. Aggregate Bond Index	Balanced Blended Benchmark
9/14	$9,475	$10,000	$10,000	$10,000
10/14	$9,704	$10,244	$10,098	$10,186
11/14	$9,914	$10,513	$10,170	$10,375
12/14	$9,843	$10,488	$10,179	$10,364
1/15	$9,706	$10,200	$10,393	$10,280
2/15	$10,049	$10,789	$10,295	$10,598
3/15	$10,005	$10,655	$10,343	$10,539
4/15	$10,022	$10,731	$10,306	$10,568
5/15	$10,118	$10,871	$10,281	$10,641
6/15	$9,964	$10,667	$10,169	$10,475
7/15	$10,040	$10,873	$10,240	$10,625
8/15	$9,558	$10,219	$10,225	$10,236
9/15	$9,353	$9,939	$10,294	$10,095
10/15	$9,754	$10,743	$10,296	$10,586
11/15	$9,751	$10,778	$10,269	$10,596
12/15	$9,566	$10,584	$10,235	$10,467
1/16	$9,269	$10,015	$10,376	$10,187
2/16	$9,276	$10,011	$10,450	$10,214
3/16	$9,722	$10,709	$10,546	$10,678
4/16	$9,791	$10,767	$10,586	$10,729
5/16	$9,890	$10,955	$10,589	$10,843
6/16	$9,912	$10,980	$10,779	$10,936
7/16	$10,146	$11,398	$10,847	$11,214
8/16	$10,182	$11,414	$10,835	$11,217
9/16	$10,189	$11,423	$10,829	$11,220
10/16	$9,987	$11,200	$10,746	$11,055
11/16	$10,182	$11,641	$10,492	$11,211
12/16	$10,308	$11,860	$10,506	$11,344
1/17	$10,412	$12,099	$10,527	$11,490
2/17	$10,636	$12,567	$10,598	$11,788
3/17	$10,640	$12,575	$10,592	$11,790
4/17	$10,670	$12,708	$10,674	$11,901
5/17	$10,792	$12,870	$10,756	$12,029
6/17	$10,823	$12,960	$10,745	$12,074
7/17	$10,962	$13,217	$10,792	$12,238
8/17	$10,986	$13,258	$10,888	$12,305
9/17	$11,056	$13,540	$10,836	$12,439
10/17	$11,202	$13,851	$10,843	$12,613
11/17	$11,382	$14,273	$10,829	$12,837
12/17	$11,496	$14,432	$10,879	$12,947
1/18	$11,783	$15,225	$10,753	$13,314
2/18	$11,510	$14,666	$10,651	$12,970
3/18	$11,391	$14,333	$10,720	$12,826
4/18	$11,388	$14,381	$10,640	$12,814
5/18	$11,574	$14,749	$10,716	$13,047
6/18	$11,638	$14,844	$10,703	$13,092
7/18	$11,956	$15,356	$10,705	$13,364
8/18	$12,172	$15,885	$10,774	$13,675
9/18	$12,163	$15,946	$10,705	$13,670
10/18	$11,620	$14,817	$10,620	$13,047
11/18	$11,800	$15,119	$10,683	$13,237
12/18	$11,181	$13,742	$10,880	$12,611
1/19	$11,776	$14,893	$10,995	$13,299
2/19	$12,039	$15,398	$10,989	$13,566
3/19	$12,327	$15,666	$11,200	$13,812
4/19	$12,644	$16,298	$11,203	$14,148
5/19	$12,434	$15,260	$11,402	$13,707
6/19	$12,915	$16,331	$11,545	$14,354
7/19	$13,138	$16,585	$11,570	$14,500
8/19	$13,233	$16,281	$11,870	$14,491
9/19	$13,205	$16,563	$11,807	$14,611
10/19	$13,328	$16,914	$11,842	$14,814
11/19	$13,579	$17,553	$11,836	$15,147
12/19	$13,834	$18,060	$11,828	$15,405
1/20	$13,996	$18,080	$12,056	$15,534
2/20	$13,380	$16,602	$12,273	$14,884
3/20	$12,099	$14,408	$12,200	$13,669
4/20	$13,153	$16,312	$12,417	$14,850
5/20	$13,601	$17,173	$12,475	$15,348
6/20	$13,928	$17,553	$12,554	$15,590
7/20	$14,588	$18,581	$12,741	$16,231
8/20	$15,180	$19,944	$12,638	$16,893
9/20	$14,820	$19,215	$12,632	$16,519
10/20	$14,584	$18,752	$12,575	$16,251
11/20	$15,537	$20,960	$12,698	$17,463
12/20	$15,971	$21,846	$12,716	$17,915
1/21	$15,821	$21,666	$12,625	$17,775
2/21	$16,116	$22,294	$12,443	$17,982
3/21	$16,249	$23,138	$12,287	$18,300
4/21	$16,948	$24,384	$12,384	$18,949
5/21	$16,973	$24,499	$12,425	$19,028
6/21	$17,281	$25,113	$12,512	$19,367
7/21	$17,561	$25,635	$12,652	$19,695
8/21	$17,826	$26,377	$12,628	$20,022
9/21	$17,262	$25,165	$12,518	$19,401
10/21	$17,959	$26,911	$12,515	$20,207
11/21	$17,787	$26,550	$12,552	$20,068
12/21	$18,257	$27,626	$12,520	$20,535
1/22	$17,305	$26,068	$12,250	$19,664
2/22	$17,113	$25,353	$12,114	$19,252
3/22	$17,345	$26,208	$11,777	$19,428
4/22	$16,261	$23,872	$11,330	$18,094
5/22	$16,199	$23,836	$11,403	$18,124
6/22	$15,430	$21,840	$11,224	$17,100
7/22	$16,259	$23,874	$11,498	$18,222
8/22	$15,741	$22,957	$11,174	$17,597
9/22	$14,776	$20,833	$10,691	$16,316
10/22	$15,260	$22,504	$10,552	$17,016
11/22	$15,965	$23,721	$10,940	$17,819
12/22	$15,460	$22,342	$10,891	$17,165
1/23	$16,085	$23,840	$11,226	$18,067
2/23	$15,652	$23,272	$10,936	$17,622
3/23	$16,189	$24,009	$11,214	$18,135
4/23	$16,350	$24,306	$11,282	$18,314
5/23	$16,274	$24,419	$11,159	$18,286
6/23	$16,862	$26,069	$11,119	$19,000
7/23	$17,177	$26,965	$11,111	$19,387
8/23	$17,110	$26,493	$11,040	$19,134
9/23	$16,418	$25,248	$10,760	$18,400
10/23	$16,135	$24,638	$10,590	$18,017
11/23	$17,311	$26,939	$11,069	$19,353
12/23	$17,986	$28,269	$11,493	$20,223
1/24	$18,311	$28,663	$11,462	$20,370
2/24	$18,893	$30,211	$11,300	$20,915
3/24	$19,271	$31,180	$11,404	$21,394
4/24	$18,641	$29,853	$11,116	$20,632
5/24	$19,496	$31,259	$11,304	$21,355
6/24	$20,170	$32,293	$11,411	$21,860
7/24	$20,396	$32,763	$11,678	$22,255
8/24	$20,871	$33,540	$11,846	$22,699
9/24	$21,179	$34,257	$12,004	$23,112

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	29.02%	9.90%	8.37%
Class A with 5.25% Maximum Sales Charge	22.26%	8.72%	7.79%
Russell 1000® Index	35.68%	15.62%	13.09%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Balanced Blended BenchmarkFootnote Reference1	25.61%	9.59%	8.73%

AssetsNet	$ 1,347,515,064
Holdings Count | Holding	540
Advisory Fees Paid, Amount	$ 4,653,442
InvestmentCompanyPortfolioTurnover	153.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,347,515,064
# of Portfolio Holdings	540
Portfolio Turnover Rate	153%
Total Advisory Fees Paid	$4,653,442

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	2.7%
Commercial Mortgage-Backed Securities	3.5%
Asset-Backed Securities	4.3%
U.S. Treasury Obligations	4.9%
Short-Term Investments	5.6%
U.S. Government Agency Mortgage-Backed Securities	8.4%
Corporate Bonds	10.7%
Common Stocks	59.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	4.9%
Apple, Inc.	4.2%
Uniform Mortgage-Backed Security, 5.50%, 30-Year, TBA	4.0%
NVIDIA Corp.	3.8%
Alphabet, Inc., Class C	2.8%
Amazon.com, Inc.	2.7%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	2.6%
Broadcom, Inc.	1.7%
Eli Lilly & Co.	1.4%
AbbVie, Inc.	1.4%
Total	29.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023756
Shareholder Report [Line Items]
Fund Name	Calvert Balanced Fund
Class Name	Class C
Trading Symbol	CSGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Balanced Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$189	1.66%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Index (the Index) and the Bloomberg U.S. Aggregate Bond Index (the Secondary Index):

↓ Not owning Meta Platforms, Inc. detracted from returns relative to the Index as Meta’s stock price rose on strong advertising revenue and user growth

↓ An overweight exposure to health insurer Humana, Inc. hurt returns in the Fund’s equity portfolio as government reimbursements were lower than expected

↓ In the Fund’s fixed-income portfolio, comparatively short interest rate durations weighed on returns relative to the Secondary Index during the period

↑ The equity portion of the Fund’s portfolio outperformed the Index; and the fixed-income portion of the Fund outperformed the Secondary Index

↑ In the equity portion of the Fund’s portfolio, an overweight position in microchip supplier NVIDIA Corp. helped performance relative to the Index

↑ Selections and an overweight position in the information technology sector contributed most to relative returns in the equity portion of the Fund’s portfolio

↑ In the Fund’s fixed-income portion, security selections ― especially in investment-grade corporate bonds ― helped returns relative to the Secondary Index

↑ The use of U.S. Treasury futures contracts to manage interest rate movements contributed to relative returns in the fixed-income portion of the Fund’s portfolio

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Russell 1000® Index	Bloomberg U.S. Aggregate Bond Index	Balanced Blended Benchmark
9/14	$10,000	$10,000	$10,000	$10,000
10/14	$10,232	$10,244	$10,098	$10,186
11/14	$10,449	$10,513	$10,170	$10,375
12/14	$10,367	$10,488	$10,179	$10,364
1/15	$10,217	$10,200	$10,393	$10,280
2/15	$10,571	$10,789	$10,295	$10,598
3/15	$10,517	$10,655	$10,343	$10,539
4/15	$10,527	$10,731	$10,306	$10,568
5/15	$10,624	$10,871	$10,281	$10,641
6/15	$10,455	$10,667	$10,169	$10,475
7/15	$10,524	$10,873	$10,240	$10,625
8/15	$10,012	$10,219	$10,225	$10,236
9/15	$9,791	$9,939	$10,294	$10,095
10/15	$10,207	$10,743	$10,296	$10,586
11/15	$10,194	$10,778	$10,269	$10,596
12/15	$9,993	$10,584	$10,235	$10,467
1/16	$9,680	$10,015	$10,376	$10,187
2/16	$9,677	$10,011	$10,450	$10,214
3/16	$10,137	$10,709	$10,546	$10,678
4/16	$10,201	$10,767	$10,586	$10,729
5/16	$10,299	$10,955	$10,589	$10,843
6/16	$10,313	$10,980	$10,779	$10,936
7/16	$10,550	$11,398	$10,847	$11,214
8/16	$10,581	$11,414	$10,835	$11,217
9/16	$10,579	$11,423	$10,829	$11,220
10/16	$10,363	$11,200	$10,746	$11,055
11/16	$10,558	$11,641	$10,492	$11,211
12/16	$10,678	$11,860	$10,506	$11,344
1/17	$10,782	$12,099	$10,527	$11,490
2/17	$11,008	$12,567	$10,598	$11,788
3/17	$11,002	$12,575	$10,592	$11,790
4/17	$11,027	$12,708	$10,674	$11,901
5/17	$11,145	$12,870	$10,756	$12,029
6/17	$11,172	$12,960	$10,745	$12,074
7/17	$11,305	$13,217	$10,792	$12,238
8/17	$11,323	$13,258	$10,888	$12,305
9/17	$11,389	$13,540	$10,836	$12,439
10/17	$11,529	$13,851	$10,843	$12,613
11/17	$11,709	$14,273	$10,829	$12,837
12/17	$11,817	$14,432	$10,879	$12,947
1/18	$12,106	$15,225	$10,753	$13,314
2/18	$11,817	$14,666	$10,651	$12,970
3/18	$11,687	$14,333	$10,720	$12,826
4/18	$11,679	$14,381	$10,640	$12,814
5/18	$11,857	$14,749	$10,716	$13,047
6/18	$11,921	$14,844	$10,703	$13,092
7/18	$12,235	$15,356	$10,705	$13,364
8/18	$12,451	$15,885	$10,774	$13,675
9/18	$12,430	$15,946	$10,705	$13,670
10/18	$11,868	$14,817	$10,620	$13,047
11/18	$12,047	$15,119	$10,683	$13,237
12/18	$11,405	$13,742	$10,880	$12,611
1/19	$12,005	$14,893	$10,995	$13,299
2/19	$12,266	$15,398	$10,989	$13,566
3/19	$12,554	$15,666	$11,200	$13,812
4/19	$12,868	$16,298	$11,203	$14,148
5/19	$12,647	$15,260	$11,402	$13,707
6/19	$13,129	$16,331	$11,545	$14,354
7/19	$13,342	$16,585	$11,570	$14,500
8/19	$13,431	$16,281	$11,870	$14,491
9/19	$13,396	$16,563	$11,807	$14,611
10/19	$13,509	$16,914	$11,842	$14,814
11/19	$13,756	$17,553	$11,836	$15,147
12/19	$14,008	$18,060	$11,828	$15,405
1/20	$14,161	$18,080	$12,056	$15,534
2/20	$13,532	$16,602	$12,273	$14,884
3/20	$12,225	$14,408	$12,200	$13,669
4/20	$13,283	$16,312	$12,417	$14,850
5/20	$13,727	$17,173	$12,475	$15,348
6/20	$14,048	$17,553	$12,554	$15,590
7/20	$14,705	$18,581	$12,741	$16,231
8/20	$15,291	$19,944	$12,638	$16,893
9/20	$14,922	$19,215	$12,632	$16,519
10/20	$14,672	$18,752	$12,575	$16,251
11/20	$15,620	$20,960	$12,698	$17,463
12/20	$16,049	$21,846	$12,716	$17,915
1/21	$15,884	$21,666	$12,625	$17,775
2/21	$16,172	$22,294	$12,443	$17,982
3/21	$16,297	$23,138	$12,287	$18,300
4/21	$16,989	$24,384	$12,384	$18,949
5/21	$17,002	$24,499	$12,425	$19,028
6/21	$17,299	$25,113	$12,512	$19,367
7/21	$17,565	$25,635	$12,652	$19,695
8/21	$17,823	$26,377	$12,628	$20,022
9/21	$17,248	$25,165	$12,518	$19,401
10/21	$17,933	$26,911	$12,515	$20,207
11/21	$17,751	$26,550	$12,552	$20,068
12/21	$18,203	$27,626	$12,520	$20,535
1/22	$17,244	$26,068	$12,250	$19,664
2/22	$17,045	$25,353	$12,114	$19,252
3/22	$17,267	$26,208	$11,777	$19,428
4/22	$16,176	$23,872	$11,330	$18,094
5/22	$16,104	$23,836	$11,403	$18,124
6/22	$15,330	$21,840	$11,224	$17,100
7/22	$16,142	$23,874	$11,498	$18,222
8/22	$15,620	$22,957	$11,174	$17,597
9/22	$14,652	$20,833	$10,691	$16,316
10/22	$15,124	$22,504	$10,552	$17,016
11/22	$15,810	$23,721	$10,940	$17,819
12/22	$15,300	$22,342	$10,891	$17,165
1/23	$15,907	$23,840	$11,226	$18,067
2/23	$15,471	$23,272	$10,936	$17,622
3/23	$15,993	$24,009	$11,214	$18,135
4/23	$16,141	$24,306	$11,282	$18,314
5/23	$16,058	$24,419	$11,159	$18,286
6/23	$16,627	$26,069	$11,119	$19,000
7/23	$16,927	$26,965	$11,111	$19,387
8/23	$16,849	$26,493	$11,040	$19,134
9/23	$16,154	$25,248	$10,760	$18,400
10/23	$15,869	$24,638	$10,590	$18,017
11/23	$17,014	$26,939	$11,069	$19,353
12/23	$17,669	$28,269	$11,493	$20,223
1/24	$17,973	$28,663	$11,462	$20,370
2/24	$18,531	$30,211	$11,300	$20,915
3/24	$18,892	$31,180	$11,404	$21,394
4/24	$18,264	$29,853	$11,116	$20,632
5/24	$19,090	$31,259	$11,304	$21,355
6/24	$19,737	$32,293	$11,411	$21,860
7/24	$19,944	$32,763	$11,678	$22,255
8/24	$20,395	$33,540	$11,846	$22,699
9/24	$21,007	$34,257	$12,004	$23,112

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C	28.07%	9.07%	7.70%
Class C with 1% Maximum Deferred Sales Charge	27.07%	9.07%	7.70%
Russell 1000® Index	35.68%	15.62%	13.09%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Balanced Blended BenchmarkFootnote Reference1	25.61%	9.59%	8.73%

AssetsNet	$ 1,347,515,064
Holdings Count | Holding	540
Advisory Fees Paid, Amount	$ 4,653,442
InvestmentCompanyPortfolioTurnover	153.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,347,515,064
# of Portfolio Holdings	540
Portfolio Turnover Rate	153%
Total Advisory Fees Paid	$4,653,442

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	2.7%
Commercial Mortgage-Backed Securities	3.5%
Asset-Backed Securities	4.3%
U.S. Treasury Obligations	4.9%
Short-Term Investments	5.6%
U.S. Government Agency Mortgage-Backed Securities	8.4%
Corporate Bonds	10.7%
Common Stocks	59.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	4.9%
Apple, Inc.	4.2%
Uniform Mortgage-Backed Security, 5.50%, 30-Year, TBA	4.0%
NVIDIA Corp.	3.8%
Alphabet, Inc., Class C	2.8%
Amazon.com, Inc.	2.7%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	2.6%
Broadcom, Inc.	1.7%
Eli Lilly & Co.	1.4%
AbbVie, Inc.	1.4%
Total	29.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023757
Shareholder Report [Line Items]
Fund Name	Calvert Balanced Fund
Class Name	Class I
Trading Symbol	CBAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Balanced Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$76	0.66%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Index (the Index) and the Bloomberg U.S. Aggregate Bond Index (the Secondary Index):

↓ Not owning Meta Platforms, Inc. detracted from returns relative to the Index as Meta’s stock price rose on strong advertising revenue and user growth

↓ An overweight exposure to health insurer Humana, Inc. hurt returns in the Fund’s equity portfolio as government reimbursements were lower than expected

↓ In the Fund’s fixed-income portfolio, comparatively short interest rate durations weighed on returns relative to the Secondary Index during the period

↑ The equity portion of the Fund’s portfolio outperformed the Index; and the fixed-income portion of the Fund outperformed the Secondary Index

↑ In the equity portion of the Fund’s portfolio, an overweight position in microchip supplier NVIDIA Corp. helped performance relative to the Index

↑ Selections and an overweight position in the information technology sector contributed most to relative returns in the equity portion of the Fund’s portfolio

↑ In the Fund’s fixed-income portion, security selections ― especially in investment-grade corporate bonds ― helped returns relative to the Secondary Index

↑ The use of U.S. Treasury futures contracts to manage interest rate movements contributed to relative returns in the fixed-income portion of the Fund’s portfolio

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Russell 1000® Index	Bloomberg U.S. Aggregate Bond Index	Balanced Blended Benchmark
9/14	$1,000,000	$1,000,000	$1,000,000	$1,000,000
10/14	$1,024,443	$1,024,439	$1,009,828	$1,018,595
11/14	$1,047,117	$1,051,260	$1,016,991	$1,037,486
12/14	$1,040,238	$1,048,811	$1,017,942	$1,036,424
1/15	$1,026,008	$1,020,003	$1,039,288	$1,028,036
2/15	$1,062,647	$1,078,939	$1,029,516	$1,059,810
3/15	$1,058,498	$1,065,504	$1,034,297	$1,053,860
4/15	$1,060,621	$1,073,068	$1,030,585	$1,056,836
5/15	$1,071,279	$1,087,106	$1,028,104	$1,064,114
6/15	$1,055,666	$1,066,712	$1,016,893	$1,047,495
7/15	$1,063,587	$1,087,273	$1,023,962	$1,062,522
8/15	$1,012,924	$1,021,870	$1,022,492	$1,023,563
9/15	$991,475	$993,863	$1,029,408	$1,009,501
10/15	$1,034,358	$1,074,275	$1,029,579	$1,058,574
11/15	$1,034,363	$1,077,824	$1,026,859	$1,059,554
12/15	$1,014,963	$1,058,434	$1,023,541	$1,046,747
1/16	$983,904	$1,001,464	$1,037,626	$1,018,705
2/16	$984,585	$1,001,121	$1,044,987	$1,021,386
3/16	$1,032,390	$1,070,860	$1,054,574	$1,067,824
4/16	$1,039,944	$1,076,683	$1,058,622	$1,072,948
5/16	$1,050,911	$1,095,538	$1,058,894	$1,084,332
6/16	$1,053,598	$1,098,019	$1,077,920	$1,093,598
7/16	$1,079,071	$1,139,847	$1,084,735	$1,121,360
8/16	$1,083,195	$1,141,362	$1,083,494	$1,121,741
9/16	$1,083,857	$1,142,265	$1,082,859	$1,122,011
10/16	$1,063,077	$1,119,991	$1,074,577	$1,105,450
11/16	$1,084,184	$1,164,145	$1,049,159	$1,121,139
12/16	$1,097,765	$1,186,015	$1,050,639	$1,134,410
1/17	$1,109,026	$1,209,864	$1,052,700	$1,148,987
2/17	$1,133,296	$1,256,696	$1,059,775	$1,178,761
3/17	$1,133,964	$1,257,490	$1,059,220	$1,178,960
4/17	$1,137,863	$1,270,784	$1,067,394	$1,190,078
5/17	$1,150,924	$1,287,003	$1,075,610	$1,202,855
6/17	$1,154,993	$1,295,989	$1,074,527	$1,207,410
7/17	$1,169,897	$1,321,654	$1,079,151	$1,223,835
8/17	$1,173,106	$1,325,788	$1,088,831	$1,230,523
9/17	$1,180,803	$1,354,021	$1,083,645	$1,243,901
10/17	$1,196,480	$1,385,077	$1,084,272	$1,261,307
11/17	$1,216,092	$1,427,316	$1,082,881	$1,283,739
12/17	$1,228,909	$1,443,228	$1,087,851	$1,294,682
1/18	$1,259,794	$1,522,451	$1,075,322	$1,331,359
2/18	$1,230,801	$1,466,557	$1,065,128	$1,296,984
3/18	$1,218,642	$1,433,270	$1,071,959	$1,282,648
4/18	$1,218,636	$1,438,141	$1,063,986	$1,281,448
5/18	$1,238,525	$1,474,851	$1,071,580	$1,304,732
6/18	$1,246,050	$1,484,388	$1,070,262	$1,309,152
7/18	$1,280,261	$1,535,617	$1,070,516	$1,336,385
8/18	$1,303,699	$1,588,530	$1,077,405	$1,367,454
9/18	$1,302,683	$1,594,562	$1,070,467	$1,367,047
10/18	$1,244,816	$1,481,726	$1,062,007	$1,304,684
11/18	$1,264,947	$1,511,880	$1,068,347	$1,323,730
12/18	$1,198,629	$1,374,182	$1,087,974	$1,261,121
1/19	$1,262,791	$1,489,343	$1,099,528	$1,329,889
2/19	$1,291,660	$1,539,770	$1,098,891	$1,356,598
3/19	$1,322,596	$1,566,577	$1,119,992	$1,381,188
4/19	$1,356,801	$1,629,842	$1,120,278	$1,414,797
5/19	$1,334,674	$1,525,981	$1,140,165	$1,370,748
6/19	$1,386,464	$1,633,111	$1,154,483	$1,435,373
7/19	$1,410,305	$1,658,473	$1,157,023	$1,450,011
8/19	$1,421,201	$1,628,098	$1,187,003	$1,449,105
9/19	$1,418,173	$1,656,318	$1,180,681	$1,461,089
10/19	$1,431,558	$1,691,421	$1,184,238	$1,481,429
11/19	$1,459,155	$1,755,343	$1,183,635	$1,514,718
12/19	$1,486,855	$1,806,034	$1,182,810	$1,540,542
1/20	$1,504,751	$1,807,984	$1,205,572	$1,553,398
2/20	$1,438,592	$1,660,241	$1,227,271	$1,488,418
3/20	$1,300,897	$1,440,841	$1,220,049	$1,366,898
4/20	$1,414,920	$1,631,237	$1,241,736	$1,484,993
5/20	$1,463,368	$1,717,304	$1,247,518	$1,534,769
6/20	$1,498,627	$1,755,280	$1,255,376	$1,559,000
7/20	$1,570,278	$1,858,062	$1,274,128	$1,623,088
8/20	$1,634,396	$1,994,438	$1,263,843	$1,689,325
9/20	$1,596,008	$1,921,546	$1,263,150	$1,651,910
10/20	$1,570,813	$1,875,208	$1,257,510	$1,625,058
11/20	$1,673,769	$2,096,028	$1,269,849	$1,746,254
12/20	$1,720,946	$2,184,639	$1,271,599	$1,791,511
1/21	$1,704,718	$2,166,646	$1,262,482	$1,777,520
2/21	$1,737,247	$2,229,436	$1,244,251	$1,798,161
3/21	$1,751,886	$2,313,806	$1,228,714	$1,830,008
4/21	$1,827,770	$2,438,359	$1,238,421	$1,894,897
5/21	$1,830,758	$2,449,934	$1,242,467	$1,902,771
6/21	$1,864,377	$2,511,323	$1,251,197	$1,936,725
7/21	$1,894,901	$2,563,492	$1,265,186	$1,969,527
8/21	$1,924,120	$2,637,686	$1,262,777	$2,002,229
9/21	$1,863,518	$2,516,526	$1,251,844	$1,940,112
10/21	$1,938,868	$2,691,141	$1,251,499	$2,020,670
11/21	$1,920,784	$2,655,041	$1,255,202	$2,006,797
12/21	$1,971,933	$2,762,584	$1,251,990	$2,053,515
1/22	$1,869,674	$2,606,829	$1,225,017	$1,966,352
2/22	$1,849,406	$2,535,294	$1,211,350	$1,925,201
3/22	$1,874,905	$2,620,848	$1,177,697	$1,942,787
4/22	$1,757,608	$2,387,225	$1,133,006	$1,809,388
5/22	$1,751,604	$2,383,596	$1,140,311	$1,812,405
6/22	$1,668,477	$2,183,970	$1,122,422	$1,709,958
7/22	$1,758,852	$2,387,384	$1,149,848	$1,822,230
8/22	$1,703,237	$2,295,717	$1,117,357	$1,759,654
9/22	$1,598,946	$2,083,300	$1,069,080	$1,631,553
10/22	$1,652,012	$2,250,381	$1,055,233	$1,701,610
11/22	$1,728,351	$2,372,122	$1,094,040	$1,781,873
12/22	$1,673,603	$2,234,187	$1,089,105	$1,716,491
1/23	$1,741,586	$2,383,978	$1,122,610	$1,806,662
2/23	$1,695,320	$2,327,249	$1,093,584	$1,762,183
3/23	$1,754,042	$2,400,868	$1,121,364	$1,813,535
4/23	$1,771,587	$2,430,617	$1,128,160	$1,831,414
5/23	$1,764,000	$2,441,938	$1,115,876	$1,828,555
6/23	$1,828,215	$2,606,861	$1,111,896	$1,900,045
7/23	$1,862,503	$2,696,507	$1,111,121	$1,938,718
8/23	$1,855,360	$2,649,337	$1,104,024	$1,913,417
9/23	$1,780,805	$2,524,828	$1,075,969	$1,840,014
10/23	$1,750,385	$2,463,805	$1,058,989	$1,801,716
11/23	$1,878,344	$2,693,913	$1,106,947	$1,935,316
12/23	$1,952,310	$2,826,900	$1,149,319	$2,022,272
1/24	$1,988,204	$2,866,324	$1,146,163	$2,036,972
2/24	$2,051,260	$3,021,109	$1,129,970	$2,091,460
3/24	$2,092,917	$3,117,957	$1,140,404	$2,139,413
4/24	$2,024,744	$2,985,281	$1,111,599	$2,063,175
5/24	$2,118,238	$3,125,857	$1,130,444	$2,135,459
6/24	$2,191,892	$3,229,313	$1,141,147	$2,185,952
7/24	$2,216,828	$3,276,309	$1,167,800	$2,225,462
8/24	$2,268,655	$3,353,969	$1,184,582	$2,269,904
9/24	$2,303,195	$3,425,682	$1,200,442	$2,311,182

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	29.35%	10.17%	8.69%
Russell 1000® Index	35.68%	15.62%	13.09%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Balanced Blended BenchmarkFootnote Reference1	25.61%	9.59%	8.73%

AssetsNet	$ 1,347,515,064
Holdings Count | Holding	540
Advisory Fees Paid, Amount	$ 4,653,442
InvestmentCompanyPortfolioTurnover	153.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,347,515,064
# of Portfolio Holdings	540
Portfolio Turnover Rate	153%
Total Advisory Fees Paid	$4,653,442

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	2.7%
Commercial Mortgage-Backed Securities	3.5%
Asset-Backed Securities	4.3%
U.S. Treasury Obligations	4.9%
Short-Term Investments	5.6%
U.S. Government Agency Mortgage-Backed Securities	8.4%
Corporate Bonds	10.7%
Common Stocks	59.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	4.9%
Apple, Inc.	4.2%
Uniform Mortgage-Backed Security, 5.50%, 30-Year, TBA	4.0%
NVIDIA Corp.	3.8%
Alphabet, Inc., Class C	2.8%
Amazon.com, Inc.	2.7%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	2.6%
Broadcom, Inc.	1.7%
Eli Lilly & Co.	1.4%
AbbVie, Inc.	1.4%
Total	29.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000211115
Shareholder Report [Line Items]
Fund Name	Calvert Balanced Fund
Class Name	Class R6
Trading Symbol	CBARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Balanced Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$70	0.61%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Index (the Index) and the Bloomberg U.S. Aggregate Bond Index (the Secondary Index):

↓ Not owning Meta Platforms, Inc. detracted from returns relative to the Index as Meta’s stock price rose on strong advertising revenue and user growth

↓ An overweight exposure to health insurer Humana, Inc. hurt returns in the Fund’s equity portfolio as government reimbursements were lower than expected

↓ In the Fund’s fixed-income portfolio, comparatively short interest rate durations weighed on returns relative to the Secondary Index during the period

↑ The equity portion of the Fund’s portfolio outperformed the Index; and the fixed-income portion of the Fund outperformed the Secondary Index

↑ In the equity portion of the Fund’s portfolio, an overweight position in microchip supplier NVIDIA Corp. helped performance relative to the Index

↑ Selections and an overweight position in the information technology sector contributed most to relative returns in the equity portion of the Fund’s portfolio

↑ In the Fund’s fixed-income portion, security selections ― especially in investment-grade corporate bonds ― helped returns relative to the Secondary Index

↑ The use of U.S. Treasury futures contracts to manage interest rate movements contributed to relative returns in the fixed-income portion of the Fund’s portfolio

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	Russell 1000® Index	Bloomberg U.S. Aggregate Bond Index	Balanced Blended Benchmark
9/14	$5,000,000	$5,000,000	$5,000,000	$5,000,000
10/14	$5,122,242	$5,122,197	$5,049,138	$5,092,974
11/14	$5,235,540	$5,256,301	$5,084,956	$5,187,428
12/14	$5,200,998	$5,244,055	$5,089,712	$5,182,118
1/15	$5,129,876	$5,100,015	$5,196,439	$5,140,180
2/15	$5,312,978	$5,394,697	$5,147,580	$5,299,050
3/15	$5,292,271	$5,327,519	$5,171,483	$5,269,301
4/15	$5,302,910	$5,365,338	$5,152,927	$5,284,181
5/15	$5,356,106	$5,435,531	$5,140,518	$5,320,569
6/15	$5,277,979	$5,333,562	$5,084,467	$5,237,477
7/15	$5,317,663	$5,436,367	$5,119,810	$5,312,611
8/15	$5,064,295	$5,109,352	$5,112,458	$5,117,817
9/15	$4,956,970	$4,969,316	$5,147,040	$5,047,504
10/15	$5,171,425	$5,371,377	$5,147,895	$5,292,871
11/15	$5,171,425	$5,389,121	$5,134,295	$5,297,769
12/15	$5,074,382	$5,292,168	$5,117,703	$5,233,735
1/16	$4,919,166	$5,007,322	$5,188,129	$5,093,523
2/16	$4,922,577	$5,005,604	$5,224,933	$5,106,928
3/16	$5,161,557	$5,354,298	$5,272,871	$5,339,122
4/16	$5,199,245	$5,383,416	$5,293,111	$5,364,740
5/16	$5,254,064	$5,477,689	$5,294,468	$5,421,659
6/16	$5,267,480	$5,490,094	$5,389,599	$5,467,991
7/16	$5,394,905	$5,699,236	$5,423,673	$5,606,799
8/16	$5,415,569	$5,706,808	$5,417,471	$5,608,704
9/16	$5,418,743	$5,711,324	$5,414,297	$5,610,053
10/16	$5,314,936	$5,599,953	$5,372,883	$5,527,251
11/16	$5,420,474	$5,820,723	$5,245,795	$5,605,697
12/16	$5,488,399	$5,930,076	$5,253,193	$5,672,048
1/17	$5,544,654	$6,049,322	$5,263,501	$5,744,934
2/17	$5,665,954	$6,283,479	$5,298,877	$5,893,804
3/17	$5,669,219	$6,287,449	$5,296,098	$5,894,802
4/17	$5,688,646	$6,353,922	$5,336,968	$5,950,391
5/17	$5,753,992	$6,435,013	$5,378,048	$6,014,276
6/17	$5,774,334	$6,479,944	$5,372,635	$6,037,050
7/17	$5,848,842	$6,608,269	$5,395,754	$6,119,175
8/17	$5,864,807	$6,628,940	$5,444,153	$6,152,614
9/17	$5,903,357	$6,770,105	$5,418,223	$6,219,505
10/17	$5,981,736	$6,925,383	$5,421,362	$6,306,536
11/17	$6,079,709	$7,136,580	$5,414,403	$6,418,693
12/17	$6,143,766	$7,216,139	$5,439,253	$6,473,410
1/18	$6,298,170	$7,612,256	$5,376,610	$6,656,797
2/18	$6,153,297	$7,332,785	$5,325,642	$6,484,920
3/18	$6,092,521	$7,166,348	$5,359,795	$6,413,239
4/18	$6,092,521	$7,190,705	$5,319,932	$6,407,238
5/18	$6,191,991	$7,374,255	$5,357,900	$6,523,660
6/18	$6,229,659	$7,421,942	$5,351,310	$6,545,762
7/18	$6,400,624	$7,678,084	$5,352,582	$6,681,927
8/18	$6,517,802	$7,942,650	$5,387,024	$6,837,270
9/18	$6,512,815	$7,972,811	$5,352,334	$6,835,236
10/18	$6,223,528	$7,408,628	$5,310,037	$6,523,420
11/18	$6,324,087	$7,559,398	$5,341,736	$6,618,650
12/18	$5,992,441	$6,870,911	$5,439,871	$6,305,604
1/19	$6,313,214	$7,446,716	$5,497,639	$6,649,447
2/19	$6,457,562	$7,698,850	$5,494,454	$6,782,989
3/19	$6,613,103	$7,832,884	$5,599,958	$6,905,941
4/19	$6,784,166	$8,149,208	$5,601,391	$7,073,983
5/19	$6,673,478	$7,629,906	$5,700,825	$6,853,742
6/19	$6,934,394	$8,165,557	$5,772,417	$7,176,866
7/19	$7,053,604	$8,292,367	$5,785,114	$7,250,054
8/19	$7,106,138	$8,140,488	$5,935,016	$7,245,526
9/19	$7,092,007	$8,281,591	$5,903,406	$7,305,444
10/19	$7,160,960	$8,457,106	$5,921,188	$7,407,143
11/19	$7,296,838	$8,776,713	$5,918,173	$7,573,590
12/19	$7,437,479	$9,030,172	$5,914,048	$7,702,708
1/20	$7,524,880	$9,039,919	$6,027,861	$7,766,990
2/20	$7,196,083	$8,301,203	$6,136,354	$7,442,090
3/20	$6,508,594	$7,204,204	$6,100,243	$6,834,491
4/20	$7,076,920	$8,156,187	$6,208,682	$7,424,965
5/20	$7,319,295	$8,586,519	$6,237,589	$7,673,844
6/20	$7,496,532	$8,776,399	$6,276,880	$7,794,998
7/20	$7,855,107	$9,290,310	$6,370,638	$8,115,438
8/20	$8,175,938	$9,972,192	$6,319,215	$8,446,625
9/20	$7,983,121	$9,607,730	$6,315,751	$8,259,550
10/20	$7,859,009	$9,376,042	$6,287,550	$8,125,291
11/20	$8,374,389	$10,480,138	$6,349,245	$8,731,269
12/20	$8,609,542	$10,923,193	$6,357,994	$8,957,553
1/21	$8,530,359	$10,833,229	$6,312,408	$8,887,599
2/21	$8,690,865	$11,147,182	$6,221,254	$8,990,803
3/21	$8,765,626	$11,569,029	$6,143,571	$9,150,042
4/21	$9,145,434	$12,191,796	$6,192,105	$9,474,487
5/21	$9,162,600	$12,249,671	$6,212,335	$9,513,854
6/21	$9,329,485	$12,556,614	$6,255,983	$9,683,626
7/21	$9,482,216	$12,817,462	$6,325,932	$9,847,635
8/21	$9,628,493	$13,188,430	$6,313,887	$10,011,143
9/21	$9,326,020	$12,582,631	$6,259,222	$9,700,562
10/21	$9,705,442	$13,455,705	$6,257,496	$10,103,349
11/21	$9,614,898	$13,275,204	$6,276,009	$10,033,986
12/21	$9,870,339	$13,812,922	$6,259,951	$10,267,575
1/22	$9,358,254	$13,034,145	$6,125,085	$9,831,760
2/22	$9,259,066	$12,676,471	$6,056,752	$9,626,007
3/22	$9,385,977	$13,104,242	$5,888,485	$9,713,935
4/22	$8,800,799	$11,936,123	$5,665,028	$9,046,942
5/22	$8,770,731	$11,917,980	$5,701,554	$9,062,024
6/22	$8,354,432	$10,919,848	$5,612,108	$8,549,791
7/22	$8,804,893	$11,936,918	$5,749,238	$9,111,150
8/22	$8,528,579	$11,478,585	$5,586,784	$8,798,269
9/22	$8,007,289	$10,416,501	$5,345,399	$8,157,763
10/22	$8,273,188	$11,251,906	$5,276,164	$8,508,051
11/22	$8,655,709	$11,860,608	$5,470,198	$8,909,366
12/22	$8,382,601	$11,170,935	$5,445,523	$8,582,453
1/23	$8,723,299	$11,919,888	$5,613,049	$9,033,310
2/23	$8,491,435	$11,636,247	$5,467,922	$8,810,914
3/23	$8,784,522	$12,004,339	$5,606,821	$9,067,673
4/23	$8,874,839	$12,153,085	$5,640,802	$9,157,070
5/23	$8,834,434	$12,209,690	$5,579,381	$9,142,777
6/23	$9,157,638	$13,034,306	$5,559,482	$9,500,224
7/23	$9,329,523	$13,482,533	$5,555,606	$9,693,592
8/23	$9,296,101	$13,246,684	$5,520,121	$9,567,084
9/23	$8,921,409	$12,624,140	$5,379,845	$9,200,068
10/23	$8,771,307	$12,319,025	$5,294,945	$9,008,578
11/23	$9,412,874	$13,469,565	$5,534,733	$9,676,579
12/23	$9,782,773	$14,134,500	$5,746,597	$10,111,358
1/24	$9,962,764	$14,331,619	$5,730,816	$10,184,859
2/24	$10,278,965	$15,105,546	$5,649,850	$10,457,299
3/24	$10,489,324	$15,589,787	$5,702,020	$10,697,063
4/24	$10,147,414	$14,926,406	$5,557,996	$10,315,875
5/24	$10,616,320	$15,629,285	$5,652,222	$10,677,293
6/24	$10,987,211	$16,146,566	$5,705,733	$10,929,758
7/24	$11,112,289	$16,381,545	$5,839,002	$11,127,308
8/24	$11,372,254	$16,769,843	$5,922,908	$11,349,520
9/24	$11,545,996	$17,128,412	$6,002,211	$11,555,909

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	29.42%	10.23%	8.72%
Russell 1000® Index	35.68%	15.62%	13.09%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Balanced Blended BenchmarkFootnote Reference2	25.61%	9.59%	8.73%

AssetsNet	$ 1,347,515,064
Holdings Count | Holding	540
Advisory Fees Paid, Amount	$ 4,653,442
InvestmentCompanyPortfolioTurnover	153.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,347,515,064
# of Portfolio Holdings	540
Portfolio Turnover Rate	153%
Total Advisory Fees Paid	$4,653,442

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	2.7%
Commercial Mortgage-Backed Securities	3.5%
Asset-Backed Securities	4.3%
U.S. Treasury Obligations	4.9%
Short-Term Investments	5.6%
U.S. Government Agency Mortgage-Backed Securities	8.4%
Corporate Bonds	10.7%
Common Stocks	59.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	4.9%
Apple, Inc.	4.2%
Uniform Mortgage-Backed Security, 5.50%, 30-Year, TBA	4.0%
NVIDIA Corp.	3.8%
Alphabet, Inc., Class C	2.8%
Amazon.com, Inc.	2.7%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	2.6%
Broadcom, Inc.	1.7%
Eli Lilly & Co.	1.4%
AbbVie, Inc.	1.4%
Total	29.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023758
Shareholder Report [Line Items]
Fund Name	Calvert Bond Fund
Class Name	Class A
Trading Symbol	CSIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Bond Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	0.73%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index):

↑ Selections by Fund management, especially in investment-grade bonds and asset-backed securities, contributed most to Index-relative returns during the period

↑ The Fund’s sector positioning, including an underweight allocation to U.S. Treasurys, contributed to performance relative to the Index during the period

↑ Out-of-Index exposures to high yield corporate bonds and non-agency mortgage-backed securities further aided returns relative to the Index

↑ The use of U.S. Treasury futures contracts to manage interest rate movements contributed to Fund performance relative to the Index during the period

↓ The Fund’s underweight duration detracted most from performance relative to the Index during the period

↓ Selections in U.S. Treasurys detracted from performance relative to the Index during the period

↓ An out-of-Index position in bank loans and an overweight position in asset-backed securities detracted from performance relative to the Index during the period

↓ An underweight position in agency mortgage-backed securities also reduced performance relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
9/14	$9,675	$10,000	$10,000
10/14	$9,742	$10,098	$10,098
11/14	$9,792	$10,152	$10,170
12/14	$9,828	$10,134	$10,179
1/15	$10,092	$10,327	$10,393
2/15	$9,990	$10,267	$10,295
3/15	$10,044	$10,309	$10,343
4/15	$9,957	$10,297	$10,306
5/15	$9,911	$10,279	$10,281
6/15	$9,765	$10,164	$10,169
7/15	$9,842	$10,224	$10,240
8/15	$9,807	$10,194	$10,225
9/15	$9,849	$10,233	$10,294
10/15	$9,881	$10,266	$10,296
11/15	$9,870	$10,229	$10,269
12/15	$9,830	$10,178	$10,235
1/16	$9,890	$10,290	$10,376
2/16	$9,911	$10,363	$10,450
3/16	$10,046	$10,490	$10,546
4/16	$10,124	$10,562	$10,586
5/16	$10,144	$10,570	$10,589
6/16	$10,299	$10,756	$10,779
7/16	$10,413	$10,844	$10,847
8/16	$10,434	$10,856	$10,835
9/16	$10,435	$10,859	$10,829
10/16	$10,372	$10,787	$10,746
11/16	$10,181	$10,544	$10,492
12/16	$10,187	$10,576	$10,506
1/17	$10,220	$10,613	$10,527
2/17	$10,298	$10,695	$10,598
3/17	$10,299	$10,691	$10,592
4/17	$10,384	$10,780	$10,674
5/17	$10,462	$10,863	$10,756
6/17	$10,487	$10,854	$10,745
7/17	$10,525	$10,908	$10,792
8/17	$10,608	$11,002	$10,888
9/17	$10,561	$10,963	$10,836
10/17	$10,571	$10,976	$10,843
11/17	$10,573	$10,960	$10,829
12/17	$10,614	$11,008	$10,879
1/18	$10,538	$10,902	$10,753
2/18	$10,457	$10,799	$10,651
3/18	$10,499	$10,853	$10,720
4/18	$10,434	$10,781	$10,640
5/18	$10,497	$10,840	$10,716
6/18	$10,497	$10,824	$10,703
7/18	$10,500	$10,847	$10,705
8/18	$10,558	$10,900	$10,774
9/18	$10,510	$10,853	$10,705
10/18	$10,439	$10,763	$10,620
11/18	$10,475	$10,811	$10,683
12/18	$10,597	$10,980	$10,880
1/19	$10,729	$11,132	$10,995
2/19	$10,752	$11,144	$10,989
3/19	$10,933	$11,345	$11,200
4/19	$10,952	$11,361	$11,203
5/19	$11,128	$11,535	$11,402
6/19	$11,235	$11,698	$11,545
7/19	$11,259	$11,733	$11,570
8/19	$11,529	$11,998	$11,870
9/19	$11,467	$11,946	$11,807
10/19	$11,503	$11,985	$11,842
11/19	$11,504	$11,982	$11,836
12/19	$11,492	$12,000	$11,828
1/20	$11,723	$12,216	$12,056
2/20	$11,871	$12,399	$12,273
3/20	$11,286	$12,156	$12,200
4/20	$11,527	$12,400	$12,417
5/20	$11,640	$12,516	$12,475
6/20	$11,863	$12,620	$12,554
7/20	$12,082	$12,842	$12,741
8/20	$12,069	$12,768	$12,638
9/20	$12,076	$12,745	$12,632
10/20	$12,040	$12,699	$12,575
11/20	$12,260	$12,865	$12,698
12/20	$12,340	$12,909	$12,716
1/21	$12,329	$12,828	$12,625
2/21	$12,219	$12,663	$12,443
3/21	$12,129	$12,515	$12,287
4/21	$12,222	$12,621	$12,384
5/21	$12,272	$12,669	$12,425
6/21	$12,356	$12,761	$12,512
7/21	$12,477	$12,889	$12,652
8/21	$12,468	$12,881	$12,628
9/21	$12,392	$12,771	$12,518
10/21	$12,380	$12,760	$12,515
11/21	$12,371	$12,776	$12,552
12/21	$12,352	$12,767	$12,520
1/22	$12,125	$12,487	$12,250
2/22	$11,974	$12,317	$12,114
3/22	$11,673	$11,986	$11,777
4/22	$11,304	$11,539	$11,330
5/22	$11,305	$11,603	$11,403
6/22	$11,073	$11,371	$11,224
7/22	$11,340	$11,657	$11,498
8/22	$11,088	$11,354	$11,174
9/22	$10,638	$10,865	$10,691
10/22	$10,485	$10,745	$10,552
11/22	$10,836	$11,146	$10,940
12/22	$10,814	$11,108	$10,891
1/23	$11,207	$11,453	$11,226
2/23	$10,981	$11,171	$10,936
3/23	$11,193	$11,434	$11,214
4/23	$11,259	$11,503	$11,282
5/23	$11,157	$11,384	$11,159
6/23	$11,139	$11,366	$11,119
7/23	$11,153	$11,378	$11,111
8/23	$11,114	$11,309	$11,040
9/23	$10,855	$11,040	$10,760
10/23	$10,674	$10,874	$10,590
11/23	$11,174	$11,363	$11,069
12/23	$11,604	$11,794	$11,493
1/24	$11,637	$11,766	$11,462
2/24	$11,479	$11,625	$11,300
3/24	$11,595	$11,739	$11,404
4/24	$11,324	$11,465	$11,116
5/24	$11,529	$11,655	$11,304
6/24	$11,639	$11,761	$11,411
7/24	$11,912	$12,028	$11,678
8/24	$12,089	$12,205	$11,846
9/24	$12,262	$12,373	$12,004

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	12.93%	1.34%	2.39%
Class A with 3.25% Maximum Sales Charge	9.28%	0.68%	2.06%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	0.70%	2.15%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

AssetsNet	$ 3,629,113,563
Holdings Count | Holding	466
Advisory Fees Paid, Amount	$ 8,221,534
InvestmentCompanyPortfolioTurnover	320.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,629,113,563
# of Portfolio Holdings	466
Portfolio Turnover Rate	320%
Total Advisory Fees Paid	$8,221,534

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and cash equivalents	(9.3%)
Not Rated	4.5%
CCC	0.1%
B	2.7%
BB	4.4%
BBB	21.7%
A	11.6%
AA	6.8%
AAA	57.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023760
Shareholder Report [Line Items]
Fund Name	Calvert Bond Fund
Class Name	Class C
Trading Symbol	CSBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Bond Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$162	1.53%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index):

↑ Selections by Fund management, especially in investment-grade bonds and asset-backed securities, contributed most to Index-relative returns during the period

↑ The Fund’s sector positioning, including an underweight allocation to U.S. Treasurys, contributed to performance relative to the Index during the period

↑ Out-of-Index exposures to high yield corporate bonds and non-agency mortgage-backed securities further aided returns relative to the Index

↑ The use of U.S. Treasury futures contracts to manage interest rate movements contributed to Fund performance relative to the Index during the period

↓ The Fund’s underweight duration detracted most from performance relative to the Index during the period

↓ Selections in U.S. Treasurys detracted from performance relative to the Index during the period

↓ An out-of-Index position in bank loans and an overweight position in asset-backed securities detracted from performance relative to the Index during the period

↓ An underweight position in agency mortgage-backed securities also reduced performance relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
9/14	$10,000	$10,000	$10,000
10/14	$10,057	$10,098	$10,098
11/14	$10,102	$10,152	$10,170
12/14	$10,132	$10,134	$10,179
1/15	$10,399	$10,327	$10,393
2/15	$10,293	$10,267	$10,295
3/15	$10,335	$10,309	$10,343
4/15	$10,239	$10,297	$10,306
5/15	$10,184	$10,279	$10,281
6/15	$10,031	$10,164	$10,169
7/15	$10,096	$10,224	$10,240
8/15	$10,054	$10,194	$10,225
9/15	$10,089	$10,233	$10,294
10/15	$10,115	$10,266	$10,296
11/15	$10,096	$10,229	$10,269
12/15	$10,047	$10,178	$10,235
1/16	$10,102	$10,290	$10,376
2/16	$10,117	$10,363	$10,450
3/16	$10,248	$10,490	$10,546
4/16	$10,321	$10,562	$10,586
5/16	$10,334	$10,570	$10,589
6/16	$10,478	$10,756	$10,779
7/16	$10,587	$10,844	$10,847
8/16	$10,600	$10,856	$10,835
9/16	$10,599	$10,859	$10,829
10/16	$10,519	$10,787	$10,746
11/16	$10,323	$10,544	$10,492
12/16	$10,321	$10,576	$10,506
1/17	$10,347	$10,613	$10,527
2/17	$10,420	$10,695	$10,598
3/17	$10,414	$10,691	$10,592
4/17	$10,487	$10,780	$10,674
5/17	$10,565	$10,863	$10,756
6/17	$10,576	$10,854	$10,745
7/17	$10,613	$10,908	$10,792
8/17	$10,683	$11,002	$10,888
9/17	$10,628	$10,963	$10,836
10/17	$10,632	$10,976	$10,843
11/17	$10,626	$10,960	$10,829
12/17	$10,661	$11,008	$10,879
1/18	$10,577	$10,902	$10,753
2/18	$10,488	$10,799	$10,651
3/18	$10,524	$10,853	$10,720
4/18	$10,458	$10,781	$10,640
5/18	$10,507	$10,840	$10,716
6/18	$10,501	$10,824	$10,703
7/18	$10,504	$10,847	$10,705
8/18	$10,548	$10,900	$10,774
9/18	$10,494	$10,853	$10,705
10/18	$10,413	$10,763	$10,620
11/18	$10,443	$10,811	$10,683
12/18	$10,559	$10,980	$10,880
1/19	$10,682	$11,132	$10,995
2/19	$10,698	$11,144	$10,989
3/19	$10,872	$11,345	$11,200
4/19	$10,884	$11,361	$11,203
5/19	$11,052	$11,535	$11,402
6/19	$11,152	$11,698	$11,545
7/19	$11,168	$11,733	$11,570
8/19	$11,422	$11,998	$11,870
9/19	$11,353	$11,946	$11,807
10/19	$11,381	$11,985	$11,842
11/19	$11,382	$11,982	$11,836
12/19	$11,361	$12,000	$11,828
1/20	$11,577	$12,216	$12,056
2/20	$11,717	$12,399	$12,273
3/20	$11,134	$12,156	$12,200
4/20	$11,366	$12,400	$12,417
5/20	$11,471	$12,516	$12,475
6/20	$11,677	$12,620	$12,554
7/20	$11,886	$12,842	$12,741
8/20	$11,865	$12,768	$12,638
9/20	$11,864	$12,745	$12,632
10/20	$11,820	$12,699	$12,575
11/20	$12,037	$12,865	$12,698
12/20	$12,100	$12,909	$12,716
1/21	$12,081	$12,828	$12,625
2/21	$11,965	$12,663	$12,443
3/21	$11,868	$12,515	$12,287
4/21	$11,958	$12,621	$12,384
5/21	$11,992	$12,669	$12,425
6/21	$12,075	$12,761	$12,512
7/21	$12,178	$12,889	$12,652
8/21	$12,161	$12,881	$12,628
9/21	$12,077	$12,771	$12,518
10/21	$12,058	$12,760	$12,515
11/21	$12,041	$12,776	$12,552
12/21	$12,014	$12,767	$12,520
1/22	$11,791	$12,487	$12,250
2/22	$11,635	$12,317	$12,114
3/22	$11,333	$11,986	$11,777
4/22	$10,965	$11,539	$11,330
5/22	$10,959	$11,603	$11,403
6/22	$10,725	$11,371	$11,224
7/22	$10,984	$11,657	$11,498
8/22	$10,731	$11,354	$11,174
9/22	$10,286	$10,865	$10,691
10/22	$10,129	$10,745	$10,552
11/22	$10,464	$11,146	$10,940
12/22	$10,436	$11,108	$10,891
1/23	$10,803	$11,453	$11,226
2/23	$10,576	$11,171	$10,936
3/23	$10,782	$11,434	$11,214
4/23	$10,839	$11,503	$11,282
5/23	$10,732	$11,384	$11,159
6/23	$10,707	$11,366	$11,119
7/23	$10,713	$11,378	$11,111
8/23	$10,668	$11,309	$11,040
9/23	$10,410	$11,040	$10,760
10/23	$10,236	$10,874	$10,590
11/23	$10,704	$11,363	$11,069
12/23	$11,103	$11,794	$11,493
1/24	$11,127	$11,766	$11,462
2/24	$10,976	$11,625	$11,300
3/24	$11,072	$11,739	$11,404
4/24	$10,811	$11,465	$11,116
5/24	$11,001	$11,655	$11,304
6/24	$11,099	$11,761	$11,411
7/24	$11,354	$12,028	$11,678
8/24	$11,515	$12,205	$11,846
9/24	$11,852	$12,373	$12,004

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C	12.09%	0.55%	1.71%
Class C with 1% Maximum Deferred Sales Charge	11.09%	0.55%	1.71%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	0.70%	2.15%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

AssetsNet	$ 3,629,113,563
Holdings Count | Holding	466
Advisory Fees Paid, Amount	$ 8,221,534
InvestmentCompanyPortfolioTurnover	320.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,629,113,563
# of Portfolio Holdings	466
Portfolio Turnover Rate	320%
Total Advisory Fees Paid	$8,221,534

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and cash equivalents	(9.3%)
Not Rated	4.5%
CCC	0.1%
B	2.7%
BB	4.4%
BBB	21.7%
A	11.6%
AA	6.8%
AAA	57.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023761
Shareholder Report [Line Items]
Fund Name	Calvert Bond Fund
Class Name	Class I
Trading Symbol	CBDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Bond Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$56	0.53%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index):

↑ Selections by Fund management, especially in investment-grade bonds and asset-backed securities, contributed most to Index-relative returns during the period

↑ The Fund’s sector positioning, including an underweight allocation to U.S. Treasurys, contributed to performance relative to the Index during the period

↑ Out-of-Index exposures to high yield corporate bonds and non-agency mortgage-backed securities further aided returns relative to the Index

↑ The use of U.S. Treasury futures contracts to manage interest rate movements contributed to Fund performance relative to the Index during the period

↓ The Fund’s underweight duration detracted most from performance relative to the Index during the period

↓ Selections in U.S. Treasurys detracted from performance relative to the Index during the period

↓ An out-of-Index position in bank loans and an overweight position in asset-backed securities detracted from performance relative to the Index during the period

↓ An underweight position in agency mortgage-backed securities also reduced performance relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
9/14	$1,000,000	$1,000,000	$1,000,000
10/14	$1,007,440	$1,009,792	$1,009,828
11/14	$1,013,056	$1,015,242	$1,016,991
12/14	$1,016,692	$1,013,408	$1,017,942
1/15	$1,044,443	$1,032,698	$1,039,288
2/15	$1,034,963	$1,026,679	$1,029,516
3/15	$1,040,429	$1,030,917	$1,034,297
4/15	$1,032,597	$1,029,721	$1,030,585
5/15	$1,027,625	$1,027,919	$1,028,104
6/15	$1,013,571	$1,016,447	$1,016,893
7/15	$1,021,304	$1,022,366	$1,023,962
8/15	$1,018,205	$1,019,354	$1,022,492
9/15	$1,023,556	$1,023,344	$1,029,408
10/15	$1,026,721	$1,026,615	$1,029,579
11/15	$1,026,040	$1,022,871	$1,026,859
12/15	$1,022,169	$1,017,761	$1,023,541
1/16	$1,028,719	$1,028,996	$1,037,626
2/16	$1,031,925	$1,036,306	$1,044,987
3/16	$1,045,565	$1,049,006	$1,054,574
4/16	$1,054,678	$1,056,153	$1,058,622
5/16	$1,056,417	$1,056,978	$1,058,894
6/16	$1,072,842	$1,075,586	$1,077,920
7/16	$1,085,082	$1,084,449	$1,084,735
8/16	$1,087,518	$1,085,619	$1,083,494
9/16	$1,088,592	$1,085,877	$1,082,859
10/16	$1,081,654	$1,078,673	$1,074,577
11/16	$1,062,061	$1,054,427	$1,049,159
12/16	$1,063,647	$1,057,560	$1,050,639
1/17	$1,067,467	$1,061,291	$1,052,700
2/17	$1,075,945	$1,069,479	$1,059,775
3/17	$1,076,469	$1,069,121	$1,059,220
4/17	$1,085,034	$1,077,992	$1,067,394
5/17	$1,094,185	$1,086,309	$1,075,610
6/17	$1,096,523	$1,085,388	$1,074,527
7/17	$1,101,532	$1,090,794	$1,079,151
8/17	$1,109,911	$1,100,205	$1,088,831
9/17	$1,105,347	$1,096,333	$1,083,645
10/17	$1,107,257	$1,097,650	$1,084,272
11/17	$1,106,946	$1,095,989	$1,082,881
12/17	$1,112,162	$1,100,820	$1,087,851
1/18	$1,103,815	$1,090,227	$1,075,322
2/18	$1,096,192	$1,079,889	$1,065,128
3/18	$1,100,024	$1,085,336	$1,071,959
4/18	$1,094,141	$1,078,094	$1,063,986
5/18	$1,100,923	$1,083,973	$1,071,580
6/18	$1,101,155	$1,082,401	$1,070,262
7/18	$1,102,328	$1,084,667	$1,070,516
8/18	$1,108,509	$1,090,010	$1,077,405
9/18	$1,103,652	$1,085,340	$1,070,467
10/18	$1,095,688	$1,076,261	$1,062,007
11/18	$1,099,674	$1,081,101	$1,068,347
12/18	$1,113,276	$1,098,015	$1,087,974
1/19	$1,127,329	$1,113,155	$1,099,528
2/19	$1,129,923	$1,114,368	$1,098,891
3/19	$1,149,103	$1,134,491	$1,119,992
4/19	$1,151,302	$1,136,079	$1,120,278
5/19	$1,169,957	$1,153,482	$1,140,165
6/19	$1,181,399	$1,169,797	$1,154,483
7/19	$1,184,104	$1,173,279	$1,157,023
8/19	$1,212,595	$1,199,827	$1,187,003
9/19	$1,206,325	$1,194,629	$1,180,681
10/19	$1,210,293	$1,198,489	$1,184,238
11/19	$1,211,390	$1,198,249	$1,183,635
12/19	$1,209,546	$1,200,035	$1,182,810
1/20	$1,234,033	$1,221,573	$1,205,572
2/20	$1,249,839	$1,239,864	$1,227,271
3/20	$1,188,509	$1,215,645	$1,220,049
4/20	$1,214,111	$1,239,996	$1,241,736
5/20	$1,226,944	$1,251,577	$1,247,518
6/20	$1,249,859	$1,262,020	$1,255,376
7/20	$1,273,058	$1,284,189	$1,274,128
8/20	$1,271,940	$1,276,784	$1,263,843
9/20	$1,272,918	$1,274,483	$1,263,150
10/20	$1,269,302	$1,269,928	$1,257,510
11/20	$1,293,437	$1,286,499	$1,269,849
12/20	$1,302,074	$1,290,942	$1,271,599
1/21	$1,300,420	$1,282,828	$1,262,482
2/21	$1,289,013	$1,266,275	$1,244,251
3/21	$1,279,800	$1,251,539	$1,228,714
4/21	$1,290,480	$1,262,063	$1,238,421
5/21	$1,295,227	$1,266,877	$1,242,467
6/21	$1,305,124	$1,276,113	$1,251,197
7/21	$1,317,330	$1,288,927	$1,265,186
8/21	$1,316,602	$1,288,066	$1,262,777
9/21	$1,308,730	$1,277,067	$1,251,844
10/21	$1,307,792	$1,276,023	$1,251,499
11/21	$1,307,757	$1,277,564	$1,255,202
12/21	$1,305,228	$1,276,703	$1,251,990
1/22	$1,281,552	$1,248,712	$1,225,017
2/22	$1,265,746	$1,231,687	$1,211,350
3/22	$1,234,236	$1,198,643	$1,177,697
4/22	$1,195,539	$1,153,936	$1,133,006
5/22	$1,195,851	$1,160,286	$1,140,311
6/22	$1,171,551	$1,137,100	$1,122,422
7/22	$1,199,877	$1,165,689	$1,149,848
8/22	$1,173,484	$1,135,386	$1,117,357
9/22	$1,126,205	$1,086,469	$1,069,080
10/22	$1,110,178	$1,074,548	$1,055,233
11/22	$1,147,442	$1,114,614	$1,094,040
12/22	$1,145,387	$1,110,828	$1,089,105
1/23	$1,187,137	$1,145,286	$1,122,610
2/23	$1,162,545	$1,117,145	$1,093,584
3/23	$1,186,006	$1,143,352	$1,121,364
4/23	$1,193,230	$1,150,337	$1,128,160
5/23	$1,182,624	$1,138,410	$1,115,876
6/23	$1,180,872	$1,136,641	$1,111,896
7/23	$1,182,585	$1,137,771	$1,111,121
8/23	$1,178,672	$1,130,920	$1,104,024
9/23	$1,151,431	$1,103,953	$1,075,969
10/23	$1,132,492	$1,087,351	$1,058,989
11/23	$1,185,598	$1,136,287	$1,106,947
12/23	$1,231,370	$1,179,403	$1,149,319
1/24	$1,234,218	$1,176,580	$1,146,163
2/24	$1,218,622	$1,162,474	$1,129,970
3/24	$1,230,191	$1,173,887	$1,140,404
4/24	$1,201,670	$1,146,456	$1,111,599
5/24	$1,224,554	$1,165,459	$1,130,444
6/24	$1,236,363	$1,176,114	$1,141,147
7/24	$1,265,570	$1,202,809	$1,167,800
8/24	$1,284,525	$1,220,515	$1,184,582
9/24	$1,302,698	$1,237,255	$1,200,442

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	13.14%	1.55%	2.68%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	0.70%	2.15%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

AssetsNet	$ 3,629,113,563
Holdings Count | Holding	466
Advisory Fees Paid, Amount	$ 8,221,534
InvestmentCompanyPortfolioTurnover	320.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,629,113,563
# of Portfolio Holdings	466
Portfolio Turnover Rate	320%
Total Advisory Fees Paid	$8,221,534

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and cash equivalents	(9.3%)
Not Rated	4.5%
CCC	0.1%
B	2.7%
BB	4.4%
BBB	21.7%
A	11.6%
AA	6.8%
AAA	57.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000195930
Shareholder Report [Line Items]
Fund Name	Calvert Bond Fund
Class Name	Class R6
Trading Symbol	CBORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Bond Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$49	0.46%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index):

↑ Selections by Fund management, especially in investment-grade bonds and asset-backed securities, contributed most to Index-relative returns during the period

↑ The Fund’s sector positioning, including an underweight allocation to U.S. Treasurys, contributed to performance relative to the Index during the period

↑ Out-of-Index exposures to high yield corporate bonds and non-agency mortgage-backed securities further aided returns relative to the Index

↑ The use of U.S. Treasury futures contracts to manage interest rate movements contributed to Fund performance relative to the Index during the period

↓ The Fund’s underweight duration detracted most from performance relative to the Index during the period

↓ Selections in U.S. Treasurys detracted from performance relative to the Index during the period

↓ An out-of-Index position in bank loans and an overweight position in asset-backed securities detracted from performance relative to the Index during the period

↓ An underweight position in agency mortgage-backed securities also reduced performance relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
9/14	$5,000,000	$5,000,000	$5,000,000
10/14	$5,037,199	$5,048,962	$5,049,138
11/14	$5,065,280	$5,076,209	$5,084,956
12/14	$5,083,461	$5,067,038	$5,089,712
1/15	$5,222,217	$5,163,490	$5,196,439
2/15	$5,174,817	$5,133,397	$5,147,580
3/15	$5,202,144	$5,154,585	$5,171,483
4/15	$5,162,983	$5,148,604	$5,152,927
5/15	$5,138,124	$5,139,597	$5,140,518
6/15	$5,067,854	$5,082,236	$5,084,467
7/15	$5,106,522	$5,111,830	$5,119,810
8/15	$5,091,023	$5,096,768	$5,112,458
9/15	$5,117,780	$5,116,718	$5,147,040
10/15	$5,133,604	$5,133,074	$5,147,895
11/15	$5,130,199	$5,114,355	$5,134,295
12/15	$5,110,844	$5,088,805	$5,117,703
1/16	$5,143,593	$5,144,980	$5,188,129
2/16	$5,159,626	$5,181,528	$5,224,933
3/16	$5,227,823	$5,245,029	$5,272,871
4/16	$5,273,390	$5,280,765	$5,293,111
5/16	$5,282,084	$5,284,889	$5,294,468
6/16	$5,364,212	$5,377,929	$5,389,599
7/16	$5,425,409	$5,422,245	$5,423,673
8/16	$5,437,592	$5,428,094	$5,417,471
9/16	$5,442,958	$5,429,384	$5,414,297
10/16	$5,408,270	$5,393,365	$5,372,883
11/16	$5,310,305	$5,272,137	$5,245,795
12/16	$5,318,234	$5,287,798	$5,253,193
1/17	$5,337,334	$5,306,454	$5,263,501
2/17	$5,379,727	$5,347,397	$5,298,877
3/17	$5,382,345	$5,345,606	$5,296,098
4/17	$5,425,171	$5,389,960	$5,336,968
5/17	$5,470,926	$5,431,545	$5,378,048
6/17	$5,482,616	$5,426,940	$5,372,635
7/17	$5,507,659	$5,453,971	$5,395,754
8/17	$5,549,557	$5,501,026	$5,444,153
9/17	$5,526,737	$5,481,666	$5,418,223
10/17	$5,536,320	$5,488,248	$5,421,362
11/17	$5,535,413	$5,479,943	$5,414,403
12/17	$5,561,809	$5,504,100	$5,439,253
1/18	$5,520,167	$5,451,135	$5,376,610
2/18	$5,478,759	$5,399,447	$5,325,642
3/18	$5,501,593	$5,426,680	$5,359,795
4/18	$5,472,446	$5,390,471	$5,319,932
5/18	$5,503,100	$5,419,867	$5,357,900
6/18	$5,504,542	$5,412,007	$5,351,310
7/18	$5,511,004	$5,423,333	$5,352,582
8/18	$5,542,344	$5,450,052	$5,387,024
9/18	$5,518,535	$5,426,699	$5,352,334
10/18	$5,478,861	$5,381,303	$5,310,037
11/18	$5,499,018	$5,405,504	$5,341,736
12/18	$5,567,293	$5,490,077	$5,439,871
1/19	$5,637,830	$5,565,773	$5,497,639
2/19	$5,651,106	$5,571,839	$5,494,454
3/19	$5,747,427	$5,672,454	$5,599,958
4/19	$5,758,756	$5,680,394	$5,601,391
5/19	$5,852,440	$5,767,409	$5,700,825
6/19	$5,910,076	$5,848,985	$5,772,417
7/19	$5,923,956	$5,866,395	$5,785,114
8/19	$6,063,323	$5,999,137	$5,935,016
9/19	$6,032,289	$5,973,146	$5,903,406
10/19	$6,056,118	$5,992,444	$5,921,188
11/19	$6,058,327	$5,991,246	$5,918,173
12/19	$6,053,076	$6,000,174	$5,914,048
1/20	$6,176,050	$6,107,865	$6,027,861
2/20	$6,255,537	$6,199,319	$6,136,354
3/20	$5,948,739	$6,078,224	$6,100,243
4/20	$6,077,300	$6,199,980	$6,208,682
5/20	$6,138,223	$6,257,887	$6,237,589
6/20	$6,257,036	$6,310,102	$6,276,880
7/20	$6,373,610	$6,420,945	$6,370,638
8/20	$6,368,383	$6,383,919	$6,319,215
9/20	$6,373,642	$6,372,414	$6,315,751
10/20	$6,355,883	$6,349,638	$6,287,550
11/20	$6,473,419	$6,432,497	$6,349,245
12/20	$6,517,028	$6,454,709	$6,357,994
1/21	$6,512,929	$6,414,139	$6,312,408
2/21	$6,456,113	$6,331,377	$6,221,254
3/21	$6,410,318	$6,257,696	$6,143,571
4/21	$6,460,384	$6,310,316	$6,192,105
5/21	$6,484,554	$6,334,386	$6,212,335
6/21	$6,534,531	$6,380,565	$6,255,983
7/21	$6,599,956	$6,444,633	$6,325,932
8/21	$6,596,692	$6,440,332	$6,313,887
9/21	$6,557,713	$6,385,334	$6,259,222
10/21	$6,549,367	$6,380,115	$6,257,496
11/21	$6,549,556	$6,387,822	$6,276,009
12/21	$6,541,190	$6,383,515	$6,259,951
1/22	$6,422,902	$6,243,562	$6,125,085
2/22	$6,340,032	$6,158,437	$6,056,752
3/22	$6,182,372	$5,993,214	$5,888,485
4/22	$5,988,635	$5,769,682	$5,665,028
5/22	$5,990,544	$5,801,428	$5,701,554
6/22	$5,868,981	$5,685,501	$5,612,108
7/22	$6,015,398	$5,828,446	$5,749,238
8/22	$5,883,343	$5,676,928	$5,586,784
9/22	$5,642,454	$5,432,344	$5,345,399
10/22	$5,566,387	$5,372,739	$5,276,164
11/22	$5,749,639	$5,573,070	$5,470,198
12/22	$5,739,657	$5,554,141	$5,445,523
1/23	$5,949,495	$5,726,432	$5,613,049
2/23	$5,830,455	$5,585,724	$5,467,922
3/23	$5,944,442	$5,716,761	$5,606,821
4/23	$5,981,021	$5,751,684	$5,640,802
5/23	$5,928,117	$5,692,052	$5,579,381
6/23	$5,923,763	$5,683,206	$5,559,482
7/23	$5,932,685	$5,688,856	$5,555,606
8/23	$5,909,206	$5,654,598	$5,520,121
9/23	$5,772,751	$5,519,764	$5,379,845
10/23	$5,682,172	$5,436,756	$5,294,945
11/23	$5,944,933	$5,681,437	$5,534,733
12/23	$6,175,114	$5,897,014	$5,746,597
1/24	$6,193,992	$5,882,902	$5,730,816
2/24	$6,111,724	$5,812,368	$5,649,850
3/24	$6,174,437	$5,869,437	$5,702,020
4/24	$6,031,510	$5,732,278	$5,557,996
5/24	$6,142,484	$5,827,297	$5,652,222
6/24	$6,202,142	$5,880,568	$5,705,733
7/24	$6,353,550	$6,014,044	$5,839,002
8/24	$6,449,127	$6,102,576	$5,922,908
9/24	$6,536,403	$6,186,276	$6,002,211

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	13.23%	1.62%	2.71%
Bloomberg U.S. Universal IndexFootnote Reference2	12.08%	0.70%	2.15%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

AssetsNet	$ 3,629,113,563
Holdings Count | Holding	466
Advisory Fees Paid, Amount	$ 8,221,534
InvestmentCompanyPortfolioTurnover	320.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,629,113,563
# of Portfolio Holdings	466
Portfolio Turnover Rate	320%
Total Advisory Fees Paid	$8,221,534

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and cash equivalents	(9.3%)
Not Rated	4.5%
CCC	0.1%
B	2.7%
BB	4.4%
BBB	21.7%
A	11.6%
AA	6.8%
AAA	57.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023770
Shareholder Report [Line Items]
Fund Name	Calvert Conservative Allocation Fund
Class Name	Class A
Trading Symbol	CCLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Conservative Allocation Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.43%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Conservative Allocation Blended Benchmark (the Blended Index):

↓ Among equity funds, allocations to Calvert Equity Fund and Calvert Emerging Markets Advancement Fund detracted from returns relative to the Blended Index

↓ Among stock sizes, allocations to small-cap and mid-cap companies detracted from performance relative to the Blended Index during the period

↓ Among asset classes, the Fund’s underweight allocation to investment-grade bonds detracted from performance relative to the Blended Index during the period

↓ The Fund’s underweight duration detracted from performance relative to the Blended Index during the period

↑ The Fund’s larger-than-Blended Index allocation to fixed-income assets contributed to returns relative to the Blended Index during the period

↑ Selections among fixed-income funds ― especially the Fund’s allocation to Calvert Bond Fund ― contributed to returns relative to the Blended Index

↑ Among asset classes, the Fund’s overweight allocations to high yield corporate bonds and bank loans aided performance relative to the Blended Index

↑ The Fund’s use of derivatives contributed to performance relative to the Blended Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg U.S. Aggregate Bond Index	Conservative Allocation Blended Benchmark
9/14	$9,475	$10,000	$10,000
10/14	$9,646	$10,098	$10,121
11/14	$9,750	$10,170	$10,235
12/14	$9,728	$10,179	$10,207
1/15	$9,791	$10,393	$10,274
2/15	$9,993	$10,295	$10,415
3/15	$9,992	$10,343	$10,403
4/15	$9,998	$10,306	$10,445
5/15	$10,003	$10,281	$10,451
6/15	$9,896	$10,169	$10,305
7/15	$9,971	$10,240	$10,389
8/15	$9,727	$10,225	$10,146
9/15	$9,665	$10,294	$10,072
10/15	$9,880	$10,296	$10,345
11/15	$9,857	$10,269	$10,322
12/15	$9,747	$10,235	$10,231
1/16	$9,588	$10,376	$10,107
2/16	$9,563	$10,450	$10,144
3/16	$9,845	$10,546	$10,466
4/16	$9,907	$10,586	$10,536
5/16	$9,962	$10,589	$10,569
6/16	$9,960	$10,779	$10,679
7/16	$10,132	$10,847	$10,883
8/16	$10,169	$10,835	$10,887
9/16	$10,188	$10,829	$10,903
10/16	$10,120	$10,746	$10,772
11/16	$10,170	$10,492	$10,701
12/16	$10,239	$10,506	$10,790
1/17	$10,321	$10,527	$10,893
2/17	$10,467	$10,598	$11,061
3/17	$10,511	$10,592	$11,086
4/17	$10,618	$10,674	$11,196
5/17	$10,739	$10,756	$11,316
6/17	$10,778	$10,745	$11,338
7/17	$10,874	$10,792	$11,465
8/17	$10,925	$10,888	$11,544
9/17	$10,987	$10,836	$11,601
10/17	$11,063	$10,843	$11,690
11/17	$11,146	$10,829	$11,780
12/17	$11,227	$10,879	$11,872
1/18	$11,397	$10,753	$12,005
2/18	$11,200	$10,651	$11,765
3/18	$11,186	$10,720	$11,735
4/18	$11,147	$10,640	$11,708
5/18	$11,225	$10,716	$11,820
6/18	$11,206	$10,703	$11,806
7/18	$11,332	$10,705	$11,931
8/18	$11,470	$10,774	$12,063
9/18	$11,435	$10,705	$12,020
10/18	$11,070	$10,620	$11,636
11/18	$11,183	$10,683	$11,750
12/18	$10,894	$10,880	$11,562
1/19	$11,340	$10,995	$11,978
2/19	$11,505	$10,989	$12,102
3/19	$11,655	$11,200	$12,304
4/19	$11,841	$11,203	$12,460
5/19	$11,704	$11,402	$12,336
6/19	$12,037	$11,545	$12,725
7/19	$12,085	$11,570	$12,776
8/19	$12,147	$11,870	$12,887
9/19	$12,186	$11,807	$12,932
10/19	$12,304	$11,842	$13,073
11/19	$12,450	$11,836	$13,206
12/19	$12,595	$11,828	$13,353
1/20	$12,702	$12,056	$13,480
2/20	$12,459	$12,273	$13,253
3/20	$11,484	$12,200	$12,546
4/20	$12,108	$12,417	$13,209
5/20	$12,446	$12,475	$13,473
6/20	$12,675	$12,554	$13,664
7/20	$13,042	$12,741	$14,053
8/20	$13,315	$12,638	$14,298
9/20	$13,241	$12,632	$14,130
10/20	$13,155	$12,575	$13,981
11/20	$13,826	$12,698	$14,684
12/20	$14,129	$12,716	$14,945
1/21	$14,106	$12,625	$14,861
2/21	$14,196	$12,443	$14,871
3/21	$14,294	$12,287	$14,904
4/21	$14,563	$12,384	$15,219
5/21	$14,675	$12,425	$15,315
6/21	$14,743	$12,512	$15,469
7/21	$14,886	$12,652	$15,627
8/21	$15,006	$12,628	$15,750
9/21	$14,748	$12,518	$15,435
10/21	$14,988	$12,515	$15,728
11/21	$14,853	$12,552	$15,626
12/21	$15,062	$12,520	$15,819
1/22	$14,633	$12,250	$15,301
2/22	$14,439	$12,114	$15,064
3/22	$14,209	$11,777	$14,919
4/22	$13,578	$11,330	$14,122
5/22	$13,562	$11,403	$14,183
6/22	$12,994	$11,224	$13,615
7/22	$13,589	$11,498	$14,202
8/22	$13,167	$11,174	$13,764
9/22	$12,362	$10,691	$12,919
10/22	$12,543	$10,552	$13,114
11/22	$13,149	$10,940	$13,749
12/22	$12,905	$10,891	$13,499
1/23	$13,542	$11,226	$14,109
2/23	$13,215	$10,936	$13,742
3/23	$13,451	$11,214	$14,090
4/23	$13,539	$11,282	$14,207
5/23	$13,347	$11,159	$14,070
6/23	$13,591	$11,119	$14,339
7/23	$13,760	$11,111	$14,521
8/23	$13,551	$11,040	$14,329
9/23	$13,084	$10,760	$13,875
10/23	$12,776	$10,590	$13,581
11/23	$13,572	$11,069	$14,421
12/23	$14,204	$11,493	$15,046
1/24	$14,188	$11,462	$15,044
2/24	$14,278	$11,300	$15,145
3/24	$14,536	$11,404	$15,404
4/24	$14,106	$11,116	$14,955
5/24	$14,445	$11,304	$15,341
6/24	$14,605	$11,411	$15,550
7/24	$14,981	$11,678	$15,898
8/24	$15,265	$11,846	$16,176
9/24	$15,479	$12,004	$16,445

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	18.27%	4.89%	5.02%
Class A with 5.25% Maximum Sales Charge	12.08%	3.77%	4.46%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Conservative Allocation Blended BenchmarkFootnote Reference1	18.52%	4.92%	5.10%

AssetsNet	$ 247,005,089
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$247,005,089
# of Portfolio Holdings	22
Portfolio Turnover Rate	13%
Total Advisory Fees PaidFootnote Reference*	$0
Footnote	Description
Footnote*	Fund does not pay an advisory fee directly; the underlying funds in which the Fund invests do.

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
International and Global Equity Funds	10.8%
Domestic Equity Funds	25.4%
Income Funds	63.8%
Footnote	Description
Footnote*	Amount is less than 0.05%

Top Ten Holdings (% of total investments)Footnote Referencea

Calvert Bond Fund, Class R6	28.9%
Calvert Core Bond Fund, Class I	11.1%
Calvert US Large-Cap Core Responsible Index Fund, Class R6	7.5%
Calvert Ultra-Short Duration Income Fund, Class R6	6.3%
Calvert Mortgage Access Fund, Class I	6.1%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	4.7%
Calvert Floating-Rate Advantage Fund, Class R6	3.8%
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	3.6%
Calvert International Equity Fund, Class R6	3.4%
Calvert Equity Fund, Class R6	3.1%
Total	78.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023771
Shareholder Report [Line Items]
Fund Name	Calvert Conservative Allocation Fund
Class Name	Class C
Trading Symbol	CALCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Conservative Allocation Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$128	1.18%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Conservative Allocation Blended Benchmark (the Blended Index):

↓ Among equity funds, allocations to Calvert Equity Fund and Calvert Emerging Markets Advancement Fund detracted from returns relative to the Blended Index

↓ Among stock sizes, allocations to small-cap and mid-cap companies detracted from performance relative to the Blended Index during the period

↓ Among asset classes, the Fund’s underweight allocation to investment-grade bonds detracted from performance relative to the Blended Index during the period

↓ The Fund’s underweight duration detracted from performance relative to the Blended Index during the period

↑ The Fund’s larger-than-Blended Index allocation to fixed-income assets contributed to returns relative to the Blended Index during the period

↑ Selections among fixed-income funds ― especially the Fund’s allocation to Calvert Bond Fund ― contributed to returns relative to the Blended Index

↑ Among asset classes, the Fund’s overweight allocations to high yield corporate bonds and bank loans aided performance relative to the Blended Index

↑ The Fund’s use of derivatives contributed to performance relative to the Blended Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Aggregate Bond Index	Conservative Allocation Blended Benchmark
9/14	$10,000	$10,000	$10,000
10/14	$10,176	$10,098	$10,121
11/14	$10,281	$10,170	$10,235
12/14	$10,246	$10,179	$10,207
1/15	$10,308	$10,393	$10,274
2/15	$10,511	$10,295	$10,415
3/15	$10,498	$10,343	$10,403
4/15	$10,498	$10,306	$10,445
5/15	$10,498	$10,281	$10,451
6/15	$10,377	$10,169	$10,305
7/15	$10,444	$10,240	$10,389
8/15	$10,180	$10,225	$10,146
9/15	$10,103	$10,294	$10,072
10/15	$10,324	$10,296	$10,345
11/15	$10,288	$10,269	$10,322
12/15	$10,165	$10,235	$10,231
1/16	$9,991	$10,376	$10,107
2/16	$9,965	$10,450	$10,144
3/16	$10,249	$10,546	$10,466
4/16	$10,307	$10,586	$10,536
5/16	$10,359	$10,589	$10,569
6/16	$10,344	$10,779	$10,679
7/16	$10,519	$10,847	$10,883
8/16	$10,545	$10,835	$10,887
9/16	$10,564	$10,829	$10,903
10/16	$10,486	$10,746	$10,772
11/16	$10,525	$10,492	$10,701
12/16	$10,596	$10,506	$10,790
1/17	$10,675	$10,527	$10,893
2/17	$10,814	$10,598	$11,061
3/17	$10,860	$10,592	$11,086
4/17	$10,960	$10,674	$11,196
5/17	$11,079	$10,756	$11,316
6/17	$11,112	$10,745	$11,338
7/17	$11,205	$10,792	$11,465
8/17	$11,251	$10,888	$11,544
9/17	$11,308	$10,836	$11,601
10/17	$11,374	$10,843	$11,690
11/17	$11,460	$10,829	$11,780
12/17	$11,530	$10,879	$11,872
1/18	$11,700	$10,753	$12,005
2/18	$11,496	$10,651	$11,765
3/18	$11,474	$10,720	$11,735
4/18	$11,419	$10,640	$11,708
5/18	$11,494	$10,716	$11,820
6/18	$11,466	$10,703	$11,806
7/18	$11,589	$10,705	$11,931
8/18	$11,719	$10,774	$12,063
9/18	$11,681	$10,705	$12,020
10/18	$11,304	$10,620	$11,636
11/18	$11,407	$10,683	$11,750
12/18	$11,106	$10,880	$11,562
1/19	$11,553	$10,995	$11,978
2/19	$11,716	$10,989	$12,102
3/19	$11,862	$11,200	$12,304
4/19	$12,039	$11,203	$12,460
5/19	$11,897	$11,402	$12,336
6/19	$12,225	$11,545	$12,725
7/19	$12,267	$11,570	$12,776
8/19	$12,324	$11,870	$12,887
9/19	$12,355	$11,807	$12,932
10/19	$12,469	$11,842	$13,073
11/19	$12,604	$11,836	$13,206
12/19	$12,743	$11,828	$13,353
1/20	$12,845	$12,056	$13,480
2/20	$12,589	$12,273	$13,253
3/20	$11,595	$12,200	$12,546
4/20	$12,219	$12,417	$13,209
5/20	$12,556	$12,475	$13,473
6/20	$12,782	$12,554	$13,664
7/20	$13,142	$12,741	$14,053
8/20	$13,413	$12,638	$14,298
9/20	$13,320	$12,632	$14,130
10/20	$13,231	$12,575	$13,981
11/20	$13,893	$12,698	$14,684
12/20	$14,187	$12,716	$14,945
1/21	$14,150	$12,625	$14,861
2/21	$14,233	$12,443	$14,871
3/21	$14,328	$12,287	$14,904
4/21	$14,594	$12,384	$15,219
5/21	$14,692	$12,425	$15,315
6/21	$14,749	$12,512	$15,469
7/21	$14,878	$12,652	$15,627
8/21	$15,000	$12,628	$15,750
9/21	$14,733	$12,518	$15,435
10/21	$14,961	$12,515	$15,728
11/21	$14,817	$12,552	$15,626
12/21	$15,014	$12,520	$15,819
1/22	$14,582	$12,250	$15,301
2/22	$14,377	$12,114	$15,064
3/22	$14,142	$11,777	$14,919
4/22	$13,505	$11,330	$14,122
5/22	$13,474	$11,403	$14,183
6/22	$12,907	$11,224	$13,615
7/22	$13,482	$11,498	$14,202
8/22	$13,057	$11,174	$13,764
9/22	$12,254	$10,691	$12,919
10/22	$12,419	$10,552	$13,114
11/22	$13,020	$10,940	$13,749
12/22	$12,767	$10,891	$13,499
1/23	$13,389	$11,226	$14,109
2/23	$13,054	$10,936	$13,742
3/23	$13,281	$11,214	$14,090
4/23	$13,361	$11,282	$14,207
5/23	$13,169	$11,159	$14,070
6/23	$13,395	$11,119	$14,339
7/23	$13,556	$11,111	$14,521
8/23	$13,339	$11,040	$14,329
9/23	$12,872	$10,760	$13,875
10/23	$12,556	$10,590	$13,581
11/23	$13,333	$11,069	$14,421
12/23	$13,946	$11,493	$15,046
1/24	$13,929	$11,462	$15,044
2/24	$14,003	$11,300	$15,145
3/24	$14,240	$11,404	$15,404
4/24	$13,813	$11,116	$14,955
5/24	$14,142	$11,304	$15,341
6/24	$14,288	$11,411	$15,550
7/24	$14,652	$11,678	$15,898
8/24	$14,908	$11,846	$16,176
9/24	$15,340	$12,004	$16,445

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C	17.41%	4.11%	4.37%
Class C with 1% Maximum Deferred Sales Charge	16.41%	4.11%	4.37%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Conservative Allocation Blended BenchmarkFootnote Reference1	18.52%	4.92%	5.10%

AssetsNet	$ 247,005,089
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$247,005,089
# of Portfolio Holdings	22
Portfolio Turnover Rate	13%
Total Advisory Fees PaidFootnote Reference*	$0
Footnote	Description
Footnote*	Fund does not pay an advisory fee directly; the underlying funds in which the Fund invests do.

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
International and Global Equity Funds	10.8%
Domestic Equity Funds	25.4%
Income Funds	63.8%
Footnote	Description
Footnote*	Amount is less than 0.05%

Top Ten Holdings (% of total investments)Footnote Referencea

Calvert Bond Fund, Class R6	28.9%
Calvert Core Bond Fund, Class I	11.1%
Calvert US Large-Cap Core Responsible Index Fund, Class R6	7.5%
Calvert Ultra-Short Duration Income Fund, Class R6	6.3%
Calvert Mortgage Access Fund, Class I	6.1%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	4.7%
Calvert Floating-Rate Advantage Fund, Class R6	3.8%
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	3.6%
Calvert International Equity Fund, Class R6	3.4%
Calvert Equity Fund, Class R6	3.1%
Total	78.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000170082
Shareholder Report [Line Items]
Fund Name	Calvert Conservative Allocation Fund
Class Name	Class I
Trading Symbol	CFAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Conservative Allocation Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$20	0.18%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Conservative Allocation Blended Benchmark (the Blended Index):

↑ The Fund’s larger-than-Blended Index allocation to fixed-income assets contributed to returns relative to the Blended Index during the period

↑ Selections among fixed-income funds ― especially the Fund’s allocation to Calvert Bond Fund ― contributed to returns relative to the Blended Index

↑ Among asset classes, the Fund’s overweight allocations to high yield corporate bonds and bank loans aided performance relative to the Blended Index

↑ The Fund’s use of derivatives contributed to performance relative to the Blended Index during the period

↓ Among equity funds, allocations to Calvert Equity Fund and Calvert Emerging Markets Advancement Fund detracted from returns relative to the Blended Index

↓ Among stock sizes, allocations to small-cap and mid-cap companies detracted from performance relative to the Blended Index during the period

↓ Among asset classes, the Fund’s underweight allocation to investment-grade bonds detracted from performance relative to the Blended Index during the period

↓ The Fund’s underweight duration detracted from performance relative to the Blended Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index	Conservative Allocation Blended Benchmark
9/14	$1,000,000	$1,000,000	$1,000,000
10/14	$1,018,002	$1,009,828	$1,012,102
11/14	$1,029,035	$1,016,991	$1,023,486
12/14	$1,026,671	$1,017,942	$1,020,721
1/15	$1,033,370	$1,039,288	$1,027,351
2/15	$1,054,707	$1,029,516	$1,041,451
3/15	$1,054,561	$1,034,297	$1,040,335
4/15	$1,055,172	$1,030,585	$1,044,465
5/15	$1,055,775	$1,028,104	$1,045,098
6/15	$1,044,397	$1,016,893	$1,030,486
7/15	$1,052,357	$1,023,962	$1,038,939
8/15	$1,026,613	$1,022,492	$1,014,632
9/15	$1,020,017	$1,029,408	$1,007,239
10/15	$1,042,762	$1,029,579	$1,034,528
11/15	$1,040,298	$1,026,859	$1,032,236
12/15	$1,028,684	$1,023,541	$1,023,105
1/16	$1,011,917	$1,037,626	$1,010,743
2/16	$1,009,339	$1,044,987	$1,014,370
3/16	$1,039,093	$1,054,574	$1,046,598
4/16	$1,045,575	$1,058,622	$1,053,609
5/16	$1,052,052	$1,058,894	$1,056,867
6/16	$1,052,066	$1,077,920	$1,067,927
7/16	$1,070,291	$1,084,735	$1,088,285
8/16	$1,074,193	$1,083,494	$1,088,725
9/16	$1,077,121	$1,082,859	$1,090,269
10/16	$1,069,938	$1,074,577	$1,077,200
11/16	$1,075,161	$1,049,159	$1,070,099
12/16	$1,083,758	$1,050,639	$1,078,973
1/17	$1,092,473	$1,052,700	$1,089,292
2/17	$1,107,891	$1,059,775	$1,106,073
3/17	$1,112,592	$1,059,220	$1,108,616
4/17	$1,124,658	$1,067,394	$1,119,621
5/17	$1,137,395	$1,075,610	$1,131,636
6/17	$1,141,905	$1,074,527	$1,133,818
7/17	$1,152,683	$1,079,151	$1,146,488
8/17	$1,158,739	$1,088,831	$1,154,416
9/17	$1,165,678	$1,083,645	$1,160,072
10/17	$1,173,799	$1,084,272	$1,169,017
11/17	$1,183,272	$1,082,881	$1,177,979
12/17	$1,191,148	$1,087,851	$1,187,211
1/18	$1,209,929	$1,075,322	$1,200,468
2/18	$1,189,745	$1,065,128	$1,176,483
3/18	$1,188,967	$1,071,959	$1,173,515
4/18	$1,184,768	$1,063,986	$1,170,756
5/18	$1,193,145	$1,071,580	$1,181,965
6/18	$1,191,151	$1,070,262	$1,180,588
7/18	$1,205,199	$1,070,516	$1,193,103
8/18	$1,219,937	$1,077,405	$1,206,259
9/18	$1,216,927	$1,070,467	$1,201,970
10/18	$1,178,832	$1,062,007	$1,163,627
11/18	$1,190,816	$1,068,347	$1,174,959
12/18	$1,160,838	$1,087,974	$1,156,186
1/19	$1,208,348	$1,099,528	$1,197,756
2/19	$1,225,891	$1,098,891	$1,210,200
3/19	$1,242,638	$1,119,992	$1,230,370
4/19	$1,262,431	$1,120,278	$1,246,037
5/19	$1,247,768	$1,140,165	$1,233,603
6/19	$1,284,040	$1,154,483	$1,272,493
7/19	$1,289,193	$1,157,023	$1,277,593
8/19	$1,296,575	$1,187,003	$1,288,690
9/19	$1,300,739	$1,180,681	$1,293,175
10/19	$1,314,060	$1,184,238	$1,307,274
11/19	$1,329,606	$1,183,635	$1,320,556
12/19	$1,345,193	$1,182,810	$1,335,315
1/20	$1,356,652	$1,205,572	$1,347,988
2/20	$1,330,704	$1,227,271	$1,325,280
3/20	$1,227,441	$1,220,049	$1,254,622
4/20	$1,294,143	$1,241,736	$1,320,882
5/20	$1,330,949	$1,247,518	$1,347,339
6/20	$1,355,487	$1,255,376	$1,366,424
7/20	$1,395,497	$1,274,128	$1,405,276
8/20	$1,424,736	$1,263,843	$1,429,786
9/20	$1,416,974	$1,263,150	$1,412,968
10/20	$1,408,482	$1,257,510	$1,398,112
11/20	$1,480,308	$1,269,849	$1,468,428
12/20	$1,513,577	$1,271,599	$1,494,509
1/21	$1,511,193	$1,262,482	$1,486,127
2/21	$1,520,767	$1,244,251	$1,487,063
3/21	$1,531,388	$1,228,714	$1,490,354
4/21	$1,561,010	$1,238,421	$1,521,937
5/21	$1,573,016	$1,242,467	$1,531,495
6/21	$1,580,477	$1,251,197	$1,546,945
7/21	$1,595,735	$1,265,186	$1,562,722
8/21	$1,610,191	$1,262,777	$1,574,993
9/21	$1,582,745	$1,251,844	$1,543,458
10/21	$1,608,520	$1,251,499	$1,572,773
11/21	$1,594,022	$1,255,202	$1,562,628
12/21	$1,617,442	$1,251,990	$1,581,892
1/22	$1,571,516	$1,225,017	$1,530,054
2/22	$1,550,640	$1,211,350	$1,506,443
3/22	$1,526,956	$1,177,697	$1,491,880
4/22	$1,459,148	$1,133,006	$1,412,204
5/22	$1,457,473	$1,140,311	$1,418,332
6/22	$1,396,615	$1,122,422	$1,361,505
7/22	$1,460,518	$1,149,848	$1,420,174
8/22	$1,415,954	$1,117,357	$1,376,393
9/22	$1,329,527	$1,069,080	$1,291,869
10/22	$1,348,979	$1,055,233	$1,311,387
11/22	$1,414,948	$1,094,040	$1,374,909
12/22	$1,388,791	$1,089,105	$1,349,898
1/23	$1,458,102	$1,122,610	$1,410,910
2/23	$1,422,163	$1,093,584	$1,374,195
3/23	$1,448,431	$1,121,364	$1,409,003
4/23	$1,457,909	$1,128,160	$1,420,704
5/23	$1,438,091	$1,115,876	$1,407,033
6/23	$1,464,380	$1,111,896	$1,433,900
7/23	$1,482,598	$1,111,121	$1,452,129
8/23	$1,460,910	$1,104,024	$1,432,880
9/23	$1,410,747	$1,075,969	$1,387,503
10/23	$1,377,471	$1,058,989	$1,358,094
11/23	$1,464,165	$1,106,947	$1,442,081
12/23	$1,532,357	$1,149,319	$1,504,592
1/24	$1,531,470	$1,146,163	$1,504,430
2/24	$1,541,225	$1,129,970	$1,514,465
3/24	$1,569,061	$1,140,404	$1,540,447
4/24	$1,522,623	$1,111,599	$1,495,516
5/24	$1,560,131	$1,130,444	$1,534,072
6/24	$1,578,394	$1,141,147	$1,555,031
7/24	$1,618,935	$1,167,800	$1,589,791
8/24	$1,649,566	$1,184,582	$1,617,594
9/24	$1,673,400	$1,200,442	$1,644,464

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	18.61%	5.16%	5.28%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Conservative Allocation Blended BenchmarkFootnote Reference2	18.52%	4.92%	5.10%

AssetsNet	$ 247,005,089
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$247,005,089
# of Portfolio Holdings	22
Portfolio Turnover Rate	13%
Total Advisory Fees PaidFootnote Reference*	$0
Footnote	Description
Footnote*	Fund does not pay an advisory fee directly; the underlying funds in which the Fund invests do.

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
International and Global Equity Funds	10.8%
Domestic Equity Funds	25.4%
Income Funds	63.8%
Footnote	Description
Footnote*	Amount is less than 0.05%

Top Ten Holdings (% of total investments)Footnote Referencea

Calvert Bond Fund, Class R6	28.9%
Calvert Core Bond Fund, Class I	11.1%
Calvert US Large-Cap Core Responsible Index Fund, Class R6	7.5%
Calvert Ultra-Short Duration Income Fund, Class R6	6.3%
Calvert Mortgage Access Fund, Class I	6.1%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	4.7%
Calvert Floating-Rate Advantage Fund, Class R6	3.8%
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	3.6%
Calvert International Equity Fund, Class R6	3.4%
Calvert Equity Fund, Class R6	3.1%
Total	78.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000235278
Shareholder Report [Line Items]
Fund Name	Calvert Conservative Allocation Fund
Class Name	Class R6
Trading Symbol	CAARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Conservative Allocation Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Conservative Allocation Blended Benchmark (the Blended Index):

↑ The Fund’s larger-than-Blended Index allocation to fixed-income assets contributed to returns relative to the Blended Index during the period

↑ Selections among fixed-income funds ― especially the Fund’s allocation to Calvert Bond Fund ― contributed to returns relative to the Blended Index

↑ Among asset classes, the Fund’s overweight allocations to high yield corporate bonds and bank loans aided performance relative to the Blended Index

↑ The Fund’s use of derivatives contributed to performance relative to the Blended Index during the period

↓ Among equity funds, allocations to Calvert Equity Fund and Calvert Emerging Markets Advancement Fund detracted from returns relative to the Blended Index

↓ Among stock sizes, allocations to small-cap and mid-cap companies detracted from performance relative to the Blended Index during the period

↓ Among asset classes, the Fund’s underweight allocation to investment-grade bonds detracted from performance relative to the Blended Index during the period

↓ The Fund’s underweight duration detracted from performance relative to the Blended Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Index	Conservative Allocation Blended Benchmark
9/14	$5,000,000	$5,000,000	$5,000,000
10/14	$5,090,012	$5,049,138	$5,060,509
11/14	$5,145,180	$5,084,956	$5,117,431
12/14	$5,133,474	$5,089,712	$5,103,604
1/15	$5,167,006	$5,196,439	$5,136,757
2/15	$5,273,699	$5,147,580	$5,207,254
3/15	$5,273,047	$5,171,483	$5,201,676
4/15	$5,276,104	$5,152,927	$5,222,323
5/15	$5,279,161	$5,140,518	$5,225,490
6/15	$5,222,231	$5,084,467	$5,152,430
7/15	$5,262,072	$5,119,810	$5,194,696
8/15	$5,133,355	$5,112,458	$5,073,160
9/15	$5,100,391	$5,147,040	$5,036,195
10/15	$5,214,143	$5,147,895	$5,172,641
11/15	$5,201,845	$5,134,295	$5,161,181
12/15	$5,143,735	$5,117,703	$5,115,524
1/16	$5,059,887	$5,188,129	$5,053,713
2/16	$5,046,988	$5,224,933	$5,071,852
3/16	$5,195,721	$5,272,871	$5,232,989
4/16	$5,228,133	$5,293,111	$5,268,043
5/16	$5,260,546	$5,294,468	$5,284,337
6/16	$5,260,659	$5,389,599	$5,339,636
7/16	$5,351,809	$5,423,673	$5,441,426
8/16	$5,371,341	$5,417,471	$5,443,627
9/16	$5,385,973	$5,414,297	$5,451,344
10/16	$5,350,023	$5,372,883	$5,385,999
11/16	$5,376,168	$5,245,795	$5,350,497
12/16	$5,419,208	$5,253,193	$5,394,865
1/17	$5,462,803	$5,263,501	$5,446,458
2/17	$5,539,933	$5,298,877	$5,530,363
3/17	$5,563,407	$5,296,098	$5,543,080
4/17	$5,623,769	$5,336,968	$5,598,103
5/17	$5,687,485	$5,378,048	$5,658,181
6/17	$5,710,017	$5,372,635	$5,669,090
7/17	$5,763,917	$5,395,754	$5,732,442
8/17	$5,794,236	$5,444,153	$5,772,081
9/17	$5,828,863	$5,418,223	$5,800,359
10/17	$5,869,435	$5,421,362	$5,845,087
11/17	$5,916,769	$5,414,403	$5,889,895
12/17	$5,956,158	$5,439,253	$5,936,054
1/18	$6,050,093	$5,376,610	$6,002,342
2/18	$5,949,200	$5,325,642	$5,882,416
3/18	$5,945,242	$5,359,795	$5,867,577
4/18	$5,924,283	$5,319,932	$5,853,781
5/18	$5,966,200	$5,357,900	$5,909,827
6/18	$5,956,243	$5,351,310	$5,902,939
7/18	$6,026,441	$5,352,582	$5,965,516
8/18	$6,100,148	$5,387,024	$6,031,293
9/18	$6,085,179	$5,352,334	$6,009,851
10/18	$5,894,686	$5,310,037	$5,818,133
11/18	$5,954,656	$5,341,736	$5,874,794
12/18	$5,804,651	$5,439,871	$5,780,930
1/19	$6,042,247	$5,497,639	$5,988,780
2/19	$6,129,974	$5,494,454	$6,050,998
3/19	$6,213,708	$5,599,958	$6,151,851
4/19	$6,312,688	$5,601,391	$6,230,183
5/19	$6,239,370	$5,700,825	$6,168,013
6/19	$6,420,795	$5,772,417	$6,362,467
7/19	$6,446,596	$5,785,114	$6,387,967
8/19	$6,483,455	$5,935,016	$6,443,450
9/19	$6,504,280	$5,903,406	$6,465,874
10/19	$6,570,915	$5,921,188	$6,536,371
11/19	$6,648,655	$5,918,173	$6,602,779
12/19	$6,726,567	$5,914,048	$6,676,575
1/20	$6,783,830	$6,027,861	$6,739,941
2/20	$6,654,033	$6,136,354	$6,626,401
3/20	$6,137,729	$6,100,243	$6,273,111
4/20	$6,471,259	$6,208,682	$6,604,410
5/20	$6,655,276	$6,237,589	$6,736,693
6/20	$6,777,893	$6,276,880	$6,832,121
7/20	$6,977,922	$6,370,638	$7,026,379
8/20	$7,124,096	$6,319,215	$7,148,929
9/20	$7,085,197	$6,315,751	$7,064,841
10/20	$7,042,724	$6,287,550	$6,990,562
11/20	$7,401,810	$6,349,245	$7,342,139
12/20	$7,568,150	$6,357,994	$7,472,543
1/21	$7,556,175	$6,312,408	$7,430,635
2/21	$7,604,075	$6,221,254	$7,435,316
3/21	$7,657,254	$6,143,571	$7,451,768
4/21	$7,805,356	$6,192,105	$7,609,683
5/21	$7,865,397	$6,212,335	$7,657,477
6/21	$7,902,690	$6,255,983	$7,734,725
7/21	$7,978,986	$6,325,931	$7,813,611
8/21	$8,051,267	$6,313,887	$7,874,967
9/21	$7,914,035	$6,259,222	$7,717,288
10/21	$8,042,915	$6,257,496	$7,863,865
11/21	$7,970,420	$6,276,009	$7,813,141
12/21	$8,087,526	$6,259,950	$7,909,460
1/22	$7,857,885	$6,125,085	$7,650,270
2/22	$7,753,503	$6,056,752	$7,532,217
3/22	$7,631,517	$5,888,485	$7,459,399
4/22	$7,296,618	$5,665,028	$7,061,020
5/22	$7,288,245	$5,701,554	$7,091,659
6/22	$6,985,093	$5,612,108	$6,807,524
7/22	$7,304,700	$5,749,238	$7,100,871
8/22	$7,081,816	$5,586,784	$6,881,966
9/22	$6,650,797	$5,345,399	$6,459,347
10/22	$6,748,105	$5,276,164	$6,556,933
11/22	$7,078,106	$5,470,198	$6,874,543
12/22	$6,948,490	$5,445,523	$6,749,491
1/23	$7,295,272	$5,613,049	$7,054,552
2/23	$7,119,740	$5,467,922	$6,870,974
3/23	$7,247,968	$5,606,821	$7,045,016
4/23	$7,295,397	$5,640,802	$7,103,520
5/23	$7,196,228	$5,579,381	$7,035,166
6/23	$7,328,989	$5,559,482	$7,169,500
7/23	$7,420,167	$5,555,606	$7,260,646
8/23	$7,311,622	$5,520,121	$7,164,401
9/23	$7,062,044	$5,379,845	$6,937,513
10/23	$6,895,466	$5,294,945	$6,790,470
11/23	$7,329,446	$5,534,733	$7,210,404
12/23	$7,672,210	$5,746,597	$7,522,961
1/24	$7,667,770	$5,730,816	$7,522,150
2/24	$7,716,609	$5,649,850	$7,572,327
3/24	$7,857,499	$5,702,020	$7,702,234
4/24	$7,629,422	$5,557,996	$7,477,582
5/24	$7,817,250	$5,652,222	$7,670,362
6/24	$7,905,355	$5,705,733	$7,775,153
7/24	$8,108,404	$5,839,002	$7,948,953
8/24	$8,261,818	$5,922,908	$8,087,968
9/24	$8,382,303	$6,002,211	$8,222,322

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	18.70%	5.20%	5.30%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Conservative Allocation Blended BenchmarkFootnote Reference2	18.52%	4.92%	5.10%

AssetsNet	$ 247,005,089
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$247,005,089
# of Portfolio Holdings	22
Portfolio Turnover Rate	13%
Total Advisory Fees PaidFootnote Reference*	$0
Footnote	Description
Footnote*	Fund does not pay an advisory fee directly; the underlying funds in which the Fund invests do.

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
International and Global Equity Funds	10.8%
Domestic Equity Funds	25.4%
Income Funds	63.8%
Footnote	Description
Footnote*	Amount is less than 0.05%

Top Ten Holdings (% of total investments)Footnote Referencea

Calvert Bond Fund, Class R6	28.9%
Calvert Core Bond Fund, Class I	11.1%
Calvert US Large-Cap Core Responsible Index Fund, Class R6	7.5%
Calvert Ultra-Short Duration Income Fund, Class R6	6.3%
Calvert Mortgage Access Fund, Class I	6.1%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	4.7%
Calvert Floating-Rate Advantage Fund, Class R6	3.8%
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	3.6%
Calvert International Equity Fund, Class R6	3.4%
Calvert Equity Fund, Class R6	3.1%
Total	78.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023762
Shareholder Report [Line Items]
Fund Name	Calvert Equity Fund
Class Name	Class A
Trading Symbol	CSIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Equity Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$102	0.90%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index (the Index):

↓ Not owning NVIDIA Corp., a major microchip supplier, hurt returns as NVIDIA’s stock price surged on rising business interest in artificial intelligence ― AI

↓ Not owning Meta Platforms, Inc. ― Facebook’s parent ― hampered relative performance as Meta’s stock price rose on strong advertising revenue and user growth

↓ Not owning Broadcom, Inc., a semiconductor maker, hampered relative returns as Broadcom reported strong revenue and earnings growth boosted by the rise of AI

↓ An overweight position in Dollar General Corp., a discount store chain, detracted from relative returns due to financial challenges faced by low-end consumers

↑ Not owning Tesla, Inc. contributed to returns as the electric vehicle maker lowered prices on several models, thereby reducing its margins and cash flows

↑ Not owning Apple, Inc. helped returns as demand for Apple’s iPhone 16 proved sluggish given the technology company’s delayed and unclear AI business strategy

↑ Not owning health insurer UnitedHealth Group, Inc. aided returns as rising medical costs and increased cyber-related expenses hurt UnitedHealth’s business

↑ The Fund’s underweight exposure to Alphabet, Inc. ― Google’s parent company ― contributed to returns relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	S&P 500® Index	Russell 1000® Growth Index
9/14	$9,475	$10,000	$10,000
10/14	$9,735	$10,244	$10,264
11/14	$10,021	$10,520	$10,589
12/14	$10,036	$10,493	$10,478
1/15	$9,779	$10,178	$10,318
2/15	$10,449	$10,763	$11,006
3/15	$10,300	$10,593	$10,881
4/15	$10,304	$10,695	$10,935
5/15	$10,455	$10,832	$11,089
6/15	$10,382	$10,622	$10,894
7/15	$10,590	$10,845	$11,263
8/15	$10,055	$10,191	$10,579
9/15	$9,908	$9,939	$10,317
10/15	$10,584	$10,777	$11,206
11/15	$10,538	$10,809	$11,237
12/15	$10,406	$10,638	$11,072
1/16	$9,896	$10,111	$10,454
2/16	$9,875	$10,097	$10,450
3/16	$10,442	$10,782	$11,154
4/16	$10,364	$10,824	$11,053
5/16	$10,564	$11,018	$11,267
6/16	$10,416	$11,047	$11,223
7/16	$10,827	$11,454	$11,753
8/16	$10,809	$11,470	$11,694
9/16	$10,757	$11,472	$11,737
10/16	$10,499	$11,263	$11,461
11/16	$10,627	$11,680	$11,711
12/16	$10,647	$11,911	$11,856
1/17	$10,924	$12,137	$12,255
2/17	$11,257	$12,619	$12,764
3/17	$11,381	$12,633	$12,912
4/17	$11,777	$12,763	$13,207
5/17	$12,061	$12,943	$13,551
6/17	$11,994	$13,023	$13,515
7/17	$12,217	$13,291	$13,874
8/17	$12,303	$13,332	$14,129
9/17	$12,520	$13,607	$14,312
10/17	$12,916	$13,925	$14,867
11/17	$13,329	$14,352	$15,318
12/17	$13,393	$14,511	$15,438
1/18	$14,301	$15,342	$16,531
2/18	$13,917	$14,777	$16,098
3/18	$13,758	$14,401	$15,656
4/18	$13,752	$14,456	$15,711
5/18	$13,958	$14,804	$16,400
6/18	$14,158	$14,896	$16,557
7/18	$14,739	$15,450	$17,044
8/18	$15,172	$15,953	$17,975
9/18	$15,356	$16,044	$18,076
10/18	$14,660	$14,947	$16,459
11/18	$15,118	$15,252	$16,634
12/18	$14,066	$13,875	$15,204
1/19	$15,030	$14,987	$16,571
2/19	$15,878	$15,468	$17,164
3/19	$16,476	$15,769	$17,652
4/19	$17,061	$16,407	$18,450
5/19	$16,582	$15,364	$17,284
6/19	$17,649	$16,447	$18,471
7/19	$17,890	$16,684	$18,888
8/19	$18,282	$16,419	$18,744
9/19	$18,231	$16,727	$18,746
10/19	$18,197	$17,089	$19,274
11/19	$18,789	$17,709	$20,129
12/19	$19,204	$18,244	$20,737
1/20	$19,489	$18,236	$21,200
2/20	$18,306	$16,735	$19,757
3/20	$16,590	$14,668	$17,813
4/20	$18,692	$16,549	$20,449
5/20	$19,918	$17,337	$21,822
6/20	$19,931	$17,682	$22,772
7/20	$21,090	$18,679	$24,524
8/20	$22,180	$20,021	$27,055
9/20	$21,929	$19,260	$25,782
10/20	$21,316	$18,748	$24,906
11/20	$23,384	$20,801	$27,456
12/20	$23,865	$21,600	$28,719
1/21	$22,975	$21,382	$28,506
2/21	$23,494	$21,972	$28,500
3/21	$24,420	$22,934	$28,990
4/21	$26,087	$24,158	$30,962
5/21	$25,995	$24,327	$30,534
6/21	$26,774	$24,895	$32,449
7/21	$28,280	$25,486	$33,519
8/21	$29,009	$26,261	$34,772
9/21	$27,604	$25,040	$32,824
10/21	$29,431	$26,794	$35,668
11/21	$29,195	$26,608	$35,886
12/21	$30,771	$27,801	$36,644
1/22	$28,204	$26,362	$33,499
2/22	$26,601	$25,573	$32,077
3/22	$27,532	$26,522	$33,331
4/22	$25,770	$24,209	$29,306
5/22	$25,558	$24,254	$28,625
6/22	$24,085	$22,252	$26,357
7/22	$26,412	$24,304	$29,521
8/22	$25,120	$23,312	$28,146
9/22	$23,091	$21,165	$25,409
10/22	$24,638	$22,879	$26,895
11/22	$26,371	$24,158	$28,120
12/22	$25,361	$22,766	$25,967
1/23	$26,661	$24,196	$28,132
2/23	$25,469	$23,606	$27,798
3/23	$26,377	$24,473	$29,698
4/23	$26,734	$24,855	$29,991
5/23	$26,163	$24,963	$31,358
6/23	$27,715	$26,612	$33,502
7/23	$28,398	$27,467	$34,631
8/23	$28,229	$27,030	$34,320
9/23	$26,515	$25,741	$32,453
10/23	$25,806	$25,200	$31,991
11/23	$28,674	$27,501	$35,479
12/23	$29,910	$28,750	$37,050
1/24	$29,980	$29,233	$37,974
2/24	$31,303	$30,794	$40,565
3/24	$31,577	$31,785	$41,279
4/24	$30,195	$30,487	$39,528
5/24	$31,065	$31,999	$41,894
6/24	$31,534	$33,147	$44,719
7/24	$32,521	$33,550	$43,959
8/24	$33,130	$34,364	$44,874
9/24	$33,495	$35,098	$46,145

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	26.34%	12.92%	13.45%
Class A with 5.25% Maximum Sales Charge	19.72%	11.71%	12.84%
S&P 500®IndexFootnote Reference1	36.35%	15.96%	13.37%
Russell 1000® Growth Index	42.19%	19.72%	16.51%

AssetsNet	$ 6,919,418,297
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 28,515,512
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$6,919,418,297
# of Portfolio Holdings	73
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$28,515,512

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Venture Capital	0.2%
Short-Term Investments	2.8%
Consumer Staples	3.0%
Real Estate	4.0%
Communication Services	5.0%
Consumer Discretionary	6.9%
Materials	8.3%
Industrials	8.6%
Health Care	17.7%
Information Technology	19.3%
Financials	24.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Thermo Fisher Scientific, Inc.	4.8%
Danaher Corp.	4.8%
Mastercard, Inc., Class A	4.8%
Visa, Inc., Class A	4.6%
Microsoft Corp.	4.3%
Alphabet, Inc., Class C	4.1%
S&P Global, Inc.	4.0%
TJX Cos., Inc.	3.9%
Zoetis, Inc.	3.9%
Verisk Analytics, Inc.	3.3%
Total	42.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023764
Shareholder Report [Line Items]
Fund Name	Calvert Equity Fund
Class Name	Class C
Trading Symbol	CSECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Equity Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$186	1.65%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index (the Index):

↓ Not owning NVIDIA Corp., a major microchip supplier, hurt returns as NVIDIA’s stock price surged on rising business interest in artificial intelligence ― AI

↓ Not owning Meta Platforms, Inc. ― Facebook’s parent ― hampered relative performance as Meta’s stock price rose on strong advertising revenue and user growth

↓ Not owning Broadcom, Inc., a semiconductor maker, hampered relative returns as Broadcom reported strong revenue and earnings growth boosted by the rise of AI

↓ An overweight position in Dollar General Corp., a discount store chain, detracted from relative returns due to financial challenges faced by low-end consumers

↑ Not owning Tesla, Inc. contributed to returns as the electric vehicle maker lowered prices on several models, thereby reducing its margins and cash flows

↑ Not owning Apple, Inc. helped returns as demand for Apple’s iPhone 16 proved sluggish given the technology company’s delayed and unclear AI business strategy

↑ Not owning health insurer UnitedHealth Group, Inc. aided returns as rising medical costs and increased cyber-related expenses hurt UnitedHealth’s business

↑ The Fund’s underweight exposure to Alphabet, Inc. ― Google’s parent company ― contributed to returns relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	S&P 500® Index	Russell 1000® Growth Index
9/14	$10,000	$10,000	$10,000
10/14	$10,269	$10,244	$10,264
11/14	$10,566	$10,520	$10,589
12/14	$10,575	$10,493	$10,478
1/15	$10,299	$10,178	$10,318
2/15	$10,999	$10,763	$11,006
3/15	$10,833	$10,593	$10,881
4/15	$10,833	$10,695	$10,935
5/15	$10,984	$10,832	$11,089
6/15	$10,898	$10,622	$10,894
7/15	$11,109	$10,845	$11,263
8/15	$10,542	$10,191	$10,579
9/15	$10,382	$9,939	$10,317
10/15	$11,082	$10,777	$11,206
11/15	$11,029	$10,809	$11,237
12/15	$10,882	$10,638	$11,072
1/16	$10,342	$10,111	$10,454
2/16	$10,314	$10,097	$10,450
3/16	$10,898	$10,782	$11,154
4/16	$10,808	$10,824	$11,053
5/16	$11,013	$11,018	$11,267
6/16	$10,853	$11,047	$11,223
7/16	$11,270	$11,454	$11,753
8/16	$11,242	$11,470	$11,694
9/16	$11,184	$11,472	$11,737
10/16	$10,910	$11,263	$11,461
11/16	$11,033	$11,680	$11,711
12/16	$11,044	$11,911	$11,856
1/17	$11,328	$12,137	$12,255
2/17	$11,665	$12,619	$12,764
3/17	$11,790	$12,633	$12,912
4/17	$12,189	$12,763	$13,207
5/17	$12,473	$12,943	$13,551
6/17	$12,396	$13,023	$13,515
7/17	$12,618	$13,291	$13,874
8/17	$12,699	$13,332	$14,129
9/17	$12,916	$13,607	$14,312
10/17	$13,320	$13,925	$14,867
11/17	$13,734	$14,352	$15,318
12/17	$13,787	$14,511	$15,438
1/18	$14,716	$15,342	$16,531
2/18	$14,312	$14,777	$16,098
3/18	$14,137	$14,401	$15,656
4/18	$14,126	$14,456	$15,711
5/18	$14,328	$14,804	$16,400
6/18	$14,525	$14,896	$16,557
7/18	$15,109	$15,450	$17,044
8/18	$15,546	$15,953	$17,975
9/18	$15,726	$16,044	$18,076
10/18	$15,000	$14,947	$16,459
11/18	$15,463	$15,252	$16,634
12/18	$14,382	$13,875	$15,204
1/19	$15,350	$14,987	$16,571
2/19	$16,212	$15,468	$17,164
3/19	$16,812	$15,769	$17,652
4/19	$17,392	$16,407	$18,450
5/19	$16,893	$15,364	$17,284
6/19	$17,974	$16,447	$18,471
7/19	$18,204	$16,684	$18,888
8/19	$18,591	$16,419	$18,744
9/19	$18,529	$16,727	$18,746
10/19	$18,485	$17,089	$19,274
11/19	$19,073	$17,709	$20,129
12/19	$19,481	$18,244	$20,737
1/20	$19,757	$18,236	$21,200
2/20	$18,546	$16,735	$19,757
3/20	$16,796	$14,668	$17,813
4/20	$18,915	$16,549	$20,449
5/20	$20,146	$17,337	$21,822
6/20	$20,146	$17,682	$22,772
7/20	$21,297	$18,679	$24,524
8/20	$22,390	$20,021	$27,055
9/20	$22,119	$19,260	$25,782
10/20	$21,488	$18,748	$24,906
11/20	$23,561	$20,801	$27,456
12/20	$24,028	$21,600	$28,719
1/21	$23,117	$21,382	$28,506
2/21	$23,628	$21,972	$28,500
3/21	$24,539	$22,934	$28,990
4/21	$26,202	$24,158	$30,962
5/21	$26,085	$24,327	$30,534
6/21	$26,851	$24,895	$32,449
7/21	$28,348	$25,486	$33,519
8/21	$29,059	$26,261	$34,772
9/21	$27,630	$25,040	$32,824
10/21	$29,445	$26,794	$35,668
11/21	$29,190	$26,608	$35,886
12/21	$30,746	$27,801	$36,644
1/22	$28,165	$26,362	$33,499
2/22	$26,546	$25,573	$32,077
3/22	$27,455	$26,522	$33,331
4/22	$25,681	$24,209	$29,306
5/22	$25,459	$24,254	$28,625
6/22	$23,980	$22,252	$26,357
7/22	$26,280	$24,304	$29,521
8/22	$24,978	$23,312	$28,146
9/22	$22,945	$21,165	$25,409
10/22	$24,461	$22,879	$26,895
11/22	$26,169	$24,158	$28,120
12/22	$25,151	$22,766	$25,967
1/23	$26,422	$24,196	$28,132
2/23	$25,230	$23,606	$27,798
3/23	$26,114	$24,473	$29,698
4/23	$26,446	$24,855	$29,991
5/23	$25,870	$24,963	$31,358
6/23	$27,386	$26,612	$33,502
7/23	$28,041	$27,467	$34,631
8/23	$27,859	$27,030	$34,320
9/23	$26,154	$25,741	$32,453
10/23	$25,435	$25,200	$31,991
11/23	$28,239	$27,501	$35,479
12/23	$29,445	$28,750	$37,050
1/24	$29,494	$29,233	$37,974
2/24	$30,778	$30,794	$40,565
3/24	$31,024	$31,785	$41,279
4/24	$29,650	$30,487	$39,528
5/24	$30,484	$31,999	$41,894
6/24	$30,925	$33,147	$44,719
7/24	$31,874	$33,550	$43,959
8/24	$32,446	$34,364	$44,874
9/24	$33,290	$35,098	$46,145

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C	25.37%	12.08%	12.77%
Class C with 1% Maximum Deferred Sales Charge	24.37%	12.08%	12.77%
S&P 500®IndexFootnote Reference1	36.35%	15.96%	13.37%
Russell 1000® Growth Index	42.19%	19.72%	16.51%

AssetsNet	$ 6,919,418,297
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 28,515,512
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$6,919,418,297
# of Portfolio Holdings	73
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$28,515,512

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Venture Capital	0.2%
Short-Term Investments	2.8%
Consumer Staples	3.0%
Real Estate	4.0%
Communication Services	5.0%
Consumer Discretionary	6.9%
Materials	8.3%
Industrials	8.6%
Health Care	17.7%
Information Technology	19.3%
Financials	24.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Thermo Fisher Scientific, Inc.	4.8%
Danaher Corp.	4.8%
Mastercard, Inc., Class A	4.8%
Visa, Inc., Class A	4.6%
Microsoft Corp.	4.3%
Alphabet, Inc., Class C	4.1%
S&P Global, Inc.	4.0%
TJX Cos., Inc.	3.9%
Zoetis, Inc.	3.9%
Verisk Analytics, Inc.	3.3%
Total	42.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023765
Shareholder Report [Line Items]
Fund Name	Calvert Equity Fund
Class Name	Class I
Trading Symbol	CEYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Equity Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$74	0.65%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index (the Index):

↓ Not owning NVIDIA Corp., a major microchip supplier, hurt returns as NVIDIA’s stock price surged on rising business interest in artificial intelligence ― AI

↓ Not owning Meta Platforms, Inc. ― Facebook’s parent ― hampered relative performance as Meta’s stock price rose on strong advertising revenue and user growth

↓ Not owning Broadcom, Inc., a semiconductor maker, hampered relative returns as Broadcom reported strong revenue and earnings growth boosted by the rise of AI

↓ An overweight position in Dollar General Corp., a discount store chain, detracted from relative returns due to financial challenges faced by low-end consumers

↑ Not owning Tesla, Inc. contributed to returns as the electric vehicle maker lowered prices on several models, thereby reducing its margins and cash flows

↑ Not owning Apple, Inc. helped returns as demand for Apple’s iPhone 16 proved sluggish given the technology company’s delayed and unclear AI business strategy

↑ Not owning health insurer UnitedHealth Group, Inc. aided returns as rising medical costs and increased cyber-related expenses hurt UnitedHealth’s business

↑ The Fund’s underweight exposure to Alphabet, Inc. ― Google’s parent company ― contributed to returns relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	S&P 500® Index	Russell 1000® Growth Index
9/14	$1,000,000	$1,000,000	$1,000,000
10/14	$1,027,869	$1,024,425	$1,026,352
11/14	$1,058,470	$1,051,977	$1,058,875
12/14	$1,060,403	$1,049,327	$1,047,843
1/15	$1,034,063	$1,017,827	$1,031,798
2/15	$1,105,102	$1,076,323	$1,100,573
3/15	$1,089,737	$1,059,301	$1,088,056
4/15	$1,090,755	$1,069,463	$1,093,505
5/15	$1,107,123	$1,083,216	$1,108,897
6/15	$1,099,969	$1,062,247	$1,089,362
7/15	$1,122,305	$1,084,502	$1,126,303
8/15	$1,066,034	$1,019,070	$1,057,904
9/15	$1,050,891	$993,855	$1,031,734
10/15	$1,122,948	$1,077,691	$1,120,572
11/15	$1,118,529	$1,080,895	$1,123,718
12/15	$1,104,858	$1,063,848	$1,107,227
1/16	$1,051,104	$1,011,055	$1,045,414
2/16	$1,049,156	$1,009,691	$1,044,968
3/16	$1,109,744	$1,078,187	$1,115,442
4/16	$1,101,636	$1,082,366	$1,105,256
5/16	$1,123,732	$1,101,804	$1,126,719
6/16	$1,108,272	$1,104,659	$1,122,294
7/16	$1,152,212	$1,145,386	$1,175,269
8/16	$1,150,510	$1,146,994	$1,169,430
9/16	$1,145,383	$1,147,211	$1,173,707
10/16	$1,118,615	$1,126,284	$1,146,145
11/16	$1,132,374	$1,167,996	$1,171,083
12/16	$1,134,749	$1,191,083	$1,185,580
1/17	$1,164,798	$1,213,674	$1,225,533
2/17	$1,200,550	$1,261,864	$1,276,436
3/17	$1,214,361	$1,263,336	$1,291,200
4/17	$1,257,155	$1,276,310	$1,320,730
5/17	$1,287,735	$1,294,271	$1,355,072
6/17	$1,280,989	$1,302,349	$1,351,502
7/17	$1,305,370	$1,329,129	$1,387,424
8/17	$1,314,827	$1,333,198	$1,412,857
9/17	$1,338,389	$1,360,699	$1,431,227
10/17	$1,381,193	$1,392,452	$1,486,683
11/17	$1,425,850	$1,435,158	$1,531,848
12/17	$1,432,600	$1,451,115	$1,543,774
1/18	$1,530,530	$1,534,197	$1,653,114
2/18	$1,489,546	$1,477,651	$1,609,767
3/18	$1,473,244	$1,440,099	$1,565,623
4/18	$1,472,963	$1,445,625	$1,571,092
5/18	$1,495,647	$1,480,438	$1,639,955
6/18	$1,517,457	$1,489,550	$1,655,746
7/18	$1,579,954	$1,544,982	$1,704,352
8/18	$1,626,696	$1,595,326	$1,797,540
9/18	$1,647,081	$1,604,406	$1,807,587
10/18	$1,572,697	$1,494,745	$1,645,940
11/18	$1,622,229	$1,525,205	$1,663,422
12/18	$1,510,322	$1,387,493	$1,520,405
1/19	$1,613,830	$1,498,681	$1,657,069
2/19	$1,705,502	$1,546,801	$1,716,358
3/19	$1,770,088	$1,576,858	$1,765,211
4/19	$1,833,078	$1,640,704	$1,844,963
5/19	$1,781,663	$1,536,441	$1,728,411
6/19	$1,897,045	$1,644,723	$1,847,112
7/19	$1,923,289	$1,668,361	$1,888,821
8/19	$1,966,043	$1,641,934	$1,874,355
9/19	$1,961,001	$1,672,655	$1,874,588
10/19	$1,957,598	$1,708,885	$1,927,436
11/19	$2,021,878	$1,770,915	$2,012,943
12/19	$2,066,815	$1,824,365	$2,073,675
1/20	$2,097,829	$1,823,650	$2,120,033
2/20	$1,970,980	$1,673,528	$1,975,655
3/20	$1,786,455	$1,466,826	$1,781,299
4/20	$2,013,606	$1,654,864	$2,044,879
5/20	$2,145,938	$1,733,682	$2,182,161
6/20	$2,147,884	$1,768,160	$2,277,183
7/20	$2,273,085	$1,867,858	$2,452,387
8/20	$2,391,231	$2,002,121	$2,705,454
9/20	$2,364,384	$1,926,047	$2,578,163
10/20	$2,298,683	$1,874,826	$2,490,604
11/20	$2,522,574	$2,080,052	$2,745,621
12/20	$2,574,832	$2,160,026	$2,871,895
1/21	$2,479,301	$2,138,219	$2,850,647
2/21	$2,535,886	$2,197,180	$2,849,987
3/21	$2,635,998	$2,293,407	$2,898,950
4/21	$2,816,973	$2,415,803	$3,096,191
5/21	$2,807,012	$2,432,676	$3,053,367
6/21	$2,891,660	$2,489,466	$3,244,928
7/21	$3,055,100	$2,548,603	$3,351,869
8/21	$3,134,253	$2,626,095	$3,477,191
9/21	$2,983,173	$2,503,956	$3,282,449
10/21	$3,181,219	$2,679,388	$3,566,759
11/21	$3,156,258	$2,660,823	$3,588,567
12/21	$3,327,435	$2,780,070	$3,664,439
1/22	$3,050,488	$2,636,210	$3,349,938
2/22	$2,877,735	$2,557,278	$3,207,655
3/22	$2,978,875	$2,652,229	$3,333,131
4/22	$2,788,814	$2,420,949	$2,930,616
5/22	$2,766,753	$2,425,391	$2,862,486
6/22	$2,607,576	$2,225,190	$2,635,745
7/22	$2,860,426	$2,430,362	$2,952,090
8/22	$2,721,274	$2,331,248	$2,814,570
9/22	$2,501,685	$2,116,543	$2,540,949
10/22	$2,669,686	$2,287,901	$2,689,464
11/22	$2,858,390	$2,415,758	$2,812,015
12/22	$2,749,472	$2,276,576	$2,596,736
1/23	$2,891,071	$2,419,622	$2,813,167
2/23	$2,762,408	$2,360,586	$2,779,757
3/23	$2,861,353	$2,447,253	$2,969,771
4/23	$2,900,511	$2,485,450	$2,999,071
5/23	$2,839,327	$2,496,254	$3,135,763
6/23	$3,008,197	$2,661,194	$3,350,204
7/23	$3,083,017	$2,746,685	$3,463,072
8/23	$3,065,536	$2,702,954	$3,431,977
9/23	$2,879,883	$2,574,083	$3,245,333
10/23	$2,803,665	$2,519,959	$3,199,128
11/23	$3,115,532	$2,750,095	$3,547,868
12/23	$3,250,692	$2,875,033	$3,704,974
1/24	$3,258,869	$2,923,346	$3,797,382
2/24	$3,403,557	$3,079,440	$4,056,467
3/24	$3,433,775	$3,178,520	$4,127,878
4/24	$3,284,109	$3,048,694	$3,952,790
5/24	$3,379,383	$3,199,863	$4,189,425
6/24	$3,430,931	$3,314,681	$4,471,925
7/24	$3,539,714	$3,355,028	$4,395,855
8/24	$3,606,548	$3,436,410	$4,487,412
9/24	$3,647,484	$3,509,802	$4,614,542

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	26.66%	13.20%	13.80%
S&P 500®IndexFootnote Reference1	36.35%	15.96%	13.37%
Russell 1000® Growth Index	42.19%	19.72%	16.51%

AssetsNet	$ 6,919,418,297
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 28,515,512
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$6,919,418,297
# of Portfolio Holdings	73
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$28,515,512

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Venture Capital	0.2%
Short-Term Investments	2.8%
Consumer Staples	3.0%
Real Estate	4.0%
Communication Services	5.0%
Consumer Discretionary	6.9%
Materials	8.3%
Industrials	8.6%
Health Care	17.7%
Information Technology	19.3%
Financials	24.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Thermo Fisher Scientific, Inc.	4.8%
Danaher Corp.	4.8%
Mastercard, Inc., Class A	4.8%
Visa, Inc., Class A	4.6%
Microsoft Corp.	4.3%
Alphabet, Inc., Class C	4.1%
S&P Global, Inc.	4.0%
TJX Cos., Inc.	3.9%
Zoetis, Inc.	3.9%
Verisk Analytics, Inc.	3.3%
Total	42.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000195931
Shareholder Report [Line Items]
Fund Name	Calvert Equity Fund
Class Name	Class R6
Trading Symbol	CEYRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Equity Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$66	0.58%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index (the Index):

↓ Not owning NVIDIA Corp., a major microchip supplier, hurt returns as NVIDIA’s stock price surged on rising business interest in artificial intelligence ― AI

↓ Not owning Meta Platforms, Inc. ― Facebook’s parent ― hampered relative performance as Meta’s stock price rose on strong advertising revenue and user growth

↓ Not owning Broadcom, Inc., a semiconductor maker, hampered relative returns as Broadcom reported strong revenue and earnings growth boosted by the rise of AI

↓ An overweight position in Dollar General Corp., a discount store chain, detracted from relative returns due to financial challenges faced by low-end consumers

↑ Not owning Tesla, Inc. contributed to returns as the electric vehicle maker lowered prices on several models, thereby reducing its margins and cash flows

↑ Not owning Apple, Inc. helped returns as demand for Apple’s iPhone 16 proved sluggish given the technology company’s delayed and unclear AI business strategy

↑ Not owning health insurer UnitedHealth Group, Inc. aided returns as rising medical costs and increased cyber-related expenses hurt UnitedHealth’s business

↑ The Fund’s underweight exposure to Alphabet, Inc. ― Google’s parent company ― contributed to returns relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	S&P 500® Index	Russell 1000® Growth Index
9/14	$5,000,000	$5,000,000	$5,000,000
10/14	$5,139,344	$5,122,126	$5,131,758
11/14	$5,292,350	$5,259,884	$5,294,375
12/14	$5,302,017	$5,246,634	$5,239,217
1/15	$5,170,315	$5,089,134	$5,158,990
2/15	$5,525,512	$5,381,614	$5,502,864
3/15	$5,448,686	$5,296,507	$5,440,280
4/15	$5,448,686	$5,347,317	$5,467,525
5/15	$5,448,686	$5,416,080	$5,544,486
6/15	$5,448,686	$5,311,235	$5,446,811
7/15	$5,448,686	$5,422,512	$5,631,517
8/15	$5,448,686	$5,095,351	$5,289,522
9/15	$5,448,686	$4,969,274	$5,158,671
10/15	$5,448,686	$5,388,453	$5,602,862
11/15	$5,448,686	$5,404,477	$5,618,589
12/15	$5,448,686	$5,319,238	$5,536,137
1/16	$5,448,686	$5,055,275	$5,227,069
2/16	$5,448,686	$5,048,455	$5,224,839
3/16	$5,448,686	$5,390,933	$5,577,209
4/16	$5,448,686	$5,411,832	$5,526,280
5/16	$5,448,686	$5,509,018	$5,633,597
6/16	$5,448,686	$5,523,293	$5,611,471
7/16	$5,448,686	$5,726,930	$5,876,344
8/16	$5,448,686	$5,734,970	$5,847,148
9/16	$5,448,686	$5,736,055	$5,868,537
10/16	$5,448,686	$5,631,422	$5,730,726
11/16	$5,448,686	$5,839,981	$5,855,417
12/16	$5,448,686	$5,955,415	$5,927,901
1/17	$5,448,686	$6,068,368	$6,127,663
2/17	$5,448,686	$6,309,318	$6,382,180
3/17	$5,448,686	$6,316,678	$6,455,998
4/17	$5,448,686	$6,381,550	$6,603,648
5/17	$5,448,686	$6,471,356	$6,775,360
6/17	$5,448,686	$6,511,747	$6,757,510
7/17	$5,448,686	$6,645,646	$6,937,120
8/17	$5,448,686	$6,665,990	$7,064,286
9/17	$5,448,686	$6,803,497	$7,156,136
10/17	$5,624,045	$6,962,259	$7,433,416
11/17	$5,804,697	$7,175,790	$7,659,242
12/17	$5,833,243	$7,255,575	$7,718,870
1/18	$6,230,901	$7,670,986	$8,265,568
2/18	$6,065,198	$7,388,255	$8,048,837
3/18	$5,997,727	$7,200,496	$7,828,113
4/18	$5,996,682	$7,228,124	$7,855,461
5/18	$6,087,692	$7,402,192	$8,199,777
6/18	$6,176,499	$7,447,752	$8,278,728
7/18	$6,430,848	$7,724,910	$8,521,762
8/18	$6,621,404	$7,976,628	$8,987,701
9/18	$6,704,150	$8,022,031	$9,037,933
10/18	$6,402,188	$7,473,724	$8,229,699
11/18	$6,603,432	$7,626,026	$8,317,112
12/18	$6,147,025	$6,937,466	$7,602,027
1/19	$6,569,267	$7,493,405	$8,285,344
2/19	$6,941,735	$7,734,005	$8,581,792
3/19	$7,206,084	$7,884,290	$8,826,056
4/19	$7,462,935	$8,203,522	$9,224,816
5/19	$7,254,533	$7,682,204	$8,642,053
6/19	$7,723,543	$8,223,617	$9,235,560
7/19	$7,831,810	$8,341,807	$9,444,107
8/19	$8,005,822	$8,209,670	$9,371,777
9/19	$7,985,426	$8,363,277	$9,372,940
10/19	$7,972,927	$8,544,423	$9,637,179
11/19	$8,233,624	$8,854,576	$10,064,714
12/19	$8,417,964	$9,121,825	$10,368,377
1/20	$8,543,405	$9,118,249	$10,600,164
2/20	$8,028,210	$8,367,642	$9,878,274
3/20	$7,277,434	$7,334,131	$8,906,493
4/20	$8,201,783	$8,274,320	$10,224,397
5/20	$8,741,923	$8,668,410	$10,910,804
6/20	$8,749,849	$8,840,801	$11,385,915
7/20	$9,260,883	$9,339,290	$12,261,937
8/20	$9,743,201	$10,010,603	$13,527,272
9/20	$9,633,347	$9,630,234	$12,890,815
10/20	$9,366,557	$9,374,129	$12,453,019
11/20	$10,279,555	$10,400,259	$13,728,106
12/20	$10,492,262	$10,800,130	$14,359,477
1/21	$10,104,171	$10,691,094	$14,253,233
2/21	$10,334,805	$10,985,900	$14,249,934
3/21	$10,744,362	$11,467,035	$14,494,752
4/21	$11,480,983	$12,079,016	$15,480,955
5/21	$11,442,358	$12,163,381	$15,266,833
6/21	$11,789,453	$12,447,332	$16,224,640
7/21	$12,455,289	$12,743,017	$16,759,344
8/21	$12,778,681	$13,130,477	$17,385,957
9/21	$12,164,102	$12,519,782	$16,412,243
10/21	$12,971,911	$13,396,940	$17,833,797
11/21	$12,871,270	$13,304,113	$17,942,834
12/21	$13,569,802	$13,900,352	$18,322,196
1/22	$12,441,299	$13,181,050	$16,749,692
2/22	$11,737,546	$12,786,390	$16,038,274
3/22	$12,151,192	$13,261,143	$16,665,654
4/22	$11,375,259	$12,104,747	$14,653,081
5/22	$11,286,422	$12,126,954	$14,312,432
6/22	$10,638,192	$11,125,950	$13,178,725
7/22	$11,669,530	$12,151,812	$14,760,449
8/22	$11,101,808	$11,656,238	$14,072,849
9/22	$10,206,501	$10,582,715	$12,704,746
10/22	$10,893,597	$11,439,506	$13,447,319
11/22	$11,663,978	$12,078,791	$14,060,073
12/22	$11,220,699	$11,382,878	$12,983,680
1/23	$11,798,834	$12,098,109	$14,065,837
2/23	$11,273,647	$11,802,928	$13,898,787
3/23	$11,677,197	$12,236,263	$14,848,854
4/23	$11,838,903	$12,427,252	$14,995,354
5/23	$11,589,904	$12,481,269	$15,678,817
6/23	$12,279,660	$13,305,972	$16,751,022
7/23	$12,585,900	$13,733,426	$17,315,359
8/23	$12,515,780	$13,514,769	$17,159,887
9/23	$11,758,765	$12,870,413	$16,226,666
10/23	$11,446,801	$12,599,793	$15,995,638
11/23	$12,720,417	$13,750,474	$17,739,340
12/23	$13,274,171	$14,375,166	$18,524,872
1/24	$13,307,666	$14,616,731	$18,986,912
2/24	$13,900,380	$15,397,200	$20,282,333
3/24	$14,024,165	$15,892,598	$20,639,388
4/24	$13,413,976	$15,243,472	$19,763,952
5/24	$13,804,264	$15,999,315	$20,947,124
6/24	$14,015,428	$16,573,404	$22,359,623
7/24	$14,459,599	$16,775,142	$21,979,275
8/24	$14,734,840	$17,182,051	$22,437,058
9/24	$18,302,836	$17,549,010	$23,072,712

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	26.73%	13.28%	13.84%
S&P 500®IndexFootnote Reference2	36.35%	15.96%	13.37%
Russell 1000® Growth Index	42.19%	19.72%	16.51%

AssetsNet	$ 6,919,418,297
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 28,515,512
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$6,919,418,297
# of Portfolio Holdings	73
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$28,515,512

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Venture Capital	0.2%
Short-Term Investments	2.8%
Consumer Staples	3.0%
Real Estate	4.0%
Communication Services	5.0%
Consumer Discretionary	6.9%
Materials	8.3%
Industrials	8.6%
Health Care	17.7%
Information Technology	19.3%
Financials	24.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Thermo Fisher Scientific, Inc.	4.8%
Danaher Corp.	4.8%
Mastercard, Inc., Class A	4.8%
Visa, Inc., Class A	4.6%
Microsoft Corp.	4.3%
Alphabet, Inc., Class C	4.1%
S&P Global, Inc.	4.0%
TJX Cos., Inc.	3.9%
Zoetis, Inc.	3.9%
Verisk Analytics, Inc.	3.3%
Total	42.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023774
Shareholder Report [Line Items]
Fund Name	Calvert Growth Allocation Fund
Class Name	Class A
Trading Symbol	CAAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Growth Allocation Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.44%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Growth Allocation Blended Benchmark (the Blended Index):

↓ The Fund’s higher-than-Blended Index allocation to equities detracted from performance relative to the Blended Index during the period

↓ The Fund’s equity selections ― particularly allocations to Calvert Equity Fund and Calvert Emerging Markets Advancement Fund ― detracted from returns relative to the Blended Index

↓ Among stock sizes, Fund allocations to small-cap and mid-cap companies detracted from returns relative to the Blended Index during the period

↓ Underweight allocations to investment-grade bonds and the Fund’s underweight duration detracted from performance relative to the Blended Index

↑ Allocations among fixed-income assets ― especially the selection of Calvert Bond Fund ― contributed to returns relative to the Blended Index

↑ Among asset classes, overweight allocations to high yield corporate bonds and bank loans aided Fund performance relative to the Blended Index during the period

↑ The Fund’s use of derivatives contributed to returns relative to the Blended Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Russell 3000® Index	Growth Allocation Blended Benchmark
9/14	$9,475	$10,000	$10,000
10/14	$9,736	$10,275	$10,140
11/14	$9,915	$10,524	$10,312
12/14	$9,814	$10,524	$10,211
1/15	$9,652	$10,231	$10,056
2/15	$10,228	$10,824	$10,558
3/15	$10,154	$10,713	$10,449
4/15	$10,282	$10,762	$10,636
5/15	$10,371	$10,911	$10,681
6/15	$10,257	$10,728	$10,475
7/15	$10,351	$10,908	$10,572
8/15	$9,755	$10,249	$9,954
9/15	$9,514	$9,951	$9,655
10/15	$10,085	$10,736	$10,322
11/15	$10,041	$10,796	$10,296
12/15	$9,795	$10,574	$10,116
1/16	$9,291	$9,978	$9,577
2/16	$9,234	$9,975	$9,555
3/16	$9,824	$10,677	$10,203
4/16	$9,863	$10,743	$10,326
5/16	$9,971	$10,935	$10,389
6/16	$9,829	$10,958	$10,366
7/16	$10,187	$11,393	$10,776
8/16	$10,232	$11,422	$10,808
9/16	$10,277	$11,440	$10,863
10/16	$10,096	$11,192	$10,662
11/16	$10,351	$11,693	$10,846
12/16	$10,535	$11,921	$11,056
1/17	$10,726	$12,145	$11,301
2/17	$11,000	$12,597	$11,620
3/17	$11,126	$12,606	$11,710
4/17	$11,322	$12,739	$11,873
5/17	$11,537	$12,870	$12,068
6/17	$11,597	$12,986	$12,144
7/17	$11,823	$13,231	$12,420
8/17	$11,853	$13,256	$12,468
9/17	$12,086	$13,579	$12,716
10/17	$12,277	$13,876	$12,955
11/17	$12,545	$14,297	$13,224
12/17	$12,670	$14,440	$13,403
1/18	$13,261	$15,201	$14,032
2/18	$12,821	$14,641	$13,514
3/18	$12,682	$14,347	$13,292
4/18	$12,645	$14,402	$13,374
5/18	$12,752	$14,808	$13,525
6/18	$12,689	$14,905	$13,495
7/18	$13,041	$15,400	$13,851
8/18	$13,312	$15,940	$14,072
9/18	$13,318	$15,967	$14,086
10/18	$12,343	$14,791	$13,099
11/18	$12,619	$15,087	$13,298
12/18	$11,689	$13,683	$12,394
1/19	$12,574	$14,858	$13,328
2/19	$12,969	$15,380	$13,687
3/19	$13,103	$15,605	$13,855
4/19	$13,586	$16,228	$14,295
5/19	$12,828	$15,178	$13,536
6/19	$13,633	$16,244	$14,360
7/19	$13,720	$16,485	$14,442
8/19	$13,425	$16,149	$14,170
9/19	$13,660	$16,433	$14,420
10/19	$13,981	$16,786	$14,765
11/19	$14,417	$17,424	$15,145
12/19	$14,883	$17,928	$15,607
1/20	$14,731	$17,908	$15,498
2/20	$13,669	$16,442	$14,389
3/20	$11,837	$14,181	$12,541
4/20	$13,107	$16,059	$13,866
5/20	$13,801	$16,918	$14,469
6/20	$14,148	$17,304	$14,865
7/20	$14,856	$18,287	$15,596
8/20	$15,661	$19,612	$16,476
9/20	$15,369	$18,898	$16,001
10/20	$15,175	$18,490	$15,680
11/20	$16,834	$20,739	$17,475
12/20	$17,644	$21,672	$18,244
1/21	$17,565	$21,576	$18,191
2/21	$18,031	$22,250	$18,626
3/21	$18,483	$23,048	$19,080
4/21	$19,222	$24,236	$19,866
5/21	$19,473	$24,346	$20,107
6/21	$19,544	$24,947	$20,380
7/21	$19,759	$25,369	$20,530
8/21	$20,218	$26,092	$20,998
9/21	$19,415	$24,921	$20,215
10/21	$20,312	$26,607	$21,172
11/21	$19,795	$26,202	$20,695
12/21	$20,538	$27,234	$21,436
1/22	$19,440	$25,631	$20,372
2/22	$18,980	$24,986	$19,926
3/22	$19,009	$25,796	$20,275
4/22	$17,681	$23,481	$18,723
5/22	$17,666	$23,450	$18,747
6/22	$16,331	$21,488	$17,273
7/22	$17,496	$23,504	$18,483
8/22	$16,776	$22,627	$17,843
9/22	$15,344	$20,528	$16,230
10/22	$16,249	$22,212	$17,155
11/22	$17,481	$23,371	$18,346
12/22	$16,780	$22,003	$17,659
1/23	$17,962	$23,518	$18,866
2/23	$17,466	$22,968	$18,362
3/23	$17,665	$23,583	$18,821
4/23	$17,810	$23,834	$19,049
5/23	$17,504	$23,927	$18,871
6/23	$18,366	$25,560	$19,884
7/23	$18,877	$26,477	$20,561
8/23	$18,305	$25,966	$20,045
9/23	$17,466	$24,729	$19,227
10/23	$16,871	$24,073	$18,641
11/23	$18,321	$26,318	$20,277
12/23	$19,321	$27,714	$21,316
1/24	$19,233	$28,021	$21,382
2/24	$19,958	$29,538	$22,195
3/24	$20,555	$30,491	$22,851
4/24	$19,830	$29,149	$22,070
5/24	$20,516	$30,526	$22,929
6/24	$20,747	$31,471	$23,360
7/24	$21,336	$32,056	$23,852
8/24	$21,830	$32,754	$24,392
9/24	$22,206	$33,432	$24,928

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	27.17%	10.20%	8.88%
Class A with 5.25% Maximum Sales Charge	20.49%	9.02%	8.30%
Russell 3000® Index	35.19%	15.25%	12.82%
Growth Allocation Blended BenchmarkFootnote Reference1	29.65%	11.55%	9.56%

AssetsNet	$ 359,362,298
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$359,362,298
# of Portfolio Holdings	18
Portfolio Turnover Rate	23%
Total Advisory Fees PaidFootnote Reference*	$0
Footnote	Description
Footnote*	Fund does not pay an advisory fee directly; the underlying funds in which the Fund invests do.

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	0.7%
Income Funds	8.7%
International and Global Equity Funds	30.6%
Domestic Equity Funds	60.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Calvert US Large-Cap Core Responsible Index Fund, Class R6	19.6%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	9.7%
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	9.5%
Calvert International Equity Fund, Class R6	8.6%
Calvert International Responsible Index Fund, Class R6	8.3%
Calvert Equity Fund, Class R6	7.9%
Calvert Focused Value Fund, Class R6	6.3%
Calvert Emerging Markets Advancement Fund, Class I	6.2%
Calvert International Opportunities Fund, Class R6	4.8%
Calvert Core Bond Fund, Class I	4.0%
Total	84.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023775
Shareholder Report [Line Items]
Fund Name	Calvert Growth Allocation Fund
Class Name	Class C
Trading Symbol	CAACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Growth Allocation Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$135	1.19%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Growth Allocation Blended Benchmark (the Blended Index):

↓ The Fund’s higher-than-Blended Index allocation to equities detracted from performance relative to the Blended Index during the period

↓ The Fund’s equity selections ― particularly allocations to Calvert Equity Fund and Calvert Emerging Markets Advancement Fund ― detracted from returns relative to the Blended Index

↓ Among stock sizes, Fund allocations to small-cap and mid-cap companies detracted from returns relative to the Blended Index during the period

↓ Underweight allocations to investment-grade bonds and the Fund’s underweight duration detracted from performance relative to the Blended Index

↑ Allocations among fixed-income assets ― especially the selection of Calvert Bond Fund ― contributed to returns relative to the Blended Index

↑ Among asset classes, overweight allocations to high yield corporate bonds and bank loans aided Fund performance relative to the Blended Index during the period

↑ The Fund’s use of derivatives contributed to returns relative to the Blended Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Russell 3000® Index	Growth Allocation Blended Benchmark
9/14	$10,000	$10,000	$10,000
10/14	$10,267	$10,275	$10,140
11/14	$10,443	$10,524	$10,312
12/14	$10,326	$10,524	$10,211
1/15	$10,147	$10,231	$10,056
2/15	$10,747	$10,824	$10,558
3/15	$10,655	$10,713	$10,449
4/15	$10,782	$10,762	$10,636
5/15	$10,868	$10,911	$10,681
6/15	$10,736	$10,728	$10,475
7/15	$10,828	$10,908	$10,572
8/15	$10,194	$10,249	$9,954
9/15	$9,928	$9,951	$9,655
10/15	$10,511	$10,736	$10,322
11/15	$10,459	$10,796	$10,296
12/15	$10,193	$10,574	$10,116
1/16	$9,657	$9,978	$9,577
2/16	$9,590	$9,975	$9,555
3/16	$10,200	$10,677	$10,203
4/16	$10,234	$10,743	$10,326
5/16	$10,341	$10,935	$10,389
6/16	$10,187	$10,958	$10,366
7/16	$10,549	$11,393	$10,776
8/16	$10,589	$11,422	$10,808
9/16	$10,629	$11,440	$10,863
10/16	$10,435	$11,192	$10,662
11/16	$10,696	$11,693	$10,846
12/16	$10,875	$11,921	$11,056
1/17	$11,066	$12,145	$11,301
2/17	$11,343	$12,597	$11,620
3/17	$11,463	$12,606	$11,710
4/17	$11,662	$12,739	$11,873
5/17	$11,875	$12,870	$12,068
6/17	$11,931	$12,986	$12,144
7/17	$12,158	$13,231	$12,420
8/17	$12,179	$13,256	$12,468
9/17	$12,406	$13,579	$12,716
10/17	$12,598	$13,876	$12,955
11/17	$12,860	$14,297	$13,224
12/17	$12,987	$14,440	$13,403
1/18	$13,579	$15,201	$14,032
2/18	$13,122	$14,641	$13,514
3/18	$12,972	$14,347	$13,292
4/18	$12,926	$14,402	$13,374
5/18	$13,032	$14,808	$13,525
6/18	$12,949	$14,905	$13,495
7/18	$13,301	$15,400	$13,851
8/18	$13,571	$15,940	$14,072
9/18	$13,571	$15,967	$14,086
10/18	$12,567	$14,791	$13,099
11/18	$12,844	$15,087	$13,298
12/18	$11,886	$13,683	$12,394
1/19	$12,783	$14,858	$13,328
2/19	$13,175	$15,380	$13,687
3/19	$13,303	$15,605	$13,855
4/19	$13,783	$16,228	$14,295
5/19	$13,007	$15,178	$13,536
6/19	$13,815	$16,244	$14,360
7/19	$13,895	$16,485	$14,442
8/19	$13,591	$16,149	$14,170
9/19	$13,815	$16,433	$14,420
10/19	$14,127	$16,786	$14,765
11/19	$14,567	$17,424	$15,145
12/19	$15,022	$17,928	$15,607
1/20	$14,856	$17,908	$15,498
2/20	$13,788	$16,442	$14,389
3/20	$11,933	$14,181	$12,541
4/20	$13,200	$16,059	$13,866
5/20	$13,887	$16,918	$14,469
6/20	$14,227	$17,304	$14,865
7/20	$14,930	$18,287	$15,596
8/20	$15,734	$19,612	$16,476
9/20	$15,427	$18,898	$16,001
10/20	$15,229	$18,490	$15,680
11/20	$16,876	$20,739	$17,475
12/20	$17,683	$21,672	$18,244
1/21	$17,580	$21,576	$18,191
2/21	$18,042	$22,250	$18,626
3/21	$18,479	$23,048	$19,080
4/21	$19,214	$24,236	$19,866
5/21	$19,454	$24,346	$20,107
6/21	$19,505	$24,947	$20,380
7/21	$19,710	$25,369	$20,530
8/21	$20,155	$26,092	$20,998
9/21	$19,343	$24,921	$20,215
10/21	$20,224	$26,607	$21,172
11/21	$19,693	$26,202	$20,695
12/21	$20,424	$27,234	$21,436
1/22	$19,317	$25,631	$20,372
2/22	$18,848	$24,986	$19,926
3/22	$18,866	$25,796	$20,275
4/22	$17,539	$23,481	$18,723
5/22	$17,512	$23,450	$18,747
6/22	$16,185	$21,488	$17,273
7/22	$17,326	$23,504	$18,483
8/22	$16,601	$22,627	$17,843
9/22	$15,176	$20,528	$16,230
10/22	$16,061	$22,212	$17,155
11/22	$17,264	$23,371	$18,346
12/22	$16,561	$22,003	$17,659
1/23	$17,724	$23,518	$18,866
2/23	$17,215	$22,968	$18,362
3/23	$17,406	$23,583	$18,821
4/23	$17,533	$23,834	$19,049
5/23	$17,224	$23,927	$18,871
6/23	$18,060	$25,560	$19,884
7/23	$18,551	$26,477	$20,561
8/23	$17,978	$25,966	$20,045
9/23	$17,142	$24,729	$19,227
10/23	$16,552	$24,073	$18,641
11/23	$17,960	$26,318	$20,277
12/23	$18,925	$27,714	$21,316
1/24	$18,830	$28,021	$21,382
2/24	$19,534	$29,538	$22,195
3/24	$20,095	$30,491	$22,851
4/24	$19,381	$29,149	$22,070
5/24	$20,038	$30,526	$22,929
6/24	$20,256	$31,471	$23,360
7/24	$20,817	$32,056	$23,852
8/24	$21,274	$32,754	$24,392
9/24	$21,970	$33,432	$24,928

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C	26.26%	9.39%	8.18%
Class C with 1% Maximum Deferred Sales Charge	25.26%	9.39%	8.18%
Russell 3000® Index	35.19%	15.25%	12.82%
Growth Allocation Blended BenchmarkFootnote Reference1	29.65%	11.55%	9.56%

AssetsNet	$ 359,362,298
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$359,362,298
# of Portfolio Holdings	18
Portfolio Turnover Rate	23%
Total Advisory Fees PaidFootnote Reference*	$0
Footnote	Description
Footnote*	Fund does not pay an advisory fee directly; the underlying funds in which the Fund invests do.

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	0.7%
Income Funds	8.7%
International and Global Equity Funds	30.6%
Domestic Equity Funds	60.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Calvert US Large-Cap Core Responsible Index Fund, Class R6	19.6%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	9.7%
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	9.5%
Calvert International Equity Fund, Class R6	8.6%
Calvert International Responsible Index Fund, Class R6	8.3%
Calvert Equity Fund, Class R6	7.9%
Calvert Focused Value Fund, Class R6	6.3%
Calvert Emerging Markets Advancement Fund, Class I	6.2%
Calvert International Opportunities Fund, Class R6	4.8%
Calvert Core Bond Fund, Class I	4.0%
Total	84.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000099328
Shareholder Report [Line Items]
Fund Name	Calvert Growth Allocation Fund
Class Name	Class I
Trading Symbol	CAGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Growth Allocation Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$22	0.19%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Growth Allocation Blended Benchmark (the Blended Index):

↓ The Fund’s higher-than-Blended Index allocation to equities detracted from performance relative to the Blended Index during the period

↓ The Fund’s equity selections ― particularly allocations to Calvert Equity Fund and Calvert Emerging Markets Advancement Fund ― detracted from returns relative to the Blended Index

↓ Among stock sizes, Fund allocations to small-cap and mid-cap companies detracted from returns relative to the Blended Index during the period

↓ Underweight allocations to investment-grade bonds and the Fund’s underweight duration detracted from performance relative to the Blended Index

↑ Allocations among fixed-income assets ― especially the selection of Calvert Bond Fund ― contributed to returns relative to the Blended Index

↑ Among asset classes, overweight allocations to high yield corporate bonds and bank loans aided Fund performance relative to the Blended Index during the period

↑ The Fund’s use of derivatives contributed to returns relative to the Blended Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Growth Allocation Blended Benchmark
9/14	$1,000,000	$1,000,000	$1,000,000
10/14	$1,027,565	$1,027,513	$1,013,997
11/14	$1,046,428	$1,052,414	$1,031,221
12/14	$1,035,779	$1,052,402	$1,021,080
1/15	$1,018,636	$1,023,112	$1,005,630
2/15	$1,079,434	$1,082,351	$1,055,792
3/15	$1,071,630	$1,071,348	$1,044,940
4/15	$1,085,151	$1,076,194	$1,063,610
5/15	$1,094,512	$1,091,079	$1,068,077
6/15	$1,082,550	$1,072,825	$1,047,503
7/15	$1,092,432	$1,090,768	$1,057,183
8/15	$1,029,553	$1,024,919	$995,363
9/15	$1,004,096	$995,053	$965,499
10/15	$1,064,386	$1,073,648	$1,032,239
11/15	$1,059,706	$1,079,600	$1,029,565
12/15	$1,033,812	$1,057,440	$1,011,567
1/16	$980,537	$997,774	$957,707
2/16	$974,550	$997,453	$955,497
3/16	$1,036,805	$1,067,679	$1,020,259
4/16	$1,041,001	$1,074,296	$1,032,568
5/16	$1,052,369	$1,093,516	$1,038,889
6/16	$1,038,005	$1,095,764	$1,036,650
7/16	$1,075,716	$1,139,252	$1,077,640
8/16	$1,080,499	$1,142,158	$1,080,814
9/16	$1,085,893	$1,143,953	$1,086,327
10/16	$1,066,741	$1,119,203	$1,066,160
11/16	$1,094,882	$1,169,290	$1,084,574
12/16	$1,114,074	$1,192,107	$1,105,551
1/17	$1,134,854	$1,214,544	$1,130,135
2/17	$1,163,826	$1,259,715	$1,162,009
3/17	$1,177,691	$1,260,572	$1,171,034
4/17	$1,199,105	$1,273,934	$1,187,326
5/17	$1,221,777	$1,286,971	$1,206,823
6/17	$1,228,695	$1,298,586	$1,214,417
7/17	$1,253,262	$1,323,070	$1,242,027
8/17	$1,256,405	$1,325,620	$1,246,823
9/17	$1,281,588	$1,357,949	$1,271,573
10/17	$1,302,369	$1,387,582	$1,295,465
11/17	$1,330,711	$1,429,716	$1,322,433
12/17	$1,344,438	$1,444,006	$1,340,314
1/18	$1,407,772	$1,520,120	$1,403,175
2/18	$1,361,766	$1,464,089	$1,351,435
3/18	$1,347,112	$1,434,699	$1,329,244
4/18	$1,343,767	$1,440,152	$1,337,399
5/18	$1,355,094	$1,480,808	$1,352,492
6/18	$1,348,417	$1,490,492	$1,349,514
7/18	$1,386,423	$1,539,955	$1,385,121
8/18	$1,415,754	$1,594,035	$1,407,154
9/18	$1,417,087	$1,596,674	$1,408,560
10/18	$1,313,114	$1,479,106	$1,309,908
11/18	$1,343,765	$1,508,731	$1,329,777
12/18	$1,244,619	$1,368,314	$1,239,407
1/19	$1,339,275	$1,485,762	$1,332,787
2/19	$1,381,262	$1,538,015	$1,368,724
3/19	$1,396,210	$1,560,473	$1,385,543
4/19	$1,448,148	$1,622,785	$1,429,514
5/19	$1,367,733	$1,517,772	$1,353,649
6/19	$1,453,124	$1,624,375	$1,435,966
7/19	$1,463,098	$1,648,522	$1,444,186
8/19	$1,432,495	$1,614,916	$1,417,003
9/19	$1,457,399	$1,643,259	$1,442,028
10/19	$1,491,553	$1,678,633	$1,476,503
11/19	$1,539,233	$1,742,441	$1,514,478
12/19	$1,588,708	$1,792,752	$1,560,651
1/20	$1,572,453	$1,790,794	$1,549,780
2/20	$1,460,229	$1,644,176	$1,438,887
3/20	$1,264,594	$1,418,072	$1,254,088
4/20	$1,400,426	$1,605,882	$1,386,627
5/20	$1,474,993	$1,691,762	$1,446,881
6/20	$1,511,903	$1,730,439	$1,486,545
7/20	$1,587,937	$1,828,699	$1,559,605
8/20	$1,675,048	$1,961,178	$1,647,553
9/20	$1,644,032	$1,889,770	$1,600,085
10/20	$1,623,345	$1,848,982	$1,568,013
11/20	$1,801,248	$2,073,917	$1,747,517
12/20	$1,888,413	$2,167,218	$1,824,383
1/21	$1,880,011	$2,157,579	$1,819,104
2/21	$1,930,473	$2,225,019	$1,862,610
3/21	$1,979,406	$2,304,770	$1,907,987
4/21	$2,058,921	$2,423,579	$1,986,649
5/21	$2,086,428	$2,434,642	$2,010,713
6/21	$2,094,047	$2,494,678	$2,037,993
7/21	$2,117,002	$2,536,865	$2,053,023
8/21	$2,166,696	$2,609,210	$2,099,837
9/21	$2,081,833	$2,492,141	$2,021,468
10/21	$2,178,164	$2,660,670	$2,117,177
11/21	$2,123,118	$2,620,172	$2,069,454
12/21	$2,203,397	$2,723,350	$2,143,562
1/22	$2,086,094	$2,563,119	$2,037,184
2/22	$2,036,953	$2,498,556	$1,992,619
3/22	$2,040,916	$2,579,600	$2,027,545
4/22	$1,899,043	$2,348,101	$1,872,329
5/22	$1,897,457	$2,344,952	$1,874,746
6/22	$1,754,791	$2,148,777	$1,727,341
7/22	$1,880,021	$2,350,370	$1,848,251
8/22	$1,803,139	$2,262,656	$1,784,281
9/22	$1,648,585	$2,052,842	$1,623,005
10/22	$1,746,866	$2,221,188	$1,715,490
11/22	$1,880,021	$2,337,125	$1,834,634
12/22	$1,804,000	$2,200,278	$1,765,938
1/23	$1,932,215	$2,351,818	$1,886,638
2/23	$1,879,132	$2,296,849	$1,836,207
3/23	$1,901,182	$2,358,265	$1,882,084
4/23	$1,916,699	$2,383,391	$1,904,861
5/23	$1,884,849	$2,392,664	$1,887,133
6/23	$1,977,948	$2,556,048	$1,988,357
7/23	$2,032,664	$2,647,674	$2,056,064
8/23	$1,972,232	$2,596,564	$2,004,549
9/23	$1,881,582	$2,472,879	$1,922,664
10/23	$1,817,883	$2,407,326	$1,864,083
11/23	$1,974,682	$2,631,805	$2,027,671
12/23	$2,083,229	$2,771,401	$2,131,633
1/24	$2,073,826	$2,802,116	$2,138,230
2/24	$2,153,325	$2,953,796	$2,219,545
3/24	$2,217,438	$3,049,077	$2,285,123
4/24	$2,139,648	$2,914,913	$2,207,034
5/24	$2,214,018	$3,052,634	$2,292,871
6/24	$2,239,663	$3,147,135	$2,336,039
7/24	$2,303,776	$3,205,637	$2,385,238
8/24	$2,356,776	$3,275,420	$2,439,182
9/24	$2,399,487	$3,343,175	$2,492,751

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	27.53%	10.48%	9.14%
Russell 3000® Index	35.19%	15.25%	12.82%
Growth Allocation Blended BenchmarkFootnote Reference2	29.65%	11.55%	9.56%

AssetsNet	$ 359,362,298
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$359,362,298
# of Portfolio Holdings	18
Portfolio Turnover Rate	23%
Total Advisory Fees PaidFootnote Reference*	$0
Footnote	Description
Footnote*	Fund does not pay an advisory fee directly; the underlying funds in which the Fund invests do.

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	0.7%
Income Funds	8.7%
International and Global Equity Funds	30.6%
Domestic Equity Funds	60.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Calvert US Large-Cap Core Responsible Index Fund, Class R6	19.6%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	9.7%
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	9.5%
Calvert International Equity Fund, Class R6	8.6%
Calvert International Responsible Index Fund, Class R6	8.3%
Calvert Equity Fund, Class R6	7.9%
Calvert Focused Value Fund, Class R6	6.3%
Calvert Emerging Markets Advancement Fund, Class I	6.2%
Calvert International Opportunities Fund, Class R6	4.8%
Calvert Core Bond Fund, Class I	4.0%
Total	84.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000235280
Shareholder Report [Line Items]
Fund Name	Calvert Growth Allocation Fund
Class Name	Class R6
Trading Symbol	CGARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Growth Allocation Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$15	0.13%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Growth Allocation Blended Benchmark (the Blended Index):

↓ The Fund’s higher-than-Blended Index allocation to equities detracted from performance relative to the Blended Index during the period

↓ The Fund’s equity selections ― particularly allocations to Calvert Equity Fund and Calvert Emerging Markets Advancement Fund ― detracted from returns relative to the Blended Index

↓ Among stock sizes, Fund allocations to small-cap and mid-cap companies detracted from returns relative to the Blended Index during the period

↓ Underweight allocations to investment-grade bonds and the Fund’s underweight duration detracted from performance relative to the Blended Index

↑ Allocations among fixed-income assets ― especially the selection of Calvert Bond Fund ― contributed to returns relative to the Blended Index

↑ Among asset classes, overweight allocations to high yield corporate bonds and bank loans aided Fund performance relative to the Blended Index during the period

↑ The Fund’s use of derivatives contributed to returns relative to the Blended Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Growth Allocation Blended Benchmark
9/14	$5,000,000	$5,000,000	$5,000,000
10/14	$5,137,814	$5,137,566	$5,069,987
11/14	$5,232,108	$5,262,069	$5,156,104
12/14	$5,178,794	$5,262,010	$5,105,400
1/15	$5,093,043	$5,115,560	$5,028,151
2/15	$5,397,067	$5,411,756	$5,278,962
3/15	$5,358,089	$5,356,740	$5,224,700
4/15	$5,425,650	$5,380,970	$5,318,052
5/15	$5,472,423	$5,455,396	$5,340,386
6/15	$5,412,658	$5,364,125	$5,237,516
7/15	$5,462,029	$5,453,842	$5,285,914
8/15	$5,147,612	$5,124,596	$4,976,814
9/15	$5,020,286	$4,975,266	$4,827,497
10/15	$5,321,711	$5,368,239	$5,161,196
11/15	$5,298,324	$5,397,998	$5,147,824
12/15	$5,168,781	$5,287,202	$5,057,834
1/16	$4,902,411	$4,988,870	$4,788,536
2/16	$4,872,482	$4,987,263	$4,777,485
3/16	$5,183,746	$5,338,397	$5,101,293
4/16	$5,204,697	$5,371,482	$5,162,841
5/16	$5,261,562	$5,467,580	$5,194,444
6/16	$5,189,732	$5,478,822	$5,183,250
7/16	$5,378,286	$5,696,260	$5,388,198
8/16	$5,402,230	$5,710,790	$5,404,072
9/16	$5,429,166	$5,719,767	$5,431,637
10/16	$5,333,392	$5,596,017	$5,330,798
11/16	$5,474,060	$5,846,451	$5,422,871
12/16	$5,569,972	$5,960,533	$5,527,754
1/17	$5,673,877	$6,072,722	$5,650,675
2/17	$5,818,716	$6,298,576	$5,810,044
3/17	$5,887,986	$6,302,861	$5,855,170
4/17	$5,995,040	$6,369,670	$5,936,630
5/17	$6,108,392	$6,434,857	$6,034,116
6/17	$6,143,027	$6,492,928	$6,072,083
7/17	$6,265,825	$6,615,352	$6,210,135
8/17	$6,281,568	$6,628,098	$6,234,117
9/17	$6,407,514	$6,789,743	$6,357,867
10/17	$6,511,420	$6,937,910	$6,477,324
11/17	$6,653,109	$7,148,580	$6,612,164
12/17	$6,721,791	$7,220,030	$6,701,568
1/18	$7,038,386	$7,600,601	$7,015,877
2/18	$6,808,438	$7,320,446	$6,757,177
3/18	$6,735,122	$7,173,495	$6,646,218
4/18	$6,718,459	$7,200,759	$6,686,996
5/18	$6,775,113	$7,404,039	$6,762,462
6/18	$6,741,787	$7,452,460	$6,747,569
7/18	$6,931,743	$7,699,777	$6,925,605
8/18	$7,078,376	$7,970,176	$7,035,771
9/18	$7,085,042	$7,983,369	$7,042,801
10/18	$6,565,161	$7,395,532	$6,549,541
11/18	$6,718,459	$7,543,654	$6,648,887
12/18	$6,222,803	$6,841,571	$6,197,037
1/19	$6,696,006	$7,428,810	$6,663,936
2/19	$6,905,924	$7,690,075	$6,843,620
3/19	$6,980,640	$7,802,364	$6,927,713
4/19	$7,240,368	$8,113,927	$7,147,570
5/19	$6,838,323	$7,588,860	$6,768,247
6/19	$7,265,274	$8,121,876	$7,179,828
7/19	$7,315,084	$8,242,608	$7,220,928
8/19	$7,162,094	$8,074,580	$7,085,017
9/19	$7,286,621	$8,216,296	$7,210,142
10/19	$7,457,401	$8,393,167	$7,382,517
11/19	$7,695,782	$8,712,206	$7,572,390
12/19	$7,943,148	$8,963,761	$7,803,257
1/20	$7,861,945	$8,953,970	$7,748,901
2/20	$7,300,905	$8,220,879	$7,194,434
3/20	$6,322,775	$7,090,362	$6,270,439
4/20	$7,001,929	$8,029,411	$6,933,136
5/20	$7,374,726	$8,458,811	$7,234,403
6/20	$7,559,278	$8,652,195	$7,432,723
7/20	$7,939,457	$9,143,496	$7,798,027
8/20	$8,375,001	$9,805,891	$8,237,763
9/20	$8,219,977	$9,448,848	$8,000,424
10/20	$8,116,628	$9,244,912	$7,840,065
11/20	$9,006,172	$10,369,585	$8,737,585
12/20	$9,441,907	$10,836,092	$9,121,916
1/21	$9,399,858	$10,787,894	$9,095,522
2/21	$9,652,152	$11,125,094	$9,313,052
3/21	$9,896,800	$11,523,849	$9,539,937
4/21	$10,294,354	$12,117,894	$9,933,245
5/21	$10,431,969	$12,173,212	$10,053,567
6/21	$10,470,195	$12,473,390	$10,189,964
7/21	$10,584,874	$12,684,323	$10,265,117
8/21	$10,833,346	$13,046,052	$10,499,184
9/21	$10,409,033	$12,460,703	$10,107,340
10/21	$10,890,685	$13,303,352	$10,585,887
11/21	$10,615,455	$13,100,858	$10,347,271
12/21	$11,016,845	$13,616,752	$10,717,810
1/22	$10,430,336	$12,815,595	$10,185,920
2/22	$10,180,674	$12,492,779	$9,963,093
3/22	$10,204,451	$12,897,998	$10,137,726
4/22	$9,495,093	$11,740,502	$9,361,647
5/22	$9,487,168	$11,724,761	$9,373,730
6/22	$8,773,847	$10,743,883	$8,636,703
7/22	$9,399,984	$11,751,852	$9,241,257
8/22	$9,015,583	$11,313,282	$8,921,405
9/22	$8,246,782	$10,264,211	$8,115,023
10/22	$8,738,181	$11,105,938	$8,577,448
11/22	$9,399,984	$11,685,626	$9,173,170
12/22	$9,025,447	$11,001,392	$8,829,690
1/23	$9,662,826	$11,759,088	$9,433,188
2/23	$9,397,251	$11,484,246	$9,181,035
3/23	$9,507,567	$11,791,325	$9,410,419
4/23	$9,585,196	$11,916,954	$9,524,306
5/23	$9,425,851	$11,963,320	$9,435,664
6/23	$9,891,628	$12,780,241	$9,941,787
7/23	$10,169,460	$13,238,371	$10,280,320
8/23	$9,863,028	$12,982,821	$10,022,746
9/23	$9,413,594	$12,364,394	$9,613,320
10/23	$9,094,905	$12,036,630	$9,320,416
11/23	$9,879,371	$13,159,025	$10,138,355
12/23	$10,421,113	$13,857,005	$10,658,166
1/24	$10,378,316	$14,010,578	$10,691,152
2/24	$10,772,050	$14,768,978	$11,097,727
3/24	$11,097,308	$15,245,387	$11,425,613
4/24	$10,707,854	$14,574,564	$11,035,168
5/24	$11,080,189	$15,263,169	$11,464,353
6/24	$11,208,581	$15,735,677	$11,680,195
7/24	$11,529,560	$16,028,187	$11,926,191
8/24	$11,799,182	$16,377,100	$12,195,911
9/24	$12,013,168	$16,715,874	$12,463,755

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	27.62%	10.50%	9.15%
Russell 3000® Index	35.19%	15.25%	12.82%
Growth Allocation Blended BenchmarkFootnote Reference2	29.65%	11.55%	9.56%

AssetsNet	$ 359,362,298
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$359,362,298
# of Portfolio Holdings	18
Portfolio Turnover Rate	23%
Total Advisory Fees PaidFootnote Reference*	$0
Footnote	Description
Footnote*	Fund does not pay an advisory fee directly; the underlying funds in which the Fund invests do.

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	0.7%
Income Funds	8.7%
International and Global Equity Funds	30.6%
Domestic Equity Funds	60.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Calvert US Large-Cap Core Responsible Index Fund, Class R6	19.6%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	9.7%
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	9.5%
Calvert International Equity Fund, Class R6	8.6%
Calvert International Responsible Index Fund, Class R6	8.3%
Calvert Equity Fund, Class R6	7.9%
Calvert Focused Value Fund, Class R6	6.3%
Calvert Emerging Markets Advancement Fund, Class I	6.2%
Calvert International Opportunities Fund, Class R6	4.8%
Calvert Core Bond Fund, Class I	4.0%
Total	84.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023772
Shareholder Report [Line Items]
Fund Name	Calvert Moderate Allocation Fund
Class Name	Class A
Trading Symbol	CMAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Moderate Allocation Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.41%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Moderate Allocation Blended Benchmark (the Blended Index):

↓ The Fund’s larger-than-Blended Index allocation to equity assets detracted from performance relative to the Blended Index during the period

↓ Equity selections ― especially allocations to Calvert Equity Fund and Calvert Emerging Markets Advancement Fund ― hurt returns relative to the Blended Index

↓ Within the equity market, allocations to small-cap and mid-cap stocks detracted from performance relative to the Blended Index during the period

↓ An underweight position in investment-grade bonds and the Fund’s underweight duration detracted from returns relative to the Blended Index during the period

↑ Fund management’s selections ― especially in fixed-income assets ― were the largest contributor to returns relative to the Blended Index during the period

↑ Fund management’s selection of Calvert Bond Fund was particularly helpful to returns relative to the Blended Index during the period

↑ An overweight position in high yield corporate bonds and bank loans aided returns relative to the Blended Index during the period

↑ The Fund’s use of derivatives contributed to performance relative to the Blended Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Russell 3000® Index	Moderate Allocation Blended Benchmark
9/14	$9,475	$10,000	$10,000
10/14	$9,705	$10,275	$10,135
11/14	$9,853	$10,524	$10,282
12/14	$9,786	$10,524	$10,218
1/15	$9,716	$10,231	$10,161
2/15	$10,136	$10,824	$10,501
3/15	$10,088	$10,713	$10,438
4/15	$10,159	$10,762	$10,554
5/15	$10,215	$10,911	$10,584
6/15	$10,096	$10,728	$10,406
7/15	$10,187	$10,908	$10,499
8/15	$9,731	$10,249	$10,054
9/15	$9,556	$9,951	$9,858
10/15	$9,982	$10,736	$10,351
11/15	$9,942	$10,796	$10,329
12/15	$9,752	$10,574	$10,188
1/16	$9,393	$9,978	$9,837
2/16	$9,348	$9,975	$9,842
3/16	$9,814	$10,677	$10,347
4/16	$9,871	$10,743	$10,445
5/16	$9,957	$10,935	$10,497
6/16	$9,880	$10,958	$10,537
7/16	$10,166	$11,393	$10,854
8/16	$10,206	$11,422	$10,873
9/16	$10,240	$11,440	$10,909
10/16	$10,102	$11,192	$10,739
11/16	$10,269	$11,693	$10,815
12/16	$10,408	$11,921	$10,969
1/17	$10,552	$12,145	$11,148
2/17	$10,761	$12,597	$11,400
3/17	$10,851	$12,606	$11,457
4/17	$10,994	$12,739	$11,595
5/17	$11,156	$12,870	$11,753
6/17	$11,204	$12,986	$11,804
7/17	$11,371	$13,231	$12,009
8/17	$11,401	$13,256	$12,071
9/17	$11,557	$13,579	$12,229
10/17	$11,694	$13,876	$12,398
11/17	$11,880	$14,297	$12,584
12/17	$11,977	$14,440	$12,720
1/18	$12,378	$15,201	$13,110
2/18	$12,065	$14,641	$12,728
3/18	$11,981	$14,347	$12,599
4/18	$11,949	$14,402	$12,627
5/18	$12,037	$14,808	$12,765
6/18	$11,997	$14,905	$12,746
7/18	$12,242	$15,400	$12,992
8/18	$12,449	$15,940	$13,177
9/18	$12,438	$15,967	$13,163
10/18	$11,796	$14,791	$12,470
11/18	$11,985	$15,087	$12,630
12/18	$11,362	$13,683	$12,064
1/19	$12,044	$14,858	$12,759
2/19	$12,329	$15,380	$13,008
3/19	$12,467	$15,605	$13,195
4/19	$12,792	$16,228	$13,501
5/19	$12,354	$15,178	$13,048
6/19	$12,897	$16,244	$13,669
7/19	$12,971	$16,485	$13,740
8/19	$12,858	$16,149	$13,655
9/19	$12,990	$16,433	$13,807
10/19	$13,196	$16,786	$14,053
11/19	$13,483	$17,424	$14,319
12/19	$13,770	$17,928	$14,628
1/20	$13,749	$17,908	$14,639
2/20	$13,134	$16,442	$13,955
3/20	$11,774	$14,181	$12,641
4/20	$12,696	$16,059	$13,679
5/20	$13,201	$16,918	$14,130
6/20	$13,484	$17,304	$14,430
7/20	$13,997	$18,287	$15,005
8/20	$14,517	$19,612	$15,589
9/20	$14,345	$18,898	$15,259
10/20	$14,220	$18,490	$15,019
11/20	$15,324	$20,739	$16,298
12/20	$15,858	$21,672	$16,819
1/21	$15,815	$21,576	$16,749
2/21	$16,067	$22,250	$16,974
3/21	$16,323	$23,048	$17,220
4/21	$16,799	$24,236	$17,776
5/21	$16,965	$24,346	$17,940
6/21	$17,044	$24,947	$18,160
7/21	$17,217	$25,369	$18,322
8/21	$17,485	$26,092	$18,617
9/21	$17,003	$24,921	$18,066
10/21	$17,516	$26,607	$18,696
11/21	$17,227	$26,202	$18,417
12/21	$17,663	$27,234	$18,879
1/22	$16,958	$25,631	$18,084
2/22	$16,655	$24,986	$17,740
3/22	$16,558	$25,796	$17,837
4/22	$15,648	$23,481	$16,654
5/22	$15,618	$23,450	$16,698
6/22	$14,707	$21,488	$15,679
7/22	$15,558	$23,504	$16,592
8/22	$15,033	$22,627	$16,046
9/22	$13,957	$20,528	$14,808
10/22	$14,468	$22,212	$15,377
11/22	$15,344	$23,371	$16,289
12/22	$14,900	$22,003	$15,814
1/23	$15,772	$23,518	$16,727
2/23	$15,386	$22,968	$16,287
3/23	$15,610	$23,583	$16,697
4/23	$15,718	$23,834	$16,869
5/23	$15,486	$23,927	$16,716
6/23	$16,015	$25,560	$17,354
7/23	$16,349	$26,477	$17,776
8/23	$15,968	$25,966	$17,429
9/23	$15,314	$24,729	$16,788
10/23	$14,861	$24,073	$16,349
11/23	$15,994	$26,318	$17,592
12/23	$16,817	$27,714	$18,431
1/24	$16,768	$28,021	$18,465
2/24	$17,172	$29,538	$18,909
3/24	$17,589	$30,491	$19,361
4/24	$17,018	$29,149	$18,739
5/24	$17,531	$30,526	$19,359
6/24	$17,734	$31,471	$19,684
7/24	$18,207	$32,056	$20,109
8/24	$18,597	$32,754	$20,516
9/24	$18,895	$33,432	$20,915

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	23.39%	7.78%	7.14%
Class A with 5.25% Maximum Sales Charge	16.89%	6.62%	6.56%
Russell 3000® Index	35.19%	15.25%	12.82%
Moderate Allocation Blended BenchmarkFootnote Reference1	24.59%	8.65%	7.65%

AssetsNet	$ 402,405,880
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$402,405,880
# of Portfolio Holdings	22
Portfolio Turnover Rate	19%
Total Advisory Fees PaidFootnote Reference*	$0
Footnote	Description
Footnote*	Fund does not pay an advisory fee directly; the underlying funds in which the Fund invests do.

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	0.2%
International and Global Equity Funds	20.8%
Income Funds	33.7%
Domestic Equity Funds	45.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Calvert US Large-Cap Core Responsible Index Fund, Class R6	14.3%
Calvert Bond Fund, Class R6	9.0%
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	7.3%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	7.2%
Calvert Ultra-Short Duration Income Fund, Class R6	6.5%
Calvert International Equity Fund, Class R6	6.2%
Calvert Focused Value Fund, Class R6	5.4%
Calvert International Responsible Index Fund, Class R6	5.1%
Calvert Equity Fund, Class R6	5.0%
Calvert Core Bond Fund, Class I	4.1%
Total	70.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023773
Shareholder Report [Line Items]
Fund Name	Calvert Moderate Allocation Fund
Class Name	Class C
Trading Symbol	CMACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Moderate Allocation Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$129	1.16%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Moderate Allocation Blended Benchmark (the Blended Index):

↓ The Fund’s larger-than-Blended Index allocation to equity assets detracted from performance relative to the Blended Index during the period

↓ Equity selections ― especially allocations to Calvert Equity Fund and Calvert Emerging Markets Advancement Fund ― hurt returns relative to the Blended Index

↓ Within the equity market, allocations to small-cap and mid-cap stocks detracted from performance relative to the Blended Index during the period

↓ An underweight position in investment-grade bonds and the Fund’s underweight duration detracted from returns relative to the Blended Index during the period

↑ Fund management’s selections ― especially in fixed-income assets ― were the largest contributor to returns relative to the Blended Index during the period

↑ Fund management’s selection of Calvert Bond Fund was particularly helpful to returns relative to the Blended Index during the period

↑ An overweight position in high yield corporate bonds and bank loans aided returns relative to the Blended Index during the period

↑ The Fund’s use of derivatives contributed to performance relative to the Blended Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Russell 3000® Index	Moderate Allocation Blended Benchmark
9/14	$10,000	$10,000	$10,000
10/14	$10,240	$10,275	$10,135
11/14	$10,391	$10,524	$10,282
12/14	$10,312	$10,524	$10,218
1/15	$10,230	$10,231	$10,161
2/15	$10,665	$10,824	$10,501
3/15	$10,610	$10,713	$10,438
4/15	$10,682	$10,762	$10,554
5/15	$10,731	$10,911	$10,584
6/15	$10,599	$10,728	$10,406
7/15	$10,687	$10,908	$10,499
8/15	$10,197	$10,249	$10,054
9/15	$10,009	$9,951	$9,858
10/15	$10,450	$10,736	$10,351
11/15	$10,406	$10,796	$10,329
12/15	$10,199	$10,574	$10,188
1/16	$9,815	$9,978	$9,837
2/16	$9,759	$9,975	$9,842
3/16	$10,242	$10,677	$10,347
4/16	$10,292	$10,743	$10,445
5/16	$10,379	$10,935	$10,497
6/16	$10,292	$10,958	$10,537
7/16	$10,584	$11,393	$10,854
8/16	$10,622	$11,422	$10,873
9/16	$10,646	$11,440	$10,909
10/16	$10,503	$11,192	$10,739
11/16	$10,665	$11,693	$10,815
12/16	$10,803	$11,921	$10,969
1/17	$10,946	$12,145	$11,148
2/17	$11,160	$12,597	$11,400
3/17	$11,238	$12,606	$11,457
4/17	$11,387	$12,739	$11,595
5/17	$11,543	$12,870	$11,753
6/17	$11,589	$12,986	$11,804
7/17	$11,751	$13,231	$12,009
8/17	$11,771	$13,256	$12,071
9/17	$11,926	$13,579	$12,229
10/17	$12,063	$13,876	$12,398
11/17	$12,244	$14,297	$12,584
12/17	$12,343	$14,440	$12,720
1/18	$12,749	$15,201	$13,110
2/18	$12,411	$14,641	$12,728
3/18	$12,316	$14,347	$12,599
4/18	$12,275	$14,402	$12,627
5/18	$12,363	$14,808	$12,765
6/18	$12,310	$14,905	$12,746
7/18	$12,560	$15,400	$12,992
8/18	$12,763	$15,940	$13,177
9/18	$12,741	$15,967	$13,163
10/18	$12,079	$14,791	$12,470
11/18	$12,261	$15,087	$12,630
12/18	$11,616	$13,683	$12,064
1/19	$12,307	$14,858	$12,759
2/19	$12,592	$15,380	$13,008
3/19	$12,720	$15,605	$13,195
4/19	$13,041	$16,228	$13,501
5/19	$12,592	$15,178	$13,048
6/19	$13,137	$16,244	$13,669
7/19	$13,201	$16,485	$13,740
8/19	$13,080	$16,149	$13,655
9/19	$13,211	$16,433	$13,807
10/19	$13,410	$16,786	$14,053
11/19	$13,689	$17,424	$14,319
12/19	$13,971	$17,928	$14,628
1/20	$13,941	$17,908	$14,639
2/20	$13,312	$16,442	$13,955
3/20	$11,927	$14,181	$12,641
4/20	$12,852	$16,059	$13,679
5/20	$13,363	$16,918	$14,130
6/20	$13,630	$17,304	$14,430
7/20	$14,148	$18,287	$15,005
8/20	$14,667	$19,612	$15,589
9/20	$14,482	$18,898	$15,259
10/20	$14,341	$18,490	$15,019
11/20	$15,444	$20,739	$16,298
12/20	$15,976	$21,672	$16,819
1/21	$15,922	$21,576	$16,749
2/21	$16,168	$22,250	$16,974
3/21	$16,407	$23,048	$17,220
4/21	$16,876	$24,236	$17,776
5/21	$17,037	$24,346	$17,940
6/21	$17,099	$24,947	$18,160
7/21	$17,268	$25,369	$18,322
8/21	$17,530	$26,092	$18,617
9/21	$17,030	$24,921	$18,066
10/21	$17,537	$26,607	$18,696
11/21	$17,230	$26,202	$18,417
12/21	$17,660	$27,234	$18,879
1/22	$16,950	$25,631	$18,084
2/22	$16,636	$24,986	$17,740
3/22	$16,531	$25,796	$17,837
4/22	$15,604	$23,481	$16,654
5/22	$15,563	$23,450	$16,698
6/22	$14,646	$21,488	$15,679
7/22	$15,485	$23,504	$16,592
8/22	$14,953	$22,627	$16,046
9/22	$13,880	$20,528	$14,808
10/22	$14,380	$22,212	$15,377
11/22	$15,236	$23,371	$16,289
12/22	$14,786	$22,003	$15,814
1/23	$15,644	$23,518	$16,727
2/23	$15,252	$22,968	$16,287
3/23	$15,459	$23,583	$16,697
4/23	$15,557	$23,834	$16,869
5/23	$15,320	$23,927	$16,716
6/23	$15,832	$25,560	$17,354
7/23	$16,152	$26,477	$17,776
8/23	$15,767	$25,966	$17,429
9/23	$15,113	$24,729	$16,788
10/23	$14,652	$24,073	$16,349
11/23	$15,763	$26,318	$17,592
12/23	$16,567	$27,714	$18,431
1/24	$16,506	$28,021	$18,465
2/24	$16,889	$29,538	$18,909
3/24	$17,289	$30,491	$19,361
4/24	$16,723	$29,149	$18,739
5/24	$17,220	$30,526	$19,359
6/24	$17,400	$31,471	$19,684
7/24	$17,854	$32,056	$20,109
8/24	$18,221	$32,754	$20,516
9/24	$18,791	$33,432	$20,915

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C	22.47%	6.97%	6.51%
Class C with 1% Maximum Deferred Sales Charge	21.47%	6.97%	6.51%
Russell 3000® Index	35.19%	15.25%	12.82%
Moderate Allocation Blended BenchmarkFootnote Reference1	24.59%	8.65%	7.65%

AssetsNet	$ 402,405,880
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$402,405,880
# of Portfolio Holdings	22
Portfolio Turnover Rate	19%
Total Advisory Fees PaidFootnote Reference*	$0
Footnote	Description
Footnote*	Fund does not pay an advisory fee directly; the underlying funds in which the Fund invests do.

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	0.2%
International and Global Equity Funds	20.8%
Income Funds	33.7%
Domestic Equity Funds	45.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Calvert US Large-Cap Core Responsible Index Fund, Class R6	14.3%
Calvert Bond Fund, Class R6	9.0%
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	7.3%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	7.2%
Calvert Ultra-Short Duration Income Fund, Class R6	6.5%
Calvert International Equity Fund, Class R6	6.2%
Calvert Focused Value Fund, Class R6	5.4%
Calvert International Responsible Index Fund, Class R6	5.1%
Calvert Equity Fund, Class R6	5.0%
Calvert Core Bond Fund, Class I	4.1%
Total	70.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000099327
Shareholder Report [Line Items]
Fund Name	Calvert Moderate Allocation Fund
Class Name	Class I
Trading Symbol	CLAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Moderate Allocation Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$18	0.16%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Moderate Allocation Blended Benchmark (the Blended Index):

↓ The Fund’s larger-than-Blended Index allocation to equity assets detracted from performance relative to the Blended Index during the period

↓ Equity selections ― especially allocations to Calvert Equity Fund and Calvert Emerging Markets Advancement Fund ― hurt returns relative to the Blended Index

↓ Within the equity market, allocations to small-cap and mid-cap stocks detracted from performance relative to the Blended Index during the period

↓ An underweight position in investment-grade bonds and the Fund’s underweight duration detracted from returns relative to the Blended Index during the period

↑ Fund management’s selections ― especially in fixed-income assets ― were the largest contributor to returns relative to the Blended Index during the period

↑ Fund management’s selection of Calvert Bond Fund was particularly helpful to returns relative to the Blended Index during the period

↑ An overweight position in high yield corporate bonds and bank loans aided returns relative to the Blended Index during the period

↑ The Fund’s use of derivatives contributed to performance relative to the Blended Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Moderate Allocation Blended Benchmark
9/14	$1,000,000	$1,000,000	$1,000,000
10/14	$1,024,241	$1,027,513	$1,013,492
11/14	$1,039,905	$1,052,414	$1,028,233
12/14	$1,032,868	$1,052,402	$1,021,764
1/15	$1,025,387	$1,023,112	$1,016,106
2/15	$1,069,727	$1,082,351	$1,050,131
3/15	$1,064,700	$1,071,348	$1,043,783
4/15	$1,072,186	$1,076,194	$1,055,391
5/15	$1,078,062	$1,091,079	$1,058,355
6/15	$1,065,505	$1,072,825	$1,040,609
7/15	$1,075,137	$1,090,768	$1,049,939
8/15	$1,026,973	$1,024,919	$1,005,412
9/15	$1,008,562	$995,053	$985,764
10/15	$1,053,538	$1,073,648	$1,035,131
11/15	$1,049,255	$1,079,600	$1,032,855
12/15	$1,029,213	$1,057,440	$1,018,812
1/16	$991,359	$997,774	$983,746
2/16	$986,551	$997,453	$984,194
3/16	$1,035,746	$1,067,679	$1,034,689
4/16	$1,041,781	$1,074,296	$1,044,457
5/16	$1,050,827	$1,093,516	$1,049,729
6/16	$1,043,225	$1,095,764	$1,053,673
7/16	$1,074,093	$1,139,252	$1,085,427
8/16	$1,078,328	$1,142,158	$1,087,345
9/16	$1,082,266	$1,143,953	$1,090,948
10/16	$1,068,313	$1,119,203	$1,073,901
11/16	$1,085,902	$1,169,290	$1,081,472
12/16	$1,101,078	$1,192,107	$1,096,904
1/17	$1,116,902	$1,214,544	$1,114,808
2/17	$1,139,055	$1,259,715	$1,139,965
3/17	$1,149,177	$1,260,572	$1,145,737
4/17	$1,164,997	$1,273,934	$1,159,476
5/17	$1,182,096	$1,286,971	$1,175,291
6/17	$1,187,797	$1,298,586	$1,180,416
7/17	$1,205,528	$1,323,070	$1,200,860
8/17	$1,208,693	$1,325,620	$1,207,119
9/17	$1,225,778	$1,357,949	$1,222,936
10/17	$1,240,976	$1,387,582	$1,239,790
11/17	$1,260,594	$1,429,716	$1,258,427
12/17	$1,271,654	$1,444,006	$1,272,036
1/18	$1,314,850	$1,520,120	$1,311,011
2/18	$1,281,640	$1,464,089	$1,272,846
3/18	$1,272,812	$1,434,699	$1,259,947
4/18	$1,269,478	$1,440,152	$1,262,685
5/18	$1,280,119	$1,480,808	$1,276,520
6/18	$1,276,001	$1,490,492	$1,274,619
7/18	$1,302,689	$1,539,955	$1,299,240
8/18	$1,324,725	$1,594,035	$1,317,668
9/18	$1,324,369	$1,596,674	$1,316,251
10/18	$1,256,120	$1,479,106	$1,247,000
11/18	$1,276,209	$1,508,731	$1,262,968
12/18	$1,210,070	$1,368,314	$1,206,445
1/19	$1,283,407	$1,485,762	$1,275,850
2/19	$1,313,728	$1,538,015	$1,300,819
3/19	$1,328,435	$1,560,473	$1,319,502
4/19	$1,363,754	$1,622,785	$1,350,149
5/19	$1,317,106	$1,517,772	$1,304,803
6/19	$1,375,807	$1,624,375	$1,366,925
7/19	$1,383,608	$1,648,522	$1,374,009
8/19	$1,372,281	$1,614,916	$1,365,455
9/19	$1,386,503	$1,643,259	$1,380,670
10/19	$1,408,540	$1,678,633	$1,405,339
11/19	$1,439,097	$1,742,441	$1,431,904
12/19	$1,469,862	$1,792,752	$1,462,792
1/20	$1,468,392	$1,790,794	$1,463,895
2/20	$1,402,713	$1,644,176	$1,395,536
3/20	$1,257,883	$1,418,072	$1,264,126
4/20	$1,356,977	$1,605,882	$1,367,931
5/20	$1,411,702	$1,691,762	$1,413,020
6/20	$1,441,276	$1,730,439	$1,442,981
7/20	$1,497,551	$1,828,699	$1,500,465
8/20	$1,553,098	$1,961,178	$1,558,876
9/20	$1,535,019	$1,889,770	$1,525,854
10/20	$1,521,661	$1,848,982	$1,501,888
11/20	$1,640,409	$2,073,917	$1,629,822
12/20	$1,697,784	$2,167,218	$1,681,917
1/21	$1,693,160	$2,157,579	$1,674,882
2/21	$1,720,926	$2,225,019	$1,697,351
3/21	$1,748,533	$2,304,770	$1,721,955
4/21	$1,800,296	$2,423,579	$1,777,576
5/21	$1,818,820	$2,434,642	$1,793,981
6/21	$1,826,766	$2,494,678	$1,815,991
7/21	$1,846,123	$2,536,865	$1,832,208
8/21	$1,875,537	$2,609,210	$1,861,684
9/21	$1,823,530	$2,492,141	$1,806,621
10/21	$1,879,352	$2,660,670	$1,869,613
11/21	$1,848,340	$2,620,172	$1,841,662
12/21	$1,896,246	$2,723,350	$1,887,920
1/22	$1,820,689	$2,563,119	$1,808,381
2/22	$1,788,191	$2,498,556	$1,774,014
3/22	$1,778,908	$2,579,600	$1,783,656
4/22	$1,680,442	$2,348,101	$1,665,445
5/22	$1,678,000	$2,344,952	$1,669,809
6/22	$1,580,436	$2,148,777	$1,567,874
7/22	$1,672,635	$2,350,370	$1,659,249
8/22	$1,616,337	$2,262,656	$1,604,583
9/22	$1,500,983	$2,052,842	$1,480,811
10/22	$1,556,665	$2,221,188	$1,537,703
11/22	$1,650,835	$2,337,125	$1,628,937
12/22	$1,603,276	$2,200,278	$1,581,424
1/23	$1,697,830	$2,351,818	$1,672,713
2/23	$1,656,359	$2,296,849	$1,628,684
3/23	$1,680,657	$2,358,265	$1,669,711
4/23	$1,693,156	$2,383,391	$1,686,940
5/23	$1,668,158	$2,392,664	$1,671,596
6/23	$1,725,239	$2,556,048	$1,735,390
7/23	$1,762,071	$2,647,674	$1,777,553
8/23	$1,721,054	$2,596,564	$1,742,929
9/23	$1,651,761	$2,472,879	$1,678,764
10/23	$1,602,116	$2,407,326	$1,634,932
11/23	$1,724,967	$2,631,805	$1,759,185
12/23	$1,813,832	$2,771,401	$1,843,061
1/24	$1,809,393	$2,802,116	$1,846,451
2/24	$1,852,896	$2,953,796	$1,890,870
3/24	$1,898,095	$3,049,077	$1,936,111
4/24	$1,837,499	$2,914,913	$1,873,887
5/24	$1,893,640	$3,052,634	$1,935,902
6/24	$1,914,978	$3,147,135	$1,968,390
7/24	$1,966,903	$3,205,637	$2,010,883
8/24	$2,008,981	$3,275,420	$2,051,578
9/24	$2,042,578	$3,343,175	$2,091,520

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	23.65%	8.05%	7.40%
Russell 3000® Index	35.19%	15.25%	12.82%
Moderate Allocation Blended BenchmarkFootnote Reference2	24.59%	8.65%	7.65%

AssetsNet	$ 402,405,880
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$402,405,880
# of Portfolio Holdings	22
Portfolio Turnover Rate	19%
Total Advisory Fees PaidFootnote Reference*	$0
Footnote	Description
Footnote*	Fund does not pay an advisory fee directly; the underlying funds in which the Fund invests do.

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	0.2%
International and Global Equity Funds	20.8%
Income Funds	33.7%
Domestic Equity Funds	45.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Calvert US Large-Cap Core Responsible Index Fund, Class R6	14.3%
Calvert Bond Fund, Class R6	9.0%
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	7.3%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	7.2%
Calvert Ultra-Short Duration Income Fund, Class R6	6.5%
Calvert International Equity Fund, Class R6	6.2%
Calvert Focused Value Fund, Class R6	5.4%
Calvert International Responsible Index Fund, Class R6	5.1%
Calvert Equity Fund, Class R6	5.0%
Calvert Core Bond Fund, Class I	4.1%
Total	70.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000235279
Shareholder Report [Line Items]
Fund Name	Calvert Moderate Allocation Fund
Class Name	Class R6
Trading Symbol	CAMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Moderate Allocation Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Moderate Allocation Blended Benchmark (the Blended Index):

↓ The Fund’s larger-than-Blended Index allocation to equity assets detracted from performance relative to the Blended Index during the period

↓ Equity selections ― especially allocations to Calvert Equity Fund and Calvert Emerging Markets Advancement Fund ― hurt returns relative to the Blended Index

↓ Within the equity market, allocations to small-cap and mid-cap stocks detracted from performance relative to the Blended Index during the period

↓ An underweight position in investment-grade bonds and the Fund’s underweight duration detracted from returns relative to the Blended Index during the period

↑ Fund management’s selections ― especially in fixed-income assets ― were the largest contributor to returns relative to the Blended Index during the period

↑ Fund management’s selection of Calvert Bond Fund was particularly helpful to returns relative to the Blended Index during the period

↑ An overweight position in high yield corporate bonds and bank loans aided returns relative to the Blended Index during the period

↑ The Fund’s use of derivatives contributed to performance relative to the Blended Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Moderate Allocation Blended Benchmark
9/14	$5,000,000	$5,000,000	$5,000,000
10/14	$5,121,212	$5,137,566	$5,067,459
11/14	$5,199,495	$5,262,069	$5,141,167
12/14	$5,164,320	$5,262,010	$5,108,822
1/15	$5,126,917	$5,115,560	$5,080,532
2/15	$5,348,665	$5,411,756	$5,250,655
3/15	$5,323,496	$5,356,740	$5,218,913
4/15	$5,360,929	$5,380,970	$5,276,954
5/15	$5,390,340	$5,455,396	$5,291,776
6/15	$5,327,595	$5,364,125	$5,203,045
7/15	$5,375,760	$5,453,842	$5,249,697
8/15	$5,134,934	$5,124,596	$5,027,060
9/15	$5,042,949	$4,975,266	$4,928,821
10/15	$5,267,794	$5,368,239	$5,175,653
11/15	$5,246,380	$5,397,998	$5,164,274
12/15	$5,146,221	$5,287,202	$5,094,060
1/16	$4,956,955	$4,988,870	$4,918,732
2/16	$4,932,921	$4,987,263	$4,920,972
3/16	$5,178,932	$5,338,397	$5,173,444
4/16	$5,209,112	$5,371,482	$5,222,286
5/16	$5,254,382	$5,467,580	$5,248,647
6/16	$5,216,394	$5,478,822	$5,268,367
7/16	$5,370,708	$5,696,260	$5,427,134
8/16	$5,391,888	$5,710,790	$5,436,727
9/16	$5,411,527	$5,719,767	$5,454,739
10/16	$5,341,798	$5,596,017	$5,369,505
11/16	$5,429,717	$5,846,451	$5,407,362
12/16	$5,505,551	$5,960,533	$5,484,521
1/17	$5,584,700	$6,072,722	$5,574,038
2/17	$5,695,507	$6,298,576	$5,699,823
3/17	$5,746,162	$6,302,861	$5,728,683
4/17	$5,825,310	$6,369,670	$5,797,378
5/17	$5,910,790	$6,434,857	$5,876,454
6/17	$5,939,284	$6,492,928	$5,902,080
7/17	$6,027,930	$6,615,352	$6,004,298
8/17	$6,043,759	$6,628,098	$6,035,594
9/17	$6,129,239	$6,789,743	$6,114,682
10/17	$6,205,222	$6,937,910	$6,198,949
11/17	$6,303,366	$7,148,580	$6,292,136
12/17	$6,358,676	$7,220,030	$6,360,181
1/18	$6,574,619	$7,600,601	$6,555,054
2/18	$6,408,509	$7,320,446	$6,364,229
3/18	$6,364,354	$7,173,495	$6,299,734
4/18	$6,347,711	$7,200,759	$6,313,424
5/18	$6,400,969	$7,404,039	$6,382,602
6/18	$6,380,399	$7,452,460	$6,373,094
7/18	$6,513,880	$7,699,777	$6,496,202
8/18	$6,624,002	$7,970,176	$6,588,342
9/18	$6,622,233	$7,983,369	$6,581,255
10/18	$6,280,916	$7,395,532	$6,235,000
11/18	$6,381,303	$7,543,654	$6,314,840
12/18	$6,050,537	$6,841,571	$6,032,225
1/19	$6,417,236	$7,428,810	$6,379,251
2/19	$6,568,853	$7,690,075	$6,504,093
3/19	$6,642,428	$7,802,364	$6,597,508
4/19	$6,819,088	$8,113,927	$6,750,745
5/19	$6,585,896	$7,588,860	$6,524,014
6/19	$6,879,422	$8,121,876	$6,834,624
7/19	$6,918,409	$8,242,608	$6,870,046
8/19	$6,861,701	$8,074,580	$6,827,276
9/19	$6,932,790	$8,216,296	$6,903,348
10/19	$7,042,947	$8,393,167	$7,026,696
11/19	$7,195,745	$8,712,206	$7,159,519
12/19	$7,349,534	$8,963,761	$7,313,960
1/20	$7,342,155	$8,953,970	$7,319,476
2/20	$7,013,787	$8,220,879	$6,977,679
3/20	$6,289,613	$7,090,362	$6,320,629
4/20	$6,785,091	$8,029,411	$6,839,653
5/20	$7,058,713	$8,458,811	$7,065,101
6/20	$7,206,585	$8,652,195	$7,214,905
7/20	$7,488,035	$9,143,496	$7,502,324
8/20	$7,765,781	$9,805,891	$7,794,381
9/20	$7,675,351	$9,448,848	$7,629,271
10/20	$7,608,544	$9,244,912	$7,509,440
11/20	$8,202,382	$10,369,585	$8,149,108
12/20	$8,489,356	$10,836,092	$8,409,584
1/21	$8,466,214	$10,787,894	$8,374,408
2/21	$8,605,067	$11,125,094	$8,486,755
3/21	$8,743,092	$11,523,849	$8,609,775
4/21	$9,001,946	$12,117,894	$8,887,878
5/21	$9,094,670	$12,173,212	$8,969,907
6/21	$9,134,481	$12,473,390	$9,079,953
7/21	$9,231,245	$12,684,323	$9,161,039
8/21	$9,378,326	$13,046,052	$9,308,421
9/21	$9,118,272	$12,460,703	$9,033,103
10/21	$9,397,403	$13,303,352	$9,348,063
11/21	$9,242,330	$13,100,858	$9,208,309
12/21	$9,481,879	$13,616,752	$9,439,599
1/22	$9,104,066	$12,815,595	$9,041,904
2/22	$8,941,566	$12,492,779	$8,870,068
3/22	$8,895,677	$12,897,998	$8,918,282
4/22	$8,403,281	$11,740,502	$8,327,225
5/22	$8,391,073	$11,724,761	$8,349,044
6/22	$7,904,458	$10,743,883	$7,839,370
7/22	$8,365,585	$11,751,852	$8,296,245
8/22	$8,079,931	$11,313,282	$8,022,915
9/22	$7,508,158	$10,264,211	$7,404,056
10/22	$7,782,597	$11,105,938	$7,688,517
11/22	$8,257,745	$11,685,626	$8,144,685
12/22	$8,020,959	$11,001,392	$7,907,118
1/23	$8,494,000	$11,759,088	$8,363,563
2/23	$8,282,377	$11,484,246	$8,143,419
3/23	$8,404,987	$11,791,325	$8,348,557
4/23	$8,467,524	$11,916,954	$8,434,698
5/23	$8,346,619	$11,963,320	$8,357,982
6/23	$8,629,189	$12,780,241	$8,676,951
7/23	$8,813,502	$13,238,371	$8,887,765
8/23	$8,608,244	$12,982,821	$8,714,646
9/23	$8,262,964	$12,364,394	$8,393,818
10/23	$8,014,486	$12,036,630	$8,174,662
11/23	$8,629,365	$13,159,025	$8,795,927
12/23	$9,075,568	$13,857,005	$9,215,307
1/24	$9,053,346	$14,010,578	$9,232,257
2/24	$9,271,124	$14,768,978	$9,454,351
3/24	$9,498,776	$15,245,387	$9,680,556
4/24	$9,195,387	$14,574,564	$9,369,437
5/24	$9,476,468	$15,263,169	$9,679,510
6/24	$9,584,529	$15,735,677	$9,841,949
7/24	$9,844,539	$16,028,187	$10,054,416
8/24	$10,055,237	$16,377,100	$10,257,888
9/24	$10,219,659	$16,715,874	$10,457,601

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	23.68%	8.06%	7.40%
Russell 3000® Index	35.19%	15.25%	12.82%
Moderate Allocation Blended BenchmarkFootnote Reference2	24.59%	8.65%	7.65%

AssetsNet	$ 402,405,880
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$402,405,880
# of Portfolio Holdings	22
Portfolio Turnover Rate	19%
Total Advisory Fees PaidFootnote Reference*	$0
Footnote	Description
Footnote*	Fund does not pay an advisory fee directly; the underlying funds in which the Fund invests do.

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	0.2%
International and Global Equity Funds	20.8%
Income Funds	33.7%
Domestic Equity Funds	45.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Calvert US Large-Cap Core Responsible Index Fund, Class R6	14.3%
Calvert Bond Fund, Class R6	9.0%
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	7.3%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	7.2%
Calvert Ultra-Short Duration Income Fund, Class R6	6.5%
Calvert International Equity Fund, Class R6	6.2%
Calvert Focused Value Fund, Class R6	5.4%
Calvert International Responsible Index Fund, Class R6	5.1%
Calvert Equity Fund, Class R6	5.0%
Calvert Core Bond Fund, Class I	4.1%
Total	70.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000235426
Shareholder Report [Line Items]
Fund Name	Calvert Focused Value Fund
Class Name	Class A
Trading Symbol	CRFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Focused Value Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$111	0.99%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index):

↓ Humana, Inc., a health insurance company, detracted from returns after Medicare and Medicaid set fees lower than expected. The stock was sold by period-end

↓ Dollar Tree, Inc. hurt returns as its earnings and revenue projections fell due to competitive and inflationary pressures. The stock was sold by period-end

↓ A position in human resources consultant Robert Half, Inc. hampered Fund returns as cooling job market growth slowed its revenues and profits during the period

↓ FMC Corp., a chemical manufacturer, detracted from returns as sales ― particularly in Latin America ― declined, in part, as a result of a drought in Brazil

↑ Westinghouse Air Brake Technologies Corp., a maker of locomotives and train cars, contributed to returns on solid demand in the freight and transit sectors

↑ Micron Technology, Inc., a semiconductor maker, helped Index-relative performance as demand for memory chips rose alongside the burgeoning AI market

↑ Zebra Technologies Corp., a computer technology company, aided returns as demand for its scanning and tracking devices rose. The stock was sold by period-end

↑ NextEra Energy, Inc., an energy business focused on wind, solar and other green sources, contributed to returns on growing demand for clean energy solutions

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Russell 3000® Index	Russell 1000® Value Index
4/22	$9,475	$10,000	$10,000
5/22	$9,608	$9,090	$9,619
6/22	$8,925	$8,330	$8,779
7/22	$9,551	$9,111	$9,361
8/22	$9,276	$8,771	$9,082
9/22	$8,575	$7,958	$8,286
10/22	$9,267	$8,611	$9,135
11/22	$9,835	$9,060	$9,706
12/22	$9,334	$8,530	$9,315
1/23	$9,893	$9,117	$9,798
2/23	$9,542	$8,904	$9,452
3/23	$9,324	$9,142	$9,409
4/23	$9,514	$9,239	$9,550
5/23	$9,277	$9,275	$9,182
6/23	$9,761	$9,909	$9,792
7/23	$10,102	$10,264	$10,136
8/23	$9,704	$10,066	$9,863
9/23	$9,248	$9,586	$9,482
10/23	$8,793	$9,332	$9,148
11/23	$9,476	$10,202	$9,838
12/23	$10,139	$10,744	$10,383
1/24	$9,842	$10,863	$10,393
2/24	$10,359	$11,451	$10,777
3/24	$10,885	$11,820	$11,316
4/24	$10,694	$11,300	$10,832
5/24	$11,028	$11,834	$11,176
6/24	$10,847	$12,200	$11,071
7/24	$11,267	$12,427	$11,636
8/24	$11,296	$12,697	$11,949
9/24	$11,588	$14,238	$12,839

Average Annual Return [Table Text Block]
Fund	1 Year	Since 4/29/22 (Inception)
Class A	25.24%	8.64%
Class A with 5.25% Maximum Sales Charge	18.67%	6.27%
Russell 3000®IndexFootnote Reference1	35.19%	15.69%
Russell 1000® Value Index	27.76%	10.86%

Performance Inception Date	Apr. 29, 2022
AssetsNet	$ 62,109,068
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 208,523
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$62,109,068
# of Portfolio Holdings	36
Portfolio Turnover Rate	107%
Total Advisory Fees Paid	$208,523

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.5%
Communication Services	5.4%
Consumer Discretionary	5.7%
Utilities	6.6%
Consumer Staples	6.9%
Materials	6.9%
Real Estate	7.0%
Information Technology	9.3%
Industrials	14.9%
Health Care	17.8%
Financials	18.0%

Top Ten Holdings (% of total investments)Footnote Referencea

NextEra Energy, Inc.	3.9%
AbbVie, Inc.	3.8%
Reinsurance Group of America, Inc.	3.7%
Thermo Fisher Scientific, Inc.	3.6%
Charles Schwab Corp.	3.5%
Micron Technology, Inc.	3.4%
Cisco Systems, Inc.	3.3%
Johnson Controls International PLC	3.2%
Robert Half, Inc.	3.2%
Westinghouse Air Brake Technologies Corp.	3.2%
Total	34.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000235427
Shareholder Report [Line Items]
Fund Name	Calvert Focused Value Fund
Class Name	Class C
Trading Symbol	CRFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Focused Value Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$195	1.74%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index):

↓ Humana, Inc., a health insurance company, detracted from returns after Medicare and Medicaid set fees lower than expected. The stock was sold by period-end

↓ Dollar Tree, Inc. hurt returns as its earnings and revenue projections fell due to competitive and inflationary pressures. The stock was sold by period-end

↓ A position in human resources consultant Robert Half, Inc. hampered Fund returns as cooling job market growth slowed its revenues and profits during the period

↓ FMC Corp., a chemical manufacturer, detracted from returns as sales ― particularly in Latin America ― declined, in part, as a result of a drought in Brazil

↑ Westinghouse Air Brake Technologies Corp., a maker of locomotives and train cars, contributed to returns on solid demand in the freight and transit sectors

↑ Micron Technology, Inc., a semiconductor maker, helped Index-relative performance as demand for memory chips rose alongside the burgeoning AI market

↑ Zebra Technologies Corp., a computer technology company, aided returns as demand for its scanning and tracking devices rose. The stock was sold by period-end

↑ NextEra Energy, Inc., an energy business focused on wind, solar and other green sources, contributed to returns on growing demand for clean energy solutions

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Russell 3000® Index	Russell 1000® Value Index
4/22	$10,000	$10,000	$10,000
5/22	$10,130	$9,090	$9,619
6/22	$9,410	$8,330	$8,779
7/22	$10,060	$9,111	$9,361
8/22	$9,760	$8,771	$9,082
9/22	$9,020	$7,958	$8,286
10/22	$9,740	$8,611	$9,135
11/22	$10,330	$9,060	$9,706
12/22	$9,800	$8,530	$9,315
1/23	$10,380	$9,117	$9,798
2/23	$10,000	$8,904	$9,452
3/23	$9,770	$9,142	$9,409
4/23	$9,960	$9,239	$9,550
5/23	$9,700	$9,275	$9,182
6/23	$10,210	$9,909	$9,792
7/23	$10,560	$10,264	$10,136
8/23	$10,140	$10,066	$9,863
9/23	$9,660	$9,586	$9,482
10/23	$9,170	$9,332	$9,148
11/23	$9,880	$10,202	$9,838
12/23	$10,567	$10,744	$10,383
1/24	$10,256	$10,863	$10,393
2/24	$10,778	$11,451	$10,777
3/24	$11,319	$11,820	$11,316
4/24	$11,108	$11,300	$10,832
5/24	$11,459	$11,834	$11,176
6/24	$11,259	$12,200	$11,071
7/24	$11,690	$12,427	$11,636
8/24	$11,710	$12,697	$11,949
9/24	$12,011	$14,238	$12,839

Average Annual Return [Table Text Block]
Fund	1 Year	Since 4/29/22 (Inception)
Class C	24.34%	7.85%
Class C with 1% Maximum Deferred Sales Charge	23.34%	7.85%
Russell 3000®IndexFootnote Reference1	35.19%	15.69%
Russell 1000® Value Index	27.76%	10.86%

Performance Inception Date	Apr. 29, 2022
AssetsNet	$ 62,109,068
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 208,523
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$62,109,068
# of Portfolio Holdings	36
Portfolio Turnover Rate	107%
Total Advisory Fees Paid	$208,523

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.5%
Communication Services	5.4%
Consumer Discretionary	5.7%
Utilities	6.6%
Consumer Staples	6.9%
Materials	6.9%
Real Estate	7.0%
Information Technology	9.3%
Industrials	14.9%
Health Care	17.8%
Financials	18.0%

Top Ten Holdings (% of total investments)Footnote Referencea

NextEra Energy, Inc.	3.9%
AbbVie, Inc.	3.8%
Reinsurance Group of America, Inc.	3.7%
Thermo Fisher Scientific, Inc.	3.6%
Charles Schwab Corp.	3.5%
Micron Technology, Inc.	3.4%
Cisco Systems, Inc.	3.3%
Johnson Controls International PLC	3.2%
Robert Half, Inc.	3.2%
Westinghouse Air Brake Technologies Corp.	3.2%
Total	34.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000235428
Shareholder Report [Line Items]
Fund Name	Calvert Focused Value Fund
Class Name	Class I
Trading Symbol	CRFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Focused Value Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$83	0.74%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index):

↓ Humana, Inc., a health insurance company, detracted from returns after Medicare and Medicaid set fees lower than expected. The stock was sold by period-end

↓ Dollar Tree, Inc. hurt returns as its earnings and revenue projections fell due to competitive and inflationary pressures. The stock was sold by period-end

↓ A position in human resources consultant Robert Half, Inc. hampered Fund returns as cooling job market growth slowed its revenues and profits during the period

↓ FMC Corp., a chemical manufacturer, detracted from returns as sales ― particularly in Latin America ― declined, in part, as a result of a drought in Brazil

↑ Westinghouse Air Brake Technologies Corp., a maker of locomotives and train cars, contributed to returns on solid demand in the freight and transit sectors

↑ Micron Technology, Inc., a semiconductor maker, helped Index-relative performance as demand for memory chips rose alongside the burgeoning AI market

↑ Zebra Technologies Corp., a computer technology company, aided returns as demand for its scanning and tracking devices rose. The stock was sold by period-end

↑ NextEra Energy, Inc., an energy business focused on wind, solar and other green sources, contributed to returns on growing demand for clean energy solutions

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 1000® Value Index
4/22	$1,000,000	$1,000,000	$1,000,000
6/22	$942,000	$832,988	$877,893
9/22	$905,000	$795,799	$828,578
12/22	$986,653	$852,953	$931,493
3/23	$985,652	$914,198	$940,864
6/23	$1,032,731	$990,870	$979,200
9/23	$979,642	$958,629	$948,210
12/23	$1,073,723	$1,074,353	$1,038,267
3/24	$1,153,670	$1,181,996	$1,131,561
6/24	$1,149,622	$1,220,009	$1,107,052
9/24	$1,229,570	$1,423,778	$1,283,860

Average Annual Return [Table Text Block]
Fund	1 Year	Since 4/29/22 (Inception)
Class I	25.51%	8.90%
Russell 3000®IndexFootnote Reference1	35.19%	15.69%
Russell 1000® Value Index	27.76%	10.86%

Performance Inception Date	Apr. 29, 2022
AssetsNet	$ 62,109,068
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 208,523
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$62,109,068
# of Portfolio Holdings	36
Portfolio Turnover Rate	107%
Total Advisory Fees Paid	$208,523

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.5%
Communication Services	5.4%
Consumer Discretionary	5.7%
Utilities	6.6%
Consumer Staples	6.9%
Materials	6.9%
Real Estate	7.0%
Information Technology	9.3%
Industrials	14.9%
Health Care	17.8%
Financials	18.0%

Top Ten Holdings (% of total investments)Footnote Referencea

NextEra Energy, Inc.	3.9%
AbbVie, Inc.	3.8%
Reinsurance Group of America, Inc.	3.7%
Thermo Fisher Scientific, Inc.	3.6%
Charles Schwab Corp.	3.5%
Micron Technology, Inc.	3.4%
Cisco Systems, Inc.	3.3%
Johnson Controls International PLC	3.2%
Robert Half, Inc.	3.2%
Westinghouse Air Brake Technologies Corp.	3.2%
Total	34.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000235425
Shareholder Report [Line Items]
Fund Name	Calvert Focused Value Fund
Class Name	Class R6
Trading Symbol	CRFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Focused Value Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$83	0.74%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index):

↓ Humana, Inc., a health insurance company, detracted from returns after Medicare and Medicaid set fees lower than expected. The stock was sold by period-end

↓ Dollar Tree, Inc. hurt returns as its earnings and revenue projections fell due to competitive and inflationary pressures. The stock was sold by period-end

↓ A position in human resources consultant Robert Half, Inc. hampered Fund returns as cooling job market growth slowed its revenues and profits during the period

↓ FMC Corp., a chemical manufacturer, detracted from returns as sales ― particularly in Latin America ― declined, in part, as a result of a drought in Brazil

↑ Westinghouse Air Brake Technologies Corp., a maker of locomotives and train cars, contributed to returns on solid demand in the freight and transit sectors

↑ Micron Technology, Inc., a semiconductor maker, helped Index-relative performance as demand for memory chips rose alongside the burgeoning AI market

↑ Zebra Technologies Corp., a computer technology company, aided returns as demand for its scanning and tracking devices rose. The stock was sold by period-end

↑ NextEra Energy, Inc., an energy business focused on wind, solar and other green sources, contributed to returns on growing demand for clean energy solutions

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 1000® Value Index
4/22	$5,000,000	$5,000,000	$5,000,000
5/22	$5,070,000	$4,545,187	$4,809,697
6/22	$4,710,000	$4,164,942	$4,389,464
7/22	$5,045,000	$4,555,689	$4,680,541
8/22	$4,900,000	$4,385,673	$4,541,082
9/22	$4,525,000	$3,978,994	$4,142,888
10/22	$4,895,000	$4,305,295	$4,567,659
11/22	$5,195,000	$4,530,015	$4,853,099
12/22	$4,931,292	$4,264,767	$4,657,463
1/23	$5,226,969	$4,558,494	$4,898,814
2/23	$5,041,544	$4,451,949	$4,726,087
3/23	$4,926,280	$4,570,990	$4,704,322
4/23	$5,026,510	$4,619,691	$4,775,202
5/23	$4,906,234	$4,637,666	$4,591,032
6/23	$5,161,820	$4,954,351	$4,896,001
7/23	$5,347,244	$5,131,948	$5,068,169
8/23	$5,136,762	$5,032,882	$4,931,346
9/23	$4,896,211	$4,793,145	$4,741,048
10/23	$4,655,661	$4,666,085	$4,573,774
11/23	$5,016,487	$5,101,189	$4,918,865
12/23	$5,367,921	$5,371,766	$5,191,334
1/24	$5,215,999	$5,431,300	$5,196,709
2/24	$5,484,395	$5,725,299	$5,388,414
3/24	$5,762,919	$5,909,982	$5,657,806
4/24	$5,666,702	$5,649,932	$5,416,130
5/24	$5,843,945	$5,916,875	$5,587,821
6/24	$5,747,727	$6,100,046	$5,535,259
7/24	$5,975,611	$6,213,440	$5,818,231
8/24	$5,990,803	$6,348,698	$5,974,305
9/24	$6,147,789	$7,118,892	$6,419,301

Average Annual Return [Table Text Block]
Fund	1 Year	Since 4/29/22 (Inception)
Class R6	25.56%	8.90%
Russell 3000®IndexFootnote Reference1	35.19%	15.69%
Russell 1000® Value Index	27.76%	10.86%

Performance Inception Date	Apr. 29, 2022
AssetsNet	$ 62,109,068
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 208,523
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$62,109,068
# of Portfolio Holdings	36
Portfolio Turnover Rate	107%
Total Advisory Fees Paid	$208,523

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.5%
Communication Services	5.4%
Consumer Discretionary	5.7%
Utilities	6.6%
Consumer Staples	6.9%
Materials	6.9%
Real Estate	7.0%
Information Technology	9.3%
Industrials	14.9%
Health Care	17.8%
Financials	18.0%

Top Ten Holdings (% of total investments)Footnote Referencea

NextEra Energy, Inc.	3.9%
AbbVie, Inc.	3.8%
Reinsurance Group of America, Inc.	3.7%
Thermo Fisher Scientific, Inc.	3.6%
Charles Schwab Corp.	3.5%
Micron Technology, Inc.	3.4%
Cisco Systems, Inc.	3.3%
Johnson Controls International PLC	3.2%
Robert Half, Inc.	3.2%
Westinghouse Air Brake Technologies Corp.	3.2%
Total	34.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745